UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,385,248,939	1,493,224,963
0.3%	Other Investment Companies	4,899,255	4,867,719
100.0%	Total Investments	1,390,148,194	1,498,092,682
(0.0%)	Other Assets and Liabilities, Net		(723,822)
100.0%	Net Assets		1,497,368,860

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Diversified REITs 3.1%
Cousins Properties, Inc.	546,263	5,271,438
Duke Realty Corp.	898,027	17,565,408
First Potomac Realty Trust	162,137	1,637,584
Liberty Property Trust	385,584	13,472,305
PS Business Parks, Inc.	48,296	3,530,438
Washington Real Estate Investment Trust	178,105	4,461,530
		45,938,703
Industrial REITs 4.9%
DCT Industrial Trust, Inc.	226,350	7,403,908
EastGroup Properties, Inc.	83,905	4,667,635
First Industrial Realty Trust, Inc.	293,411	5,724,449
Prologis, Inc.	1,334,741	52,842,396
Rexford Industrial Realty, Inc.	145,406	2,121,474
		72,759,862
Office REITs 18.1%
Alexandria Real Estate Equities, Inc.	188,258	17,457,164
BioMed Realty Trust, Inc.	523,208	10,668,211
Boston Properties, Inc.	400,038	52,016,941
Brandywine Realty Trust	469,689	6,613,221
Columbia Property Trust, Inc.	329,872	8,576,672
Corporate Office Properties Trust	243,527	6,251,338
Digital Realty Trust, Inc.	351,530	23,215,041
Douglas Emmett, Inc.	352,811	10,365,587
DuPont Fabros Technology, Inc.	172,810	5,571,395
Equity Commonwealth *	334,536	8,614,302
Franklin Street Properties Corp.	231,307	2,685,474
Highwoods Properties, Inc.	243,437	10,212,182
Kilroy Realty Corp.	225,014	15,541,717
Mack-Cali Realty Corp.	223,109	3,770,542
New York REIT, Inc.	411,923	3,818,526
Parkway Properties, Inc.	218,794	3,761,069
Security	Number of Shares	Value ($)
Piedmont Office Realty Trust, Inc., Class A	395,226	6,793,935
SL Green Realty Corp.	257,936	30,606,686
Vornado Realty Trust	454,169	45,366,942
		271,906,945
Residential REITs 20.1%
American Campus Communities, Inc.	292,026	11,391,934
American Homes 4 Rent, Class A	375,827	6,272,553
Apartment Investment & Management Co., Class A	408,469	15,493,229
Associated Estates Realty Corp.	151,701	4,337,132
AvalonBay Communities, Inc.	343,917	57,262,180
Camden Property Trust	225,214	16,886,546
Education Realty Trust, Inc.	125,451	4,132,356
Equity LifeStyle Properties, Inc.	207,285	11,357,145
Equity Residential	948,193	70,469,704
Essex Property Trust, Inc.	169,772	37,794,643
Home Properties, Inc.	151,606	11,267,358
Mid-America Apartment Communities, Inc.	195,108	14,904,300
Post Properties, Inc.	143,845	8,171,834
Silver Bay Realty Trust Corp.	100,119	1,545,837
Sun Communities, Inc.	132,283	8,348,380
UDR, Inc.	670,351	21,826,629
		301,461,760
Retail REITs 26.3%
Acadia Realty Trust	177,426	5,503,755
Brixmor Property Group, Inc.	445,430	11,037,755
CBL & Associates Properties, Inc.	444,913	7,852,714
Cedar Realty Trust, Inc.	202,015	1,363,601
DDR Corp.	774,091	13,097,620
Equity One, Inc.	205,440	5,090,803
Federal Realty Investment Trust	179,621	24,153,636
General Growth Properties, Inc.	1,633,166	46,267,593
Inland Real Estate Corp.	233,700	2,369,718
Kimco Realty Corp.	1,069,445	25,623,902
Kite Realty Group Trust	219,785	5,945,184
Pennsylvania Real Estate Investment Trust	180,452	4,027,689
Ramco-Gershenson Properties Trust	205,121	3,532,184
Regency Centers Corp.	247,168	15,606,187
Rouse Properties, Inc.	91,886	1,586,871
Saul Centers, Inc.	29,999	1,511,050
Simon Property Group, Inc.	810,163	146,963,568
Tanger Factory Outlet Centers, Inc.	240,759	8,096,725
Taubman Centers, Inc.	166,319	12,312,596
The Macerich Co.	366,408	30,085,761
Urban Edge Properties	238,725	5,156,460
Weingarten Realty Investors	296,117	9,988,026
WP GLIMCHER, Inc.	485,481	6,830,718
		394,004,116
    1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Specialized REITs 27.2%
Ashford Hospitality Prime, Inc.	65,554	1,031,820
Ashford Hospitality Trust, Inc.	219,744	1,889,798
CubeSmart	428,510	10,194,253
DiamondRock Hospitality Co.	516,239	6,798,868
Extra Space Storage, Inc.	287,825	20,156,385
FelCor Lodging Trust, Inc.	332,451	3,570,524
HCP, Inc.	1,201,506	46,522,312
Health Care REIT, Inc.	911,063	64,011,286
Healthcare Realty Trust, Inc.	258,769	6,163,878
Hersha Hospitality Trust	533,221	3,391,286
Hospitality Properties Trust	389,412	11,756,348
Host Hotels & Resorts, Inc.	1,974,142	39,324,909
LaSalle Hotel Properties	293,415	10,697,911
LTC Properties, Inc.	92,783	3,905,236
Pebblebrook Hotel Trust	188,214	8,070,616
Public Storage	378,270	73,210,376
Senior Housing Properties Trust	605,541	12,116,875
Sovran Self Storage, Inc.	92,748	8,459,545
Strategic Hotels & Resorts, Inc. *	712,811	8,610,757
Sunstone Hotel Investors, Inc.	540,325	8,245,360
Universal Health Realty Income Trust	34,183	1,637,366
Ventas, Inc.	862,716	57,387,868
		407,153,577
Total Common Stock
(Cost $1,385,248,939)		1,493,224,963
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets
Equity Fund 0.2%
SPDR Dow Jones REIT ETF	35,000	3,113,950
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,753,769	1,753,769
Total Other Investment Companies
(Cost $4,899,255)		4,867,719

End of Investments

At 05/31/15, the tax basis cost of the fund's investments was $1,391,330,951 and the unrealized appreciation and depreciation were $121,534,511 and ($14,772,780), respectively, with a net unrealized appreciation of $106,761,731.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
2

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,493,224,963	$—	$—	$1,493,224,963
Other Investment Companies[1]	4,867,719	—	—	4,867,719
Total	$1,498,092,682	$—	$—	$1,498,092,682
[1]	As categorized in Portfolio Holdings.
    3

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG66362MAY15
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	209,069,784	224,420,086
0.0%	Rights	1,852	1,852
0.5%	Other Investment Companies	1,266,863	1,266,863
100.0%	Total Investments	210,338,499	225,688,801
(0.0%)	Other Assets and Liabilities, Net		(78,120)
100.0%	Net Assets		225,610,681

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
BorgWarner, Inc.	1,506	90,586
Cooper Tire & Rubber Co.	906	33,259
Dana Holding Corp.	2,599	56,580
Drew Industries, Inc.	296	18,174
Ford Motor Co.	39,579	600,413
General Motors Co.	21,667	779,362
Gentex Corp.	2,368	40,682
Harley-Davidson, Inc.	1,802	96,389
Johnson Controls, Inc.	8,052	418,865
Lear Corp.	1,332	154,539
Modine Manufacturing Co. *	839	9,388
Standard Motor Products, Inc.	435	15,299
Superior Industries International, Inc.	444	8,565
Tenneco, Inc. *	302	17,734
The Goodyear Tire & Rubber Co.	2,706	86,173
Thor Industries, Inc.	619	37,815
Tower International, Inc. *	568	15,626
Visteon Corp. *	748	81,921
		2,561,370
Banks 5.5%
Associated Banc-Corp.	2,072	39,306
Astoria Financial Corp.	1,776	23,283
BancorpSouth, Inc.	1,036	25,061
Bank of America Corp.	139,860	2,307,690
Bank of Hawaii Corp.	592	37,160
BankUnited, Inc.	446	14,981
BB&T Corp.	7,117	280,908
BOK Financial Corp.	148	9,573
Capitol Federal Financial, Inc.	888	10,745
Cathay General Bancorp	592	17,890
CIT Group, Inc.	1,356	62,728
Citigroup, Inc.	26,391	1,427,225
City National Corp.	296	27,285
Security	Number of Shares	Value ($)
Comerica, Inc.	1,776	86,935
Commerce Bancshares, Inc.	618	27,569
Community Bank System, Inc.	148	5,226
Cullen/Frost Bankers, Inc.	666	48,891
CVB Financial Corp.	740	12,136
East West Bancorp, Inc.	592	25,397
EverBank Financial Corp.	413	7,616
F.N.B. Corp.	1,036	13,976
Fifth Third Bancorp	8,183	165,624
First Citizens BancShares, Inc., Class A	35	8,438
First Financial Bancorp	751	13,045
First Financial Bankshares, Inc. (e)	544	16,391
First Horizon National Corp.	2,812	41,505
First Niagara Financial Group, Inc.	3,716	33,110
First Republic Bank	296	17,923
FirstMerit Corp.	1,184	23,254
Fulton Financial Corp.	1,776	22,484
Glacier Bancorp, Inc.	433	12,185
Hancock Holding Co.	396	11,535
Hudson City Bancorp, Inc.	8,584	81,677
Huntington Bancshares, Inc.	8,584	95,540
IBERIABANK Corp.	148	9,512
International Bancshares Corp.	592	15,451
JPMorgan Chase & Co.	43,637	2,870,442
KeyCorp	9,340	136,177
M&T Bank Corp.	900	108,792
MB Financial, Inc.	444	14,306
National Penn Bancshares, Inc.	1,194	12,776
NBT Bancorp, Inc.	296	7,287
New York Community Bancorp, Inc.	5,772	102,395
Northwest Bancshares, Inc.	1,734	20,981
Old National Bancorp	592	8,057
People's United Financial, Inc.	2,960	46,058
Popular, Inc. *	1,924	62,511
Prosperity Bancshares, Inc.	218	11,678
Provident Financial Services, Inc.	740	13,453
Regions Financial Corp.	16,437	165,849
Signature Bank *	93	12,987
SunTrust Banks, Inc.	5,780	246,690
Susquehanna Bancshares, Inc.	1,036	14,390
SVB Financial Group *	148	19,967
Synovus Financial Corp.	1,491	43,269
TCF Financial Corp.	2,072	32,613
The PNC Financial Services Group, Inc.	4,440	424,864
Trustmark Corp.	592	14,119
U.S. Bancorp	13,487	581,425
UMB Financial Corp.	213	11,031
Umpqua Holdings Corp.	740	13,017
United Bankshares, Inc.	444	16,810
Valley National Bancorp	2,072	20,264
Washington Federal, Inc.	888	19,625
Webster Financial Corp.	592	22,431
Wells Fargo & Co.	38,309	2,143,772
Westamerica Bancorp	257	11,760
    1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Wintrust Financial Corp.	148	7,415
Zions Bancorp	2,368	68,388
		12,384,854
Capital Goods 7.9%
3M Co.	5,401	859,191
A.O. Smith Corp.	444	31,693
AAR Corp.	888	26,232
Actuant Corp., Class A	592	13,912
Acuity Brands, Inc.	296	52,241
AECOM *	3,512	116,001
Aegion Corp. *	444	7,912
AGCO Corp.	1,924	97,701
Air Lease Corp.	154	5,795
Aircastle Ltd.	1,743	42,285
Albany International Corp., Class A	444	17,574
Allegion plc	1,010	63,064
Allison Transmission Holdings, Inc.	484	14,810
American Science & Engineering, Inc.	105	4,109
AMETEK, Inc.	888	47,739
Apogee Enterprises, Inc.	444	23,856
Applied Industrial Technologies, Inc.	592	25,083
Armstrong World Industries, Inc. *	969	53,217
Astec Industries, Inc.	296	12,240
AZZ, Inc.	165	7,908
B/E Aerospace, Inc.	444	25,459
Barnes Group, Inc.	592	23,834
Beacon Roofing Supply, Inc. *	444	13,924
Briggs & Stratton Corp.	1,036	19,777
Carlisle Cos., Inc.	592	58,697
Caterpillar, Inc.	7,138	609,014
Chart Industries, Inc. *	244	7,920
Chicago Bridge & Iron Co. N.V. (e)	592	32,122
CIRCOR International, Inc.	148	7,891
CLARCOR, Inc.	444	27,355
Colfax Corp. *	174	8,768
Comfort Systems USA, Inc.	691	15,513
Crane Co.	444	26,875
Cubic Corp.	373	17,829
Cummins, Inc.	1,825	247,379
Curtiss-Wright Corp.	592	42,677
Danaher Corp.	2,847	245,753
Deere & Co.	5,156	483,014
DigitalGlobe, Inc. *	444	13,320
Donaldson Co., Inc.	888	31,666
Dover Corp.	1,776	133,910
Dycom Industries, Inc. *	634	36,506
Eaton Corp. plc	3,361	240,614
EMCOR Group, Inc.	1,184	53,718
Emerson Electric Co.	10,090	608,528
Encore Wire Corp.	444	19,394
EnerSys	444	29,588
Engility Holdings, Inc.	314	8,767
EnPro Industries, Inc.	148	8,951
ESCO Technologies, Inc.	450	16,785
Esterline Technologies Corp. *	296	32,018
Fastenal Co.	1,628	67,578
Flowserve Corp.	1,411	77,605
Fluor Corp.	4,004	225,105
Fortune Brands Home & Security, Inc.	1,374	63,012
Franklin Electric Co., Inc.	296	10,416
Security	Number of Shares	Value ($)
GATX Corp.	740	41,225
Generac Holdings, Inc. *	534	22,311
General Cable Corp.	2,664	50,323
General Dynamics Corp.	4,162	583,346
General Electric Co.	103,518	2,822,936
Graco, Inc.	444	32,230
GrafTech International Ltd. *	3,457	17,527
Granite Construction, Inc.	888	31,835
Griffon Corp.	987	15,762
H&E Equipment Services, Inc.	444	9,693
Harsco Corp.	3,494	56,288
HEICO Corp.	150	8,595
Hexcel Corp.	444	21,863
Hillenbrand, Inc.	592	18,186
Honeywell International, Inc.	5,271	549,238
Hubbell, Inc., Class B	444	47,965
Huntington Ingalls Industries, Inc.	361	44,760
Hyster-Yale Materials Handling, Inc.	156	11,070
IDEX Corp.	444	34,303
Illinois Tool Works, Inc.	4,236	397,464
Ingersoll-Rand plc	3,246	223,260
ITT Corp.	989	42,211
Jacobs Engineering Group, Inc. *	2,468	106,766
Joy Global, Inc.	1,748	68,067
Kaman Corp.	296	12,539
KBR, Inc.	7,851	150,347
Kennametal, Inc.	1,268	45,724
L-3 Communications Holdings, Inc.	2,450	288,635
Layne Christensen Co. *(e)	1,847	15,035
Lennox International, Inc.	512	57,651
Lincoln Electric Holdings, Inc.	740	49,735
Lindsay Corp. (e)	77	6,202
Lockheed Martin Corp.	3,133	589,631
Masco Corp.	3,057	82,753
Masonite International Corp. *	148	10,097
MasTec, Inc. *	654	11,550
Meritor, Inc. *	958	13,709
Moog, Inc., Class A *	444	30,472
MRC Global, Inc. *	2,906	44,491
MSC Industrial Direct Co., Inc., Class A	463	32,118
Mueller Industries, Inc.	1,409	49,118
Mueller Water Products, Inc., Class A	2,368	21,833
MYR Group, Inc. *	644	19,062
Navistar International Corp. *	482	12,763
Nordson Corp.	296	23,949
Northrop Grumman Corp.	4,213	670,625
Orbital ATK, Inc.	835	63,878
Oshkosh Corp.	1,480	74,237
Owens Corning	2,165	91,709
PACCAR, Inc.	3,262	207,333
Pall Corp.	765	95,197
Parker-Hannifin Corp.	1,943	233,995
Pentair plc	762	48,791
Polypore International, Inc. *	196	11,742
Precision Castparts Corp.	655	138,618
Quanex Building Products Corp.	592	10,532
Quanta Services, Inc. *	1,924	56,412
Raven Industries, Inc.	296	5,701
Raytheon Co.	5,186	535,506
RBC Bearings, Inc. *	109	7,639
Regal Beloit Corp.	839	65,601
Rexnord Corp. *	535	13,707
2

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rockwell Automation, Inc.	888	109,126
Rockwell Collins, Inc.	1,480	140,881
Roper Technologies, Inc.	444	77,682
Rush Enterprises, Inc., Class A *	592	15,729
Simpson Manufacturing Co., Inc.	444	15,060
Snap-on, Inc.	444	68,998
Spirit AeroSystems Holdings, Inc., Class A *	1,125	61,414
SPX Corp.	670	49,788
Standex International Corp.	92	7,361
Stanley Black & Decker, Inc.	1,348	138,089
TAL International Group, Inc. *	296	10,742
Teledyne Technologies, Inc. *	296	29,994
Tennant Co.	148	9,436
Terex Corp.	1,480	36,600
Textron, Inc.	3,073	138,961
The Babcock & Wilcox Co.	740	24,635
The Boeing Co.	3,895	547,325
The Greenbrier Cos., Inc. (e)	296	17,828
The Manitowoc Co., Inc.	1,332	25,122
The Middleby Corp. *	157	17,066
The Timken Co.	2,044	79,920
The Toro Co.	592	40,487
Titan International, Inc.	978	10,416
TransDigm Group, Inc.	152	34,358
TriMas Corp. *	372	10,751
Trinity Industries, Inc.	1,227	36,798
Triumph Group, Inc.	501	33,412
Tutor Perini Corp. *	1,208	25,320
United Rentals, Inc. *	670	59,570
United Technologies Corp.	9,850	1,154,125
Universal Forest Products, Inc.	740	40,966
Valmont Industries, Inc.	236	29,370
W.W. Grainger, Inc.	696	167,270
WABCO Holdings, Inc. *	444	56,130
Wabtec Corp.	444	44,533
Watsco, Inc.	296	37,272
Watts Water Technologies, Inc., Class A	296	15,726
WESCO International, Inc. *	740	53,176
Woodward, Inc.	444	22,617
Xylem, Inc.	1,628	59,536
		17,823,296
Commercial & Professional Services 1.2%
ABM Industries, Inc.	1,332	43,210
ACCO Brands Corp. *	1,125	8,269
Brady Corp., Class A	1,148	29,044
CEB, Inc.	296	25,039
Cintas Corp.	1,480	127,413
Clean Harbors, Inc. *	296	16,677
Copart, Inc. *	922	31,901
Covanta Holding Corp.	1,184	26,166
Deluxe Corp.	592	37,787
Equifax, Inc.	888	89,093
Essendant, Inc.	1,054	40,937
FTI Consulting, Inc. *	744	29,239
G&K Services, Inc., Class A	296	20,625
Healthcare Services Group, Inc.	444	13,413
Herman Miller, Inc.	888	24,598
HNI Corp.	888	43,059
Huron Consulting Group, Inc. *	148	9,516
Security	Number of Shares	Value ($)
ICF International, Inc. *	296	10,591
IHS, Inc., Class A *	148	18,263
Insperity, Inc.	444	23,363
Interface, Inc.	444	9,559
KAR Auction Services, Inc.	594	22,132
Kelly Services, Inc., Class A	1,628	25,267
Kforce, Inc.	592	13,030
Kimball International, Inc., Class B	1,094	13,336
Knoll, Inc.	592	13,474
Korn/Ferry International	592	18,997
ManpowerGroup, Inc.	2,102	177,934
Matthews International Corp., Class A	444	22,045
McGrath RentCorp	296	9,010
Mobile Mini, Inc.	148	5,873
MSA Safety, Inc.	296	13,231
Navigant Consulting, Inc. *	1,036	14,100
Nielsen N.V.	1,220	54,888
On Assignment, Inc. *	148	5,549
Pitney Bowes, Inc.	4,598	100,466
Quad/Graphics, Inc.	1,449	29,632
R.R. Donnelley & Sons Co.	8,048	154,361
Republic Services, Inc.	3,710	149,476
Resources Connection, Inc.	1,036	16,255
Robert Half International, Inc.	1,697	95,660
Rollins, Inc.	444	11,020
Steelcase, Inc., Class A	1,958	33,678
Stericycle, Inc. *	296	40,641
Team, Inc. *	148	5,890
Tetra Tech, Inc.	1,372	35,892
The ADT Corp.	2,840	103,603
The Brink's Co.	1,184	37,841
The Dun & Bradstreet Corp.	592	75,735
Towers Watson & Co., Class A	296	40,833
TrueBlue, Inc. *	888	25,290
Tyco International plc	3,871	156,234
UniFirst Corp.	148	16,918
Verisk Analytics, Inc., Class A *	662	48,048
Viad Corp.	444	11,917
Waste Connections, Inc.	592	28,730
Waste Management, Inc.	6,910	343,081
West Corp.	263	8,048
		2,655,877
Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	148	4,896
Brunswick Corp.	296	15,108
Callaway Golf Co.	1,924	18,163
Carter's, Inc.	296	30,553
Coach, Inc.	6,107	216,005
Columbia Sportswear Co.	296	16,591
Crocs, Inc. *	592	8,904
D.R. Horton, Inc.	2,137	55,818
Deckers Outdoor Corp. *	296	20,172
Ethan Allen Interiors, Inc.	444	11,144
Fossil Group, Inc. *	448	31,812
G-III Apparel Group Ltd. *	296	16,831
Garmin Ltd.	1,480	67,310
Hanesbrands, Inc.	1,808	57,603
Harman International Industries, Inc.	479	57,729
Hasbro, Inc.	1,924	138,778
Helen of Troy Ltd. *	296	25,897
    3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Iconix Brand Group, Inc. *	149	3,847
JAKKS Pacific, Inc. *(e)	888	6,820
Jarden Corp. *	1,534	81,394
KB Home	493	7,287
La-Z-Boy, Inc.	888	23,559
Leggett & Platt, Inc.	2,516	118,956
Lennar Corp., Class A	604	28,165
M.D.C Holdings, Inc.	296	8,276
Mattel, Inc.	4,393	113,383
Meritage Homes Corp. *	296	12,983
Michael Kors Holdings Ltd. *	336	15,624
Mohawk Industries, Inc. *	447	83,428
Newell Rubbermaid, Inc.	2,854	112,819
NIKE, Inc., Class B	5,717	581,247
NVR, Inc. *	50	68,030
Oxford Industries, Inc.	104	7,890
Polaris Industries, Inc.	296	42,343
PulteGroup, Inc.	1,776	34,064
PVH Corp.	375	39,240
Quiksilver, Inc. *	5,709	7,821
Ralph Lauren Corp.	598	77,979
Skechers U.S.A., Inc., Class A *	454	48,065
Steven Madden Ltd. *	444	16,774
Sturm Ruger & Co., Inc. (e)	194	10,426
Tempur Sealy International, Inc. *	520	30,987
Toll Brothers, Inc. *	888	32,119
Tupperware Brands Corp.	658	43,257
Under Armour, Inc., Class A *	296	23,209
VF Corp.	2,254	158,749
Whirlpool Corp.	1,118	205,992
Wolverine World Wide, Inc.	777	22,828
		2,860,875
Consumer Services 1.9%
Apollo Education Group, Inc. *	4,588	76,069
Aramark	507	15,894
Bob Evans Farms, Inc.	686	31,508
Boyd Gaming Corp. *	2,072	29,650
Brinker International, Inc.	1,249	68,920
Buffalo Wild Wings, Inc. *	80	12,214
Capella Education Co.	148	7,884
Career Education Corp. *	6,216	23,434
Carnival Corp.	5,646	261,579
Chipotle Mexican Grill, Inc. *	57	35,085
Choice Hotels International, Inc.	445	25,174
Churchill Downs, Inc.	49	6,109
Cracker Barrel Old Country Store, Inc.	152	21,444
Darden Restaurants, Inc.	2,280	149,431
DeVry Education Group, Inc.	888	28,247
DineEquity, Inc.	148	14,445
Domino's Pizza, Inc.	318	34,554
Dunkin' Brands Group, Inc.	347	18,516
Graham Holdings Co., Class B	76	81,396
H&R Block, Inc.	2,368	75,137
Hilton Worldwide Holdings, Inc. *	462	13,379
Houghton Mifflin Harcourt Co. *	445	11,739
Hyatt Hotels Corp., Class A *	296	17,008
International Speedway Corp., Class A	444	16,530
ITT Educational Services, Inc. *(e)	4,564	19,945
Jack in the Box, Inc.	527	45,749
Las Vegas Sands Corp.	1,285	65,316
Security	Number of Shares	Value ($)
Life Time Fitness, Inc. *	296	21,282
Marriott International, Inc., Class A	1,269	98,969
Marriott Vacations Worldwide Corp.	361	31,869
McDonald's Corp.	13,219	1,268,099
MGM Resorts International *	2,664	53,413
Norwegian Cruise Line Holdings Ltd. *	299	16,313
Panera Bread Co., Class A *	212	38,584
Papa John's International, Inc.	296	20,338
Penn National Gaming, Inc. *	949	15,782
Pinnacle Entertainment, Inc. *	592	21,886
Red Robin Gourmet Burgers, Inc. *	296	24,683
Regis Corp. *	1,480	23,917
Restaurant Brands International, Inc. (e)	1,537	59,436
Royal Caribbean Cruises Ltd.	1,405	106,752
Ruby Tuesday, Inc. *	2,220	13,853
Scientific Games Corp., Class A *(e)	645	9,817
SeaWorld Entertainment, Inc.	2,163	46,721
Service Corp. International	2,664	77,416
Six Flags Entertainment Corp.	296	14,463
Sonic Corp.	398	11,996
Sotheby's	444	19,904
Starbucks Corp.	6,558	340,754
Starwood Hotels & Resorts Worldwide, Inc.	1,362	112,719
Steiner Leisure Ltd. *	148	7,261
Strayer Education, Inc. *	592	27,131
Texas Roadhouse, Inc.	592	20,732
The Cheesecake Factory, Inc.	740	38,162
The Wendy's Co.	4,144	46,579
Vail Resorts, Inc.	296	30,707
Weight Watchers International, Inc. *(e)	1,360	7,453
Wyndham Worldwide Corp.	1,542	130,931
Wynn Resorts Ltd.	772	77,733
Yum! Brands, Inc.	3,733	336,381
		4,378,392
Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	148	33,102
Ally Financial, Inc. *	4,987	113,055
American Express Co.	7,447	593,675
Ameriprise Financial, Inc.	1,435	178,787
Berkshire Hathaway, Inc., Class B *	10,864	1,553,552
BGC Partners, Inc., Class A	1,681	15,885
BlackRock, Inc.	549	200,813
Capital One Financial Corp.	5,527	461,836
Cash America International, Inc.	448	12,042
CBOE Holdings, Inc.	448	26,217
CME Group, Inc.	1,951	183,784
Discover Financial Services	3,108	181,103
E*TRADE Financial Corp. *	1,924	56,681
Eaton Vance Corp.	1,060	43,036
Ezcorp, Inc., Class A *	899	7,138
Federated Investors, Inc., Class B	1,628	56,654
First Cash Financial Services, Inc. *	160	7,454
Franklin Resources, Inc.	3,750	190,913
Greenhill & Co., Inc.	296	11,526
Intercontinental Exchange, Inc.	168	39,779
Invesco Ltd.	2,700	107,541
Investment Technology Group, Inc.	508	13,645
Janus Capital Group, Inc.	2,572	46,682
Lazard Ltd., Class A	444	24,669
4

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Legg Mason, Inc.	1,956	104,372
Leucadia National Corp.	1,924	47,388
LPL Financial Holdings, Inc.	448	19,103
McGraw Hill Financial, Inc.	2,064	214,140
Moody's Corp.	758	81,940
Morgan Stanley	9,028	344,870
MSCI, Inc.	740	45,917
Nelnet, Inc., Class A	401	16,485
Northern Trust Corp.	1,776	132,401
PHH Corp. *	2,220	61,250
PRA Group, Inc. *	148	8,400
Raymond James Financial, Inc.	592	34,407
Santander Consumer USA Holdings, Inc. *	1,749	42,851
SEI Investments Co.	1,184	56,643
SLM Corp. *	5,147	52,808
State Street Corp.	2,698	210,255
Stifel Financial Corp. *	148	7,882
T. Rowe Price Group, Inc.	1,798	145,081
TD Ameritrade Holding Corp.	1,191	44,246
The Bank of New York Mellon Corp.	7,181	311,368
The Charles Schwab Corp. (a)	4,249	134,481
The Goldman Sachs Group, Inc.	3,963	817,131
The NASDAQ OMX Group, Inc.	1,189	61,531
Waddell & Reed Financial, Inc., Class A	592	28,286
World Acceptance Corp. *(e)	148	12,072
		7,194,877
Energy 12.8%
Alon USA Energy, Inc.	755	13,311
Alpha Natural Resources, Inc. *(e)	40,513	20,139
Anadarko Petroleum Corp.	4,106	343,303
Apache Corp.	6,431	384,831
Arch Coal, Inc. *(e)	41,301	20,238
Atwood Oceanics, Inc.	529	16,277
Baker Hughes, Inc.	5,558	358,269
Basic Energy Services, Inc. *	1,270	11,062
Bill Barrett Corp. *	1,137	10,040
Bristow Group, Inc.	606	35,148
C&J Energy Services Ltd. *	504	7,575
Cabot Oil & Gas Corp.	888	30,156
Cameron International Corp. *	1,825	93,677
CARBO Ceramics, Inc. (e)	331	14,117
Chesapeake Energy Corp.	12,642	178,379
Chevron Corp.	46,886	4,829,258
Cimarex Energy Co.	455	52,557
Cloud Peak Energy, Inc. *	1,891	10,911
Concho Resources, Inc. *	296	35,609
ConocoPhillips	35,057	2,232,430
CONSOL Energy, Inc.	2,301	64,060
Continental Resources, Inc. *	175	7,973
CVR Energy, Inc.	194	7,519
Delek US Holdings, Inc.	1,383	52,360
Denbury Resources, Inc.	7,412	54,626
Devon Energy Corp.	7,081	461,823
Diamond Offshore Drilling, Inc. (e)	2,674	81,129
Dresser-Rand Group, Inc. *	748	63,281
Dril-Quip, Inc. *	148	11,186
Energen Corp.	740	51,208
Energy XXI Ltd. (e)	2,995	10,363
EOG Resources, Inc.	2,667	236,536
Security	Number of Shares	Value ($)
EQT Corp.	592	50,361
EXCO Resources, Inc. (e)	6,021	9,393
Exterran Holdings, Inc.	905	29,919
Exxon Mobil Corp.	103,478	8,816,326
FMC Technologies, Inc. *	1,419	59,300
Forum Energy Technologies, Inc. *	497	10,308
Frontline Ltd. *(e)	18,310	47,240
Golar LNG Ltd.	117	5,559
Green Plains, Inc.	471	15,477
Halliburton Co.	9,549	433,525
Helix Energy Solutions Group, Inc. *	1,480	23,192
Helmerich & Payne, Inc.	971	70,873
Hercules Offshore, Inc. *(e)	15,642	10,042
Hess Corp.	6,717	453,532
HollyFrontier Corp.	4,642	193,339
Hornbeck Offshore Services, Inc. *	540	12,015
Key Energy Services, Inc. *	8,303	18,682
Kinder Morgan, Inc.	4,163	172,723
Marathon Oil Corp.	17,268	469,517
Marathon Petroleum Corp.	6,238	645,384
Matrix Service Co. *	444	7,490
McDermott International, Inc. *	11,059	60,382
Murphy Oil Corp.	6,666	289,704
Nabors Industries Ltd.	7,891	116,392
National Oilwell Varco, Inc.	5,698	280,285
Newfield Exploration Co. *	1,944	73,503
Newpark Resources, Inc. *	888	7,530
Noble Energy, Inc.	2,404	105,247
Nordic American Tankers Ltd. (e)	1,184	15,285
Occidental Petroleum Corp.	11,232	878,230
Oceaneering International, Inc.	839	42,621
Oil States International, Inc. *	958	39,163
ONEOK, Inc.	1,780	74,618
Parker Drilling Co. *	2,765	9,373
Patterson-UTI Energy, Inc.	3,285	66,357
PBF Energy, Inc., Class A	356	9,548
PDC Energy, Inc. *	148	8,827
Peabody Energy Corp. (e)	17,207	58,160
Penn Virginia Corp. *(e)	1,651	7,677
Phillips 66	18,824	1,489,355
Pioneer Energy Services Corp. *	1,839	12,910
Pioneer Natural Resources Co.	374	55,288
QEP Resources, Inc.	2,678	50,427
Range Resources Corp.	444	24,602
Rosetta Resources, Inc. *	523	12,217
Rowan Cos. plc, Class A	2,088	44,850
RPC, Inc.	776	11,221
SandRidge Energy, Inc. *(e)	7,714	9,411
Schlumberger Ltd.	10,283	933,388
SEACOR Holdings, Inc. *	805	56,447
Seadrill Ltd. (e)	11,625	138,454
SemGroup Corp., Class A	592	46,590
Ship Finance International Ltd.	592	9,679
SM Energy Co.	749	39,188
Southwestern Energy Co. *	2,072	53,395
Spectra Energy Corp.	6,232	219,179
Stone Energy Corp. *	701	9,520
Superior Energy Services, Inc.	1,480	34,173
Swift Energy Co. *(e)	4,109	8,711
Targa Resources Corp.	296	27,217
Teekay Corp.	592	27,125
Tesoro Corp.	3,486	308,511
    5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TETRA Technologies, Inc. *	1,565	9,844
The Williams Cos., Inc.	3,730	190,603
Tidewater, Inc. (e)	815	20,000
Ultra Petroleum Corp. *(e)	888	12,352
Unit Corp. *	1,094	34,494
Valero Energy Corp.	17,400	1,030,776
W&T Offshore, Inc. (e)	1,913	10,349
Western Refining, Inc.	1,297	57,042
Whiting Petroleum Corp. *	976	32,198
World Fuel Services Corp.	3,976	198,919
WPX Energy, Inc. *	6,081	78,384
		28,793,269
Food & Staples Retailing 3.9%
Casey's General Stores, Inc.	740	64,521
Costco Wholesale Corp.	6,899	983,728
CVS Health Corp.	20,075	2,055,279
Ingles Markets, Inc., Class A	523	25,564
PriceSmart, Inc.	148	12,068
Rite Aid Corp. *	6,068	52,913
Roundy's, Inc. *	3,501	12,218
SpartanNash Co.	760	23,758
SUPERVALU, Inc. *	7,074	62,463
Sysco Corp.	12,764	474,310
The Andersons, Inc.	344	15,253
The Fresh Market, Inc. *	187	5,937
The Kroger Co.	10,102	735,426
United Natural Foods, Inc. *	805	53,991
Wal-Mart Stores, Inc.	38,155	2,833,772
Walgreens Boots Alliance, Inc.	13,836	1,187,682
Whole Foods Market, Inc.	3,724	153,578
		8,752,461
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	17,492	895,590
Archer-Daniels-Midland Co.	16,014	846,340
B&G Foods, Inc.	303	9,375
Brown-Forman Corp., Class B	1,203	113,407
Bunge Ltd.	5,661	523,982
Cal-Maine Foods, Inc. (e)	296	16,780
Campbell Soup Co.	2,664	128,778
Coca-Cola Enterprises, Inc.	4,026	178,070
ConAgra Foods, Inc.	7,227	279,035
Constellation Brands, Inc., Class A	754	88,889
Darling Ingredients, Inc. *	1,197	18,793
Dean Foods Co.	1,490	27,446
Dr. Pepper Snapple Group, Inc.	2,516	192,826
Flowers Foods, Inc.	1,628	36,565
Fresh Del Monte Produce, Inc.	1,036	38,995
General Mills, Inc.	7,805	438,251
Hormel Foods Corp.	1,332	76,217
Ingredion, Inc.	898	73,609
J&J Snack Foods Corp.	148	15,954
Kellogg Co.	2,848	178,769
Keurig Green Mountain, Inc.	203	17,507
Kraft Foods Group, Inc.	5,045	426,050
Lancaster Colony Corp.	296	26,415
Lorillard, Inc.	4,144	300,357
McCormick & Co., Inc. Non-Voting Shares	1,036	81,326
Security	Number of Shares	Value ($)
Mead Johnson Nutrition Co.	592	57,602
Molson Coors Brewing Co., Class B	1,120	82,186
Mondelez International, Inc., Class A	17,298	719,424
Monster Beverage Corp. *	542	68,986
PepsiCo, Inc.	15,432	1,488,108
Philip Morris International, Inc.	20,832	1,730,514
Pilgrim's Pride Corp. (e)	335	8,569
Pinnacle Foods, Inc.	336	14,162
Post Holdings, Inc. *	592	25,610
Reynolds American, Inc.	3,481	267,167
Sanderson Farms, Inc. (e)	309	25,193
Seaboard Corp. *	4	13,720
Snyder's-Lance, Inc.	444	13,262
The Coca-Cola Co.	33,938	1,390,101
The Hain Celestial Group, Inc. *	296	18,728
The Hershey Co.	740	68,716
The J.M. Smucker Co.	1,379	163,480
The WhiteWave Foods Co. *	546	26,224
TreeHouse Foods, Inc. *	296	21,114
Tyson Foods, Inc., Class A	6,398	271,595
Universal Corp.	817	42,067
Vector Group Ltd.	612	13,531
		11,559,385
Health Care Equipment & Services 6.3%
Abbott Laboratories	10,838	526,727
Aetna, Inc.	5,841	689,063
Air Methods Corp. *	182	7,673
Alere, Inc. *	740	38,169
Align Technology, Inc. *	98	5,946
Allscripts Healthcare Solutions, Inc. *	871	12,255
Amedisys, Inc. *	1,332	41,319
AmerisourceBergen Corp.	3,735	420,412
Amsurg Corp. *	296	19,933
Analogic Corp.	148	12,522
Anthem, Inc.	9,492	1,593,232
Baxter International, Inc.	6,163	410,517
Becton Dickinson & Co.	2,598	365,045
Boston Scientific Corp. *	13,035	238,149
Brookdale Senior Living, Inc. *	740	27,891
C.R. Bard, Inc.	789	134,382
Cardinal Health, Inc.	6,726	593,031
Catamaran Corp. *	740	44,289
Centene Corp. *	1,159	87,319
Cerner Corp. *	592	39,836
Chemed Corp.	296	36,760
Cigna Corp.	1,507	212,231
Community Health Systems, Inc. *	2,328	128,762
CONMED Corp.	296	16,440
DaVita HealthCare Partners, Inc. *	1,344	112,600
DENTSPLY International, Inc.	1,036	53,908
Edwards Lifesciences Corp. *	329	43,007
Envision Healthcare Holdings, Inc. *	229	8,462
Express Scripts Holding Co. *	5,845	509,333
Greatbatch, Inc. *	296	15,386
Haemonetics Corp. *	296	12,231
Hanger, Inc. *	475	10,920
HCA Holdings, Inc. *	6,834	559,226
Health Net, Inc. *	2,769	172,343
HealthSouth Corp.	444	19,163
Healthways, Inc. *	1,267	19,208
6

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Henry Schein, Inc. *	823	116,594
Hill-Rom Holdings, Inc.	888	45,785
Hologic, Inc. *	1,184	42,352
Humana, Inc.	3,002	644,379
IDEXX Laboratories, Inc. *	296	40,138
Integra LifeSciences Holdings Corp. *	148	9,941
Intuitive Surgical, Inc. *	94	45,848
Invacare Corp.	1,776	38,592
Kindred Healthcare, Inc.	2,457	56,290
Laboratory Corp. of America Holdings *	1,057	124,673
LifePoint Health, Inc. *	888	66,857
Magellan Health, Inc. *	925	62,558
Masimo Corp. *	296	10,390
McKesson Corp.	3,408	808,480
MEDNAX, Inc. *	592	42,139
Medtronic plc	12,029	918,053
Molina Healthcare, Inc. *	592	43,062
Omnicare, Inc.	1,519	144,745
Orthofix International N.V. *	194	6,357
Owens & Minor, Inc.	1,924	64,108
Patterson Cos., Inc.	1,332	63,723
PharMerica Corp. *	1,036	34,457
Quality Systems, Inc.	837	13,258
Quest Diagnostics, Inc.	3,108	233,815
ResMed, Inc.	888	52,232
Select Medical Holdings Corp.	1,638	26,781
Sirona Dental Systems, Inc. *	148	14,611
St. Jude Medical, Inc.	2,856	210,630
STERIS Corp.	740	49,454
Stryker Corp.	2,812	270,318
Team Health Holdings, Inc. *	204	11,930
Teleflex, Inc.	444	57,161
Tenet Healthcare Corp. *	1,393	74,094
The Cooper Cos., Inc.	148	26,902
The Ensign Group, Inc.	234	10,851
Thoratec Corp. *	300	13,617
Triple-S Management Corp., Class B *	585	14,040
UnitedHealth Group, Inc.	15,516	1,865,178
Universal Health Services, Inc., Class B	671	86,948
Varian Medical Systems, Inc. *	888	76,901
VCA, Inc. *	632	33,155
WellCare Health Plans, Inc. *	747	63,995
West Pharmaceutical Services, Inc.	592	32,051
Zimmer Holdings, Inc.	2,080	237,307
		14,142,440
Household & Personal Products 1.9%
Avon Products, Inc.	14,175	95,256
Church & Dwight Co., Inc.	935	78,512
Colgate-Palmolive Co.	7,568	505,467
Elizabeth Arden, Inc. *(e)	832	11,706
Energizer Holdings, Inc.	592	83,880
Herbalife Ltd. *(e)	1,527	79,450
Kimberly-Clark Corp.	3,571	388,739
Nu Skin Enterprises, Inc., Class A	692	35,015
Spectrum Brands Holdings, Inc.	148	14,304
The Clorox Co.	1,423	153,200
The Estee Lauder Cos., Inc., Class A	1,237	108,151
The Procter & Gamble Co.	36,091	2,829,174
WD-40 Co.	148	12,487
		4,395,341
Security	Number of Shares	Value ($)
Insurance 3.2%
ACE Ltd.	2,549	271,418
Aflac, Inc.	5,419	337,170
Alleghany Corp. *	57	27,095
Allied World Assurance Co. Holdings AG	1,350	57,361
American Equity Investment Life Holding Co.	604	15,348
American Financial Group, Inc.	1,184	75,184
American International Group, Inc.	6,275	367,778
Aon plc	1,910	193,330
Arch Capital Group Ltd. *	1,650	105,418
Argo Group International Holdings Ltd.	330	17,374
Arthur J. Gallagher & Co.	888	43,024
Aspen Insurance Holdings Ltd.	1,184	54,890
Assurant, Inc.	1,802	118,662
Assured Guaranty Ltd.	896	25,617
Axis Capital Holdings Ltd.	1,948	107,218
Brown & Brown, Inc.	740	23,969
Cincinnati Financial Corp.	1,800	91,044
CNO Financial Group, Inc.	2,556	46,008
Employers Holdings, Inc.	640	14,477
Endurance Specialty Holdings Ltd.	904	54,945
Everest Re Group Ltd.	497	90,210
First American Financial Corp.	1,332	47,566
FNF Group	2,856	108,414
Genworth Financial, Inc., Class A *	6,253	49,649
HCC Insurance Holdings, Inc.	1,198	68,502
Horace Mann Educators Corp.	444	15,282
Infinity Property & Casualty Corp.	296	21,416
Kemper Corp.	1,052	37,651
Lincoln National Corp.	1,941	110,656
Loews Corp.	5,608	224,993
Markel Corp. *	35	27,047
Marsh & McLennan Cos., Inc.	3,904	227,330
Mercury General Corp.	444	24,722
MetLife, Inc.	6,560	342,826
Montpelier Re Holdings Ltd.	592	22,537
Old Republic International Corp.	2,704	41,804
PartnerRe Ltd.	988	129,853
Primerica, Inc.	902	39,895
Principal Financial Group, Inc.	1,952	100,899
ProAssurance Corp.	444	20,060
Prudential Financial, Inc.	3,543	299,773
Reinsurance Group of America, Inc.	916	85,692
RenaissanceRe Holdings Ltd.	1,168	119,264
RLI Corp.	592	28,813
Safety Insurance Group, Inc.	148	8,258
Selective Insurance Group, Inc.	633	17,161
StanCorp Financial Group, Inc.	602	44,680
Stewart Information Services Corp.	298	11,196
Symetra Financial Corp.	592	14,480
The Allstate Corp.	4,444	299,170
The Chubb Corp.	4,528	441,480
The Hanover Insurance Group, Inc.	602	42,850
The Hartford Financial Services Group, Inc.	5,835	239,877
The Progressive Corp.	9,532	260,605
The Travelers Cos., Inc.	9,593	970,044
Torchmark Corp.	1,532	87,431
Unum Group	4,292	150,048
    7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Validus Holdings Ltd.	1,048	44,970
W.R. Berkley Corp.	1,798	88,102
White Mountains Insurance Group Ltd.	107	69,469
XL Group plc	2,552	96,159
		7,218,164
Materials 4.1%
A. Schulman, Inc.	592	25,320
Air Products & Chemicals, Inc.	1,780	261,233
Airgas, Inc.	747	76,149
AK Steel Holding Corp. *	3,652	19,209
Albemarle Corp.	1,138	68,451
Alcoa, Inc.	18,648	233,100
Allegheny Technologies, Inc.	2,072	67,340
AptarGroup, Inc.	740	47,190
Ashland, Inc.	692	88,161
Avery Dennison Corp.	1,776	109,952
Axiall Corp.	444	16,743
Ball Corp.	2,072	147,091
Bemis Co., Inc.	1,480	67,991
Berry Plastics Group, Inc. *	389	13,020
Boise Cascade Co. *	436	15,452
Cabot Corp.	888	36,825
Calgon Carbon Corp.	377	7,827
Carpenter Technology Corp.	444	18,133
Celanese Corp., Series A	1,332	91,708
Century Aluminum Co. *	627	7,010
CF Industries Holdings, Inc.	495	156,361
Chemtura Corp. *	1,184	32,868
Clearwater Paper Corp. *	148	8,881
Cliffs Natural Resources, Inc. (e)	13,833	73,453
Coeur Mining, Inc. *	3,154	17,189
Commercial Metals Co.	4,144	66,594
Compass Minerals International, Inc.	296	25,503
Crown Holdings, Inc. *	888	49,097
Cytec Industries, Inc.	1,204	72,830
Domtar Corp.	2,368	102,345
E.I. du Pont de Nemours & Co.	7,198	511,130
Eagle Materials, Inc.	110	9,183
Eastman Chemical Co.	1,496	114,848
Ecolab, Inc.	926	106,166
Ferro Corp. *	1,367	20,737
FMC Corp.	1,000	57,170
Freeport-McMoRan, Inc.	25,546	501,979
Globe Specialty Metals, Inc.	888	17,165
Graphic Packaging Holding Co.	3,404	48,473
Greif, Inc., Class A	444	16,956
H.B. Fuller Co.	592	24,929
Hecla Mining Co.	4,933	15,342
Huntsman Corp.	2,960	66,422
Innophos Holdings, Inc.	296	15,425
Innospec, Inc.	542	23,241
International Flavors & Fragrances, Inc.	592	70,472
International Paper Co.	5,879	304,709
Intrepid Potash, Inc. *	608	7,065
Kaiser Aluminum Corp.	296	24,014
KapStone Paper & Packaging Corp.	592	15,954
Koppers Holdings, Inc.	466	12,032
Kraton Performance Polymers, Inc. *	444	10,545
Louisiana-Pacific Corp. *	888	16,064
LSB Industries, Inc. *	243	10,335
Security	Number of Shares	Value ($)
LyondellBasell Industries N.V., Class A	6,083	614,991
Martin Marietta Materials, Inc.	444	66,160
Materion Corp.	296	11,008
MeadWestvaco Corp.	2,516	127,159
Minerals Technologies, Inc.	444	29,886
Monsanto Co.	3,326	389,075
Myers Industries, Inc.	592	10,236
NewMarket Corp.	47	21,639
Newmont Mining Corp.	14,454	393,727
Nucor Corp.	5,920	280,016
Olin Corp.	1,036	30,293
OM Group, Inc.	740	19,640
Owens-Illinois, Inc. *	2,516	60,132
P.H. Glatfelter Co.	740	17,383
Packaging Corp. of America	744	51,470
PolyOne Corp.	740	28,779
PPG Industries, Inc.	1,075	246,057
Praxair, Inc.	2,773	340,691
Quaker Chemical Corp.	71	6,062
Reliance Steel & Aluminum Co.	1,555	99,209
Resolute Forest Products, Inc. *	2,368	28,298
Rock-Tenn Co., Class A	1,341	87,353
RPM International, Inc.	1,332	66,640
RTI International Metals, Inc. *	296	10,440
Schnitzer Steel Industries, Inc., Class A	1,849	33,116
Schweitzer-Mauduit International, Inc.	296	11,947
Sealed Air Corp.	1,972	96,036
Sensient Technologies Corp.	592	40,078
Sigma-Aldrich Corp.	890	123,977
Silgan Holdings, Inc.	592	32,169
Sonoco Products Co.	1,628	73,293
Southern Copper Corp.	2,406	72,228
Steel Dynamics, Inc.	4,440	96,836
Stepan Co.	509	26,193
Stillwater Mining Co. *	740	10,723
SunCoke Energy, Inc.	740	12,032
The Dow Chemical Co.	12,784	665,663
The Mosaic Co.	6,374	292,248
The Scotts Miracle-Gro Co., Class A	592	36,266
The Sherwin-Williams Co.	452	130,257
The Valspar Corp.	740	61,760
Tredegar Corp.	444	8,813
Tronox Ltd., Class A	612	10,318
United States Steel Corp.	4,379	106,848
Vulcan Materials Co.	772	69,426
W.R. Grace & Co. *	148	14,494
Walter Energy, Inc. (e)	30,181	14,279
Westlake Chemical Corp.	296	20,871
Worthington Industries, Inc.	888	24,162
		9,163,759
Media 3.6%
AMC Networks, Inc., Class A *	148	11,631
Cablevision Systems Corp., Class A	5,328	130,589
CBS Corp., Class B Non-Voting Shares	5,492	338,966
Central European Media Enterprises Ltd., Class A *	3,930	9,118
Charter Communications, Inc., Class A *	740	132,475
Cinemark Holdings, Inc.	1,309	53,054
Comcast Corp., Class A	20,016	1,170,135
Dex Media, Inc. *(e)	3,475	2,919
8

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DIRECTV *	9,137	831,832
Discovery Communications, Inc., Class A *	4,276	145,127
Discovery Communications, Inc., Class C *	3,871	121,724
DISH Network Corp., Class A *	1,398	98,964
DreamWorks Animation SKG, Inc., Class A *(e)	1,080	29,106
Gannett Co., Inc.	3,775	135,107
John Wiley & Sons, Inc., Class A	444	25,761
Liberty Media Corp., Class A *	324	12,414
Liberty Media Corp., Class C *	714	27,103
Lions Gate Entertainment Corp.	296	9,795
Live Nation Entertainment, Inc. *	984	28,142
Loral Space & Communications, Inc. *	416	27,785
Meredith Corp.	472	24,922
Morningstar, Inc.	94	7,266
National CineMedia, Inc.	899	14,321
News Corp., Class A *	9,229	139,819
Omnicom Group, Inc.	3,108	231,639
Regal Entertainment Group, Class A (e)	1,480	31,021
Scholastic Corp.	888	39,472
Scripps Networks Interactive, Inc., Class A	688	46,103
Sinclair Broadcast Group, Inc., Class A	319	9,583
Sirius XM Holdings, Inc. *	3,558	13,734
The Interpublic Group of Cos., Inc.	4,211	85,989
The Madison Square Garden Co., Class A *	296	25,287
The New York Times Co., Class A	1,687	23,449
The Walt Disney Co.	12,718	1,403,686
Thomson Reuters Corp.	5,002	199,880
Time Warner Cable, Inc.	3,677	665,133
Time Warner, Inc.	11,179	944,402
Twenty-First Century Fox, Inc., Class A	14,816	497,818
Viacom, Inc., Class B	6,765	452,443
		8,197,714
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	6,465	430,504
Actavis plc *	622	190,836
Agilent Technologies, Inc.	2,541	104,664
Alexion Pharmaceuticals, Inc. *	148	24,248
Amgen, Inc.	7,069	1,104,602
Bio-Rad Laboratories, Inc., Class A *	269	38,836
Bio-Techne Corp.	148	14,985
Biogen, Inc. *	479	190,158
Bristol-Myers Squibb Co.	13,893	897,488
Bruker Corp. *	477	9,464
Celgene Corp. *	1,873	214,346
Charles River Laboratories International, Inc. *	798	57,727
Eli Lilly & Co.	10,735	846,992
Endo International plc *	754	63,155
Gilead Sciences, Inc. *	4,829	542,152
Hospira, Inc. *	1,266	111,940
Illumina, Inc. *	152	31,324
Impax Laboratories, Inc. *	444	20,872
Johnson & Johnson	23,407	2,343,977
Mallinckrodt plc *	364	47,116
Merck & Co., Inc.	26,021	1,584,419
Security	Number of Shares	Value ($)
Mettler-Toledo International, Inc. *	197	63,962
Mylan N.V. *	2,072	150,489
Myriad Genetics, Inc. *(e)	399	13,546
PAREXEL International Corp. *	296	19,675
PDL BioPharma, Inc.	1,776	11,864
PerkinElmer, Inc.	1,036	54,628
Perrigo Co., plc	296	56,329
Pfizer, Inc.	82,150	2,854,712
QIAGEN N.V. *	888	21,814
Quintiles Transnational Holdings, Inc. *	189	13,175
Thermo Fisher Scientific, Inc.	2,074	268,853
United Therapeutics Corp. *	148	27,191
Waters Corp. *	592	79,103
Zoetis, Inc.	2,534	126,117
		12,631,263
Real Estate 1.9%
AG Mortgage Investment Trust, Inc.	1,020	19,217
Alexandria Real Estate Equities, Inc.	485	44,974
American Campus Communities, Inc.	446	17,398
American Capital Agency Corp.	2,534	52,859
American Capital Mortgage Investment Corp.	683	11,932
American Tower Corp.	1,009	93,625
Annaly Capital Management, Inc.	18,077	188,724
Anworth Mortgage Asset Corp.	1,480	7,696
Apartment Investment & Management Co., Class A	1,776	67,364
Ashford Hospitality Trust, Inc.	839	7,215
AvalonBay Communities, Inc.	444	73,926
BioMed Realty Trust, Inc.	1,499	30,565
Boston Properties, Inc.	752	97,783
Brandywine Realty Trust	1,628	22,922
Camden Property Trust	444	33,291
Capstead Mortgage Corp.	888	10,505
CBL & Associates Properties, Inc.	1,553	27,410
CBRE Group, Inc., Class A *	1,332	50,936
Chimera Investment Corp.	1,296	18,701
Columbia Property Trust, Inc.	925	24,050
Corporate Office Properties Trust	1,190	30,547
Corrections Corp. of America	1,196	42,051
Cousins Properties, Inc.	888	8,569
Crown Castle International Corp.	930	75,842
CYS Investments, Inc.	1,374	12,297
DCT Industrial Trust, Inc.	377	12,332
DDR Corp.	1,480	25,042
DiamondRock Hospitality Co.	1,480	19,492
Digital Realty Trust, Inc.	740	48,870
Douglas Emmett, Inc.	592	17,393
Duke Realty Corp.	2,368	46,318
EastGroup Properties, Inc.	148	8,233
EPR Properties	296	17,070
Equity Commonwealth *	1,480	38,110
Equity LifeStyle Properties, Inc.	533	29,203
Equity One, Inc.	660	16,355
Equity Residential	1,558	115,791
Essex Property Trust, Inc.	185	41,185
Extra Space Storage, Inc.	296	20,729
Federal Realty Investment Trust	296	39,803
Franklin Street Properties Corp.	961	11,157
General Growth Properties, Inc.	2,244	63,573
    9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Government Properties Income Trust	449	8,764
Hatteras Financial Corp.	894	16,056
HCP, Inc.	2,458	95,174
Health Care REIT, Inc.	895	62,883
Healthcare Realty Trust, Inc.	444	10,576
Healthcare Trust of America, Inc., Class A	461	11,428
Hersha Hospitality Trust	2,608	16,587
Highwoods Properties, Inc.	740	31,043
Home Properties, Inc.	296	21,999
Hospitality Properties Trust	1,776	53,617
Host Hotels & Resorts, Inc.	5,032	100,237
Inland Real Estate Corp.	888	9,004
Invesco Mortgage Capital, Inc.	1,221	19,377
Investors Real Estate Trust	1,261	9,130
Iron Mountain, Inc.	2,544	92,780
iStar Financial, Inc. *	1,668	23,702
Jones Lang LaSalle, Inc.	260	45,040
Kilroy Realty Corp.	296	20,445
Kimco Realty Corp.	2,812	67,376
Lamar Advertising Co., Class A	355	21,520
LaSalle Hotel Properties	592	21,584
Lexington Realty Trust	1,184	10,869
Liberty Property Trust	1,036	36,198
Mack-Cali Realty Corp.	1,628	27,513
Medical Properties Trust, Inc.	638	8,651
MFA Financial, Inc.	3,284	26,075
Mid-America Apartment Communities, Inc.	452	34,528
National Retail Properties, Inc.	448	16,805
NorthStar Realty Finance Corp.	592	10,739
Omega Healthcare Investors, Inc.	444	15,997
Pennsylvania Real Estate Investment Trust	592	13,213
PennyMac Mortgage Investment Trust	372	6,834
Piedmont Office Realty Trust, Inc., Class A	2,242	38,540
Plum Creek Timber Co., Inc.	1,840	75,918
Post Properties, Inc.	264	14,998
Potlatch Corp.	592	21,478
Prologis, Inc.	1,346	53,288
PS Business Parks, Inc.	148	10,819
Public Storage	592	114,576
Rayonier, Inc.	1,525	39,376
Realty Income Corp.	795	36,228
Redwood Trust, Inc.	888	14,306
Regency Centers Corp.	762	48,113
Retail Properties of America, Inc., Class A	1,063	15,945
RLJ Lodging Trust	794	24,003
Ryman Hospitality Properties, Inc.	296	16,313
Sabra Health Care REIT, Inc.	740	19,610
Senior Housing Properties Trust	1,255	25,113
Simon Property Group, Inc.	1,113	201,898
SL Green Realty Corp.	296	35,123
Sovran Self Storage, Inc.	148	13,499
Starwood Property Trust, Inc.	1,244	29,719
Sun Communities, Inc.	148	9,340
Sunstone Hotel Investors, Inc.	1,043	15,916
Tanger Factory Outlet Centers, Inc.	296	9,954
Taubman Centers, Inc.	296	21,913
The Geo Group, Inc.	444	16,841
Security	Number of Shares	Value ($)
The Macerich Co.	592	48,609
Two Harbors Investment Corp.	1,234	13,191
UDR, Inc.	1,672	54,440
Ventas, Inc.	1,332	88,605
Vornado Realty Trust	1,185	118,370
Washington Real Estate Investment Trust	444	11,122
Weingarten Realty Investors	888	29,952
Weyerhaeuser Co.	12,324	401,269
WP Carey, Inc.	296	18,852
		4,314,036
Retailing 5.4%
Aaron's, Inc.	1,924	67,398
Abercrombie & Fitch Co., Class A	3,029	62,004
Advance Auto Parts, Inc.	496	75,997
Aeropostale, Inc. *	10,092	19,074
Amazon.com, Inc. *	673	288,872
American Eagle Outfitters, Inc.	7,202	117,897
ANN, Inc. *	1,036	48,433
Asbury Automotive Group, Inc. *	304	25,876
Ascena Retail Group, Inc. *	1,492	22,052
AutoNation, Inc. *	1,206	75,266
AutoZone, Inc. *	148	99,696
Barnes & Noble, Inc. *	1,138	26,766
Bed Bath & Beyond, Inc. *	3,439	245,270
Best Buy Co., Inc.	10,230	354,981
Big Lots, Inc.	2,091	91,795
Burlington Stores, Inc. *	334	17,625
Cabela's, Inc. *	370	18,870
Caleres, Inc.	1,036	32,043
CarMax, Inc. *	1,480	105,139
Chico's FAS, Inc.	3,052	50,694
Core-Mark Holding Co., Inc.	1,380	74,120
CST Brands, Inc.	4,803	191,015
Dick's Sporting Goods, Inc.	1,145	61,509
Dillard's, Inc., Class A	592	68,678
Dollar General Corp.	2,960	214,866
Dollar Tree, Inc. *	2,452	183,875
DSW, Inc., Class A	1,036	35,897
Expedia, Inc.	704	75,511
Express, Inc. *	1,628	28,718
Family Dollar Stores, Inc.	1,332	103,257
Five Below, Inc. *	201	6,683
Foot Locker, Inc.	2,076	131,203
Fred's, Inc., Class A	1,480	25,930
GameStop Corp., Class A (e)	4,001	173,683
Genesco, Inc. *	296	19,592
Genuine Parts Co.	2,221	200,934
GNC Holdings, Inc., Class A	656	29,218
Group 1 Automotive, Inc.	592	48,728
Guess?, Inc.	1,828	32,063
hhgregg, Inc. *(e)	899	3,461
Hibbett Sports, Inc. *	182	8,472
HSN, Inc.	296	19,865
J.C. Penney Co., Inc. *(e)	21,909	188,198
Kohl's Corp.	6,881	450,637
L Brands, Inc.	2,599	224,865
Liberty Interactive Corp., Class A *	5,513	154,199
Lithia Motors, Inc., Class A	296	31,509
LKQ Corp. *	1,042	29,770
10

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	16,807	1,176,154
Lumber Liquidators Holdings, Inc. *(e)	339	6,916
Macy's, Inc.	4,927	329,863
Monro Muffler Brake, Inc.	148	8,733
Murphy USA, Inc. *	3,976	231,522
Netflix, Inc. *	68	42,436
Nordstrom, Inc.	1,815	131,842
Nutrisystem, Inc.	942	21,440
O'Reilly Automotive, Inc. *	740	162,452
Office Depot, Inc. *	8,207	76,079
Outerwall, Inc. (e)	695	53,279
Penske Automotive Group, Inc.	740	38,191
Pier 1 Imports, Inc.	1,259	16,002
Pool Corp.	296	19,619
Rent-A-Center, Inc.	2,403	72,691
Ross Stores, Inc.	1,684	162,792
Sally Beauty Holdings, Inc. *	596	18,601
Sears Holdings Corp. *(e)	2,960	127,132
Sears Hometown & Outlet Stores, Inc. *	1,604	11,308
Select Comfort Corp. *	296	9,220
Signet Jewelers Ltd.	657	84,970
Sonic Automotive, Inc., Class A	1,036	24,087
Stage Stores, Inc.	888	14,377
Staples, Inc.	28,808	474,324
Stein Mart, Inc.	629	6,680
Target Corp.	15,824	1,255,160
The Bon-Ton Stores, Inc. (e)	1,381	8,079
The Buckle, Inc. (e)	619	26,357
The Cato Corp., Class A	444	16,557
The Children's Place, Inc.	598	39,109
The Finish Line, Inc., Class A	888	23,239
The Gap, Inc.	5,963	228,562
The Home Depot, Inc.	14,515	1,617,261
The Men's Wearhouse, Inc.	1,036	60,098
The Pep Boys-Manny, Moe & Jack *	1,332	13,493
The Priceline Group, Inc. *	65	76,183
The TJX Cos., Inc.	7,073	455,360
Tiffany & Co.	754	70,672
Tractor Supply Co.	1,036	90,277
TripAdvisor, Inc. *	148	11,286
Tuesday Morning Corp. *	379	4,859
Ulta Salon, Cosmetics & Fragrance, Inc. *	309	47,160
Urban Outfitters, Inc. *	1,553	53,392
Vitamin Shoppe, Inc. *	305	12,109
Williams-Sonoma, Inc.	1,066	83,798
		12,175,925
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	366	10,438
Advanced Micro Devices, Inc. *(e)	4,664	10,634
Altera Corp.	1,924	93,987
Amkor Technology, Inc. *	3,108	21,010
Analog Devices, Inc.	2,556	173,706
Applied Materials, Inc.	13,277	267,266
Atmel Corp.	4,940	43,818
Avago Technologies Ltd.	660	97,726
Broadcom Corp., Class A	4,026	228,878
Brooks Automation, Inc.	1,184	13,308
Cabot Microelectronics Corp. *	661	30,525
Cirrus Logic, Inc. *	474	17,894
Security	Number of Shares	Value ($)
Cree, Inc. *	602	18,229
Cypress Semiconductor Corp. *	4,352	59,753
Diodes, Inc. *	444	11,757
Entegris, Inc. *	1,480	20,616
Fairchild Semiconductor International, Inc. *	1,999	39,820
First Solar, Inc. *	602	29,925
Freescale Semiconductor Ltd. *	339	15,296
Integrated Device Technology, Inc. *	1,132	26,777
Intel Corp.	77,161	2,658,968
Intersil Corp., Class A	2,229	30,091
KLA-Tencor Corp.	1,830	109,178
Lam Research Corp.	1,072	88,172
Linear Technology Corp.	1,480	70,818
Marvell Technology Group Ltd.	6,068	84,891
Maxim Integrated Products, Inc.	2,960	103,807
Micrel, Inc.	740	10,301
Microchip Technology, Inc.	1,628	79,984
Micron Technology, Inc. *	5,508	153,838
Microsemi Corp. *	748	27,220
MKS Instruments, Inc.	592	22,324
NVIDIA Corp.	3,813	84,382
OmniVision Technologies, Inc. *	592	15,960
ON Semiconductor Corp. *	3,848	51,024
Photronics, Inc. *	1,184	11,947
PMC-Sierra, Inc. *	1,332	12,095
Power Integrations, Inc.	109	5,533
Qorvo, Inc. *	692	56,848
Silicon Laboratories, Inc. *	444	24,615
Skyworks Solutions, Inc.	516	56,430
SunEdison, Inc. *	1,815	54,396
Synaptics, Inc. *	206	20,526
Teradyne, Inc.	1,480	31,302
Tessera Technologies, Inc.	444	17,116
Texas Instruments, Inc.	10,795	603,656
Veeco Instruments, Inc. *	463	14,020
Xilinx, Inc.	1,818	86,210
		5,817,015
Software & Services 6.8%
Accenture plc, Class A	5,549	532,926
ACI Worldwide, Inc. *	450	10,714
Activision Blizzard, Inc.	5,300	133,878
Acxiom Corp. *	1,184	19,619
Adobe Systems, Inc. *	2,253	178,190
Akamai Technologies, Inc. *	748	57,050
Alliance Data Systems Corp. *	341	101,628
Amdocs Ltd.	2,072	113,649
ANSYS, Inc. *	327	29,103
AOL, Inc. *	2,777	138,878
Autodesk, Inc. *	1,184	64,114
Automatic Data Processing, Inc.	3,627	310,145
Booz Allen Hamilton Holding Corp.	1,389	35,211
Broadridge Financial Solutions, Inc.	1,480	80,186
CA, Inc.	4,495	136,873
CACI International, Inc., Class A *	598	51,201
Cadence Design Systems, Inc. *	740	14,645
Cimpress N.V. *	296	24,367
Citrix Systems, Inc. *	740	48,107
Cognizant Technology Solutions Corp., Class A *	2,104	136,171
    11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Computer Sciences Corp.	3,008	206,349
Convergys Corp.	2,220	55,123
CoreLogic, Inc. *	2,293	89,381
CSG Systems International, Inc.	740	23,081
DST Systems, Inc.	592	70,093
EarthLink Holdings Corp.	7,636	52,994
eBay, Inc. *	6,427	394,361
Electronic Arts, Inc. *	1,206	75,683
Equinix, Inc.	150	40,210
Euronet Worldwide, Inc. *	298	17,820
Facebook, Inc., Class A *	781	61,847
FactSet Research Systems, Inc.	296	48,890
Fair Isaac Corp.	406	35,614
Fidelity National Information Services, Inc.	2,960	185,592
Fiserv, Inc. *	2,104	168,636
FleetCor Technologies, Inc. *	67	10,193
Gartner, Inc. *	296	25,894
Genpact Ltd. *	1,040	23,390
Global Cash Access Holdings, Inc. *	1,184	9,152
Global Payments, Inc.	444	46,345
Google, Inc., Class A *	776	423,168
Google, Inc., Class C *	719	382,587
Heartland Payment Systems, Inc.	296	15,821
IAC/InterActiveCorp	1,074	80,625
Informatica Corp. *	296	14,326
International Business Machines Corp.	16,714	2,835,530
Intuit, Inc.	1,798	187,262
j2 Global, Inc.	296	19,657
Jack Henry & Associates, Inc.	444	28,895
Leidos Holdings, Inc.	2,599	110,457
Manhattan Associates, Inc. *	592	32,471
ManTech International Corp., Class A	592	16,860
MasterCard, Inc., Class A	3,122	288,036
MAXIMUS, Inc.	444	29,024
Mentor Graphics Corp.	444	11,593
Microsoft Corp.	82,389	3,860,749
Monster Worldwide, Inc. *	5,934	36,019
NeuStar, Inc., Class A *(e)	1,629	44,504
Nuance Communications, Inc. *	1,042	17,579
Oracle Corp.	27,904	1,213,545
Paychex, Inc.	2,516	124,316
Progress Software Corp. *	444	11,691
PTC, Inc. *	592	24,432
Rackspace Hosting, Inc. *	298	11,947
Red Hat, Inc. *	324	25,035
Rovi Corp. *	1,040	17,430
salesforce.com, Inc. *	296	21,534
Science Applications International Corp.	681	36,093
Solera Holdings, Inc.	493	24,320
Sykes Enterprises, Inc. *	740	17,930
Symantec Corp.	9,212	226,845
Synopsys, Inc. *	893	44,552
Take-Two Interactive Software, Inc. *	740	20,254
TeleTech Holdings, Inc.	444	11,286
Teradata Corp. *	1,187	46,222
The Western Union Co.	10,003	219,566
Total System Services, Inc.	1,924	79,269
Unisys Corp. *	888	18,240
Vantiv, Inc., Class A *	299	11,960
VeriFone Systems, Inc. *	781	29,811
VeriSign, Inc. *	888	56,113
Security	Number of Shares	Value ($)
Visa, Inc., Class A	3,747	257,344
VMware, Inc., Class A *	148	12,923
WebMD Health Corp. *	332	15,239
WEX, Inc. *	148	16,782
Xerox Corp.	22,496	256,904
Yahoo! Inc. *	3,737	160,448
		15,304,497
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	888	15,291
Amphenol Corp., Class A	1,778	101,435
Anixter International, Inc. *	592	40,256
Apple, Inc.	21,559	2,808,707
ARRIS Group, Inc. *	1,036	34,198
Arrow Electronics, Inc. *	2,960	179,938
Avnet, Inc.	4,722	207,815
Belden, Inc.	302	25,495
Benchmark Electronics, Inc. *	1,776	41,274
Brocade Communications Systems, Inc.	3,996	49,411
CDW Corp.	462	17,140
Checkpoint Systems, Inc.	955	9,330
Cisco Systems, Inc.	60,535	1,774,281
Cognex Corp. *	296	14,939
Coherent, Inc. *	296	18,423
CommScope Holding Co., Inc. *	408	12,717
Comtech Telecommunications Corp.	444	13,338
Corning, Inc.	13,616	284,847
Diebold, Inc.	1,036	35,410
Dolby Laboratories, Inc., Class A	775	30,341
EchoStar Corp., Class A *	444	22,244
Electronics For Imaging, Inc. *	477	20,621
EMC Corp.	16,398	431,923
F5 Networks, Inc. *	296	37,204
Fabrinet *	453	8,236
FEI Co.	148	12,077
Finisar Corp. *	592	12,965
FLIR Systems, Inc.	1,036	31,650
Harris Corp.	2,160	171,115
Hewlett-Packard Co.	61,944	2,068,930
Ingram Micro, Inc., Class A *	8,886	238,234
Insight Enterprises, Inc. *	1,332	39,068
InterDigital, Inc.	296	17,354
Itron, Inc. *	616	22,108
Jabil Circuit, Inc.	5,772	141,818
JDS Uniphase Corp. *	2,368	30,358
Juniper Networks, Inc.	5,523	153,539
Knowles Corp. *(e)	538	10,410
Lexmark International, Inc., Class A	1,776	81,661
Littelfuse, Inc.	148	14,312
Motorola Solutions, Inc.	2,845	167,855
MTS Systems Corp.	148	10,070
National Instruments Corp.	592	17,707
NCR Corp. *	1,332	40,027
NetApp, Inc.	1,628	54,375
NETGEAR, Inc. *	729	22,592
OSI Systems, Inc. *	148	10,692
Plantronics, Inc.	296	16,330
Plexus Corp. *	740	33,655
Polycom, Inc. *	1,776	23,923
QLogic Corp. *	2,812	43,642
QUALCOMM, Inc.	7,883	549,287
12

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rofin-Sinar Technologies, Inc. *	840	23,898
SanDisk Corp.	977	66,807
Sanmina Corp. *	1,944	42,107
ScanSource, Inc. *	592	23,029
SYNNEX Corp.	752	62,168
Tech Data Corp. *	2,960	186,835
Trimble Navigation Ltd. *	740	17,346
TTM Technologies, Inc. *	1,214	11,994
ViaSat, Inc. *	148	9,323
Vishay Intertechnology, Inc.	3,108	40,466
Western Digital Corp.	1,661	161,715
Zebra Technologies Corp., Class A *	592	64,907
		10,981,163
Telecommunication Services 3.4%
AT&T, Inc.	127,848	4,415,870
CenturyLink, Inc.	10,587	351,912
Cincinnati Bell, Inc. *	5,213	19,080
Consolidated Communications Holdings, Inc.	592	12,266
Frontier Communications Corp.	26,351	135,708
Inteliquent, Inc.	467	8,233
Intelsat S.A. *(e)	902	9,642
Level 3 Communications, Inc. *	1,269	70,404
SBA Communications Corp., Class A *	296	33,096
Spok Holdings, Inc.	647	11,226
Sprint Corp. *	15,917	74,014
T-Mobile US, Inc. *	592	23,017
Telephone & Data Systems, Inc.	3,567	105,904
Verizon Communications, Inc.	49,010	2,423,054
Vonage Holdings Corp. *	3,483	16,231
Windstream Holdings, Inc.	2,785	22,656
		7,732,313
Transportation 1.7%
Alaska Air Group, Inc.	888	57,400
Allegiant Travel Co.	66	10,393
AMERCO	26	8,554
American Airlines Group, Inc.	809	34,277
ArcBest Corp.	604	20,651
Atlas Air Worldwide Holdings, Inc. *	453	24,679
Avis Budget Group, Inc. *	1,725	87,975
C.H. Robinson Worldwide, Inc.	2,682	165,560
Con-way, Inc.	1,036	41,927
Copa Holdings S.A., Class A (e)	252	21,493
CSX Corp.	13,719	467,544
Delta Air Lines, Inc.	1,054	45,238
Expeditors International of Washington, Inc.	2,601	119,230
FedEx Corp.	3,599	623,419
Forward Air Corp.	296	15,354
Genesee & Wyoming, Inc., Class A *	148	12,186
Hawaiian Holdings, Inc. *	469	11,359
Heartland Express, Inc.	740	15,725
Hertz Global Holdings, Inc. *	5,836	116,078
Hub Group, Inc., Class A *	592	25,113
J.B. Hunt Transport Services, Inc.	740	62,175
JetBlue Airways Corp. *	2,981	60,097
Kansas City Southern	296	26,788
Kirby Corp. *	133	10,202
Security	Number of Shares	Value ($)
Knight Transportation, Inc.	740	21,164
Landstar System, Inc.	592	38,717
Matson, Inc.	685	27,592
Navios Maritime Holdings, Inc.	2,163	7,398
Norfolk Southern Corp.	2,855	262,660
Old Dominion Freight Line, Inc. *	217	14,758
Republic Airways Holdings, Inc. *	1,581	16,537
Ryder System, Inc.	1,204	110,347
Saia, Inc. *	203	8,311
SkyWest, Inc.	3,933	58,208
Southwest Airlines Co.	962	35,642
Spirit Airlines, Inc. *	206	13,095
Swift Transportation Co. *	888	20,664
Union Pacific Corp.	6,141	619,688
United Continental Holdings, Inc. *	775	42,307
United Parcel Service, Inc., Class B	5,328	528,644
UTi Worldwide, Inc. *	2,678	25,762
Werner Enterprises, Inc.	1,036	28,511
		3,963,422
Utilities 4.2%
AES Corp.	18,662	253,803
AGL Resources, Inc.	1,195	60,192
ALLETE, Inc.	444	22,355
Alliant Energy Corp.	1,508	92,440
Ameren Corp.	5,180	208,391
American Electric Power Co., Inc.	7,255	408,384
American States Water Co.	296	11,375
American Water Works Co., Inc.	1,812	95,800
Aqua America, Inc.	889	23,398
Atlantic Power Corp. (e)	3,717	10,965
Atmos Energy Corp.	1,628	87,945
Avista Corp.	888	28,416
Black Hills Corp.	444	21,214
California Water Service Group	444	10,607
Calpine Corp. *	4,736	95,194
CenterPoint Energy, Inc.	7,325	149,210
Cleco Corp.	858	46,547
CMS Energy Corp.	3,773	128,810
Consolidated Edison, Inc.	5,032	311,179
Dominion Resources, Inc.	5,568	392,655
DTE Energy Co.	2,700	213,921
Duke Energy Corp.	6,828	517,084
Dynegy, Inc. *	464	15,006
Edison International	4,655	283,071
El Paso Electric Co.	444	16,148
Entergy Corp.	4,640	354,821
Eversource Energy	2,267	111,650
Exelon Corp.	18,002	609,008
FirstEnergy Corp.	10,861	387,520
Great Plains Energy, Inc.	2,231	58,162
Hawaiian Electric Industries, Inc.	1,525	46,574
IDACORP, Inc.	444	26,405
Integrys Energy Group, Inc.	1,628	117,069
ITC Holdings Corp.	891	31,443
MDU Resources Group, Inc.	2,812	58,883
MGE Energy, Inc.	298	11,542
National Fuel Gas Co.	740	47,545
New Jersey Resources Corp.	1,184	35,603
NextEra Energy, Inc.	4,211	430,954
NiSource, Inc.	3,349	158,006
    13

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Northwest Natural Gas Co.	444	19,847
NorthWestern Corp.	444	23,097
NRG Energy, Inc.	5,624	141,725
OGE Energy Corp.	2,158	67,977
Otter Tail Corp.	1,058	28,587
Pepco Holdings, Inc.	4,444	121,099
PG&E Corp.	7,194	384,663
Piedmont Natural Gas Co., Inc.	888	33,114
Pinnacle West Capital Corp.	1,628	99,178
PNM Resources, Inc.	1,184	31,483
Portland General Electric Co.	1,198	41,882
PPL Corp.	8,374	290,662
Public Service Enterprise Group, Inc.	9,028	384,864
Questar Corp.	1,567	35,571
SCANA Corp.	1,924	102,280
Sempra Energy	2,571	276,305
South Jersey Industries, Inc.	592	15,623
Southwest Gas Corp.	592	32,240
TECO Energy, Inc.	3,996	75,325
The Empire District Electric Co.	592	13,817
The Laclede Group, Inc.	444	23,758
The Southern Co.	12,956	566,048
UGI Corp.	2,446	91,480
UIL Holdings Corp.	444	22,506
Vectren Corp.	1,184	50,403
Westar Energy, Inc.	1,969	72,203
WGL Holdings, Inc.	844	48,564
Wisconsin Energy Corp.	1,924	92,891
Xcel Energy, Inc.	7,104	241,891
		9,418,378
Total Common Stock
(Cost $209,069,784)		224,420,086

Rights 0.0% of net assets
Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	735	1,852
Total Rights
(Cost $1,852)		1,852

Other Investment Companies 0.5% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	532,790	532,790
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	734,073	734,073
Total Other Investment Companies
(Cost $1,266,863)		1,266,863

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $210,355,135 and the unrealized appreciation and depreciation were $21,685,152 and ($6,351,486), respectively, with a net unrealized appreciation of $15,333,666.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $737,577. Non-cash collateral pledged to the fund for securities on loan amounted to $53,187.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	7	737,100	(1,526)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
14

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and
    15

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$224,420,086	$—	$—	$224,420,086
Rights [1]	—	—	1,852	1,852
Other Investment Companies[1]	1,266,863	—	—	1,266,863
Total	$225,686,949	$—	$1,852	$225,688,801
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,526)	$—	$—	($1,526)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Rights	$1,852	$—	$—	$—	$—	$—	$—	$1,852
Total	$1,852	$—	$—	$—	$—	$—	$—	$1,852
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG79043MAY15
16

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	593,252,275	612,112,268
0.5%	Other Investment Companies	3,093,604	3,093,604
100.3%	Total Investments	596,345,879	615,205,872
(0.3%)	Other Assets and Liabilities, Net		(1,643,810)
100.0%	Net Assets		613,562,062

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
BorgWarner, Inc.	4,432	266,585
Dana Holding Corp.	7,023	152,891
Ford Motor Co.	119,168	1,807,778
General Motors Co.	64,910	2,334,813
Harley-Davidson, Inc.	5,270	281,892
Johnson Controls, Inc.	24,666	1,283,125
Lear Corp.	3,681	427,070
The Goodyear Tire & Rubber Co.	8,468	269,663
Visteon Corp. *	2,019	221,121
		7,044,938
Banks 5.6%
Bank of America Corp.	419,347	6,919,226
BB&T Corp.	22,186	875,681
CIT Group, Inc.	4,524	209,280
Citigroup, Inc.	78,911	4,267,507
Comerica, Inc.	5,009	245,191
Fifth Third Bancorp	26,539	537,149
Hudson City Bancorp, Inc.	26,195	249,245
Huntington Bancshares, Inc.	22,974	255,701
JPMorgan Chase & Co.	131,387	8,642,637
KeyCorp	27,814	405,528
M&T Bank Corp.	2,821	341,002
New York Community Bancorp, Inc.	16,884	299,522
People's United Financial, Inc.	10,625	165,325
Regions Financial Corp.	47,072	474,957
SunTrust Banks, Inc.	17,342	740,157
The PNC Financial Services Group, Inc.	12,934	1,237,654
U.S. Bancorp	40,727	1,755,741
Wells Fargo & Co.	114,744	6,421,074
Zions Bancorp	6,057	174,926
		34,217,503
Security	Number of Shares	Value ($)
Capital Goods 7.6%
3M Co.	16,152	2,569,460
AECOM *	9,262	305,924
AGCO Corp.	5,967	303,004
AMETEK, Inc.	3,645	195,955
Armstrong World Industries, Inc. *	3,362	184,641
Caterpillar, Inc.	20,756	1,770,902
Cummins, Inc.	5,522	748,507
Danaher Corp.	8,992	776,189
Deere & Co.	15,366	1,439,487
Dover Corp.	5,799	437,245
Eaton Corp. plc	10,860	777,467
EMCOR Group, Inc.	3,627	164,557
Emerson Electric Co.	29,955	1,806,586
Fastenal Co.	5,508	228,637
Flowserve Corp.	4,517	248,435
Fluor Corp.	12,498	702,638
Fortune Brands Home & Security, Inc.	3,774	173,076
General Dynamics Corp.	12,164	1,704,906
General Electric Co.	311,287	8,488,796
Harsco Corp.	8,448	136,097
Honeywell International, Inc.	15,499	1,614,996
Hubbell, Inc., Class B	1,612	174,144
Illinois Tool Works, Inc.	11,928	1,119,204
Ingersoll-Rand plc	9,114	626,861
Jacobs Engineering Group, Inc. *	8,163	353,131
Joy Global, Inc.	5,298	206,304
KBR, Inc.	20,529	393,130
Kennametal, Inc.	4,491	161,945
L-3 Communications Holdings, Inc.	7,643	900,422
Lincoln Electric Holdings, Inc.	2,424	162,917
Lockheed Martin Corp.	9,654	1,816,883
Masco Corp.	8,066	218,347
MRC Global, Inc. *	8,702	133,228
Northrop Grumman Corp.	12,851	2,045,622
Orbital ATK, Inc.	2,100	160,650
Oshkosh Corp.	5,327	267,202
Owens Corning	6,711	284,278
PACCAR, Inc.	10,050	638,778
Pall Corp.	2,015	250,747
Parker-Hannifin Corp.	6,038	727,156
Pentair plc	3,032	194,139
Precision Castparts Corp.	2,137	452,253
Quanta Services, Inc. *	7,780	228,110
Raytheon Co.	15,015	1,550,449
Rockwell Automation, Inc.	2,464	302,801
Rockwell Collins, Inc.	4,343	413,410
Roper Technologies, Inc.	1,209	211,527
Snap-on, Inc.	1,209	187,879
SPX Corp.	2,419	179,756
Stanley Black & Decker, Inc.	4,448	455,653
Textron, Inc.	10,050	454,461
The Boeing Co.	11,673	1,640,290
The Timken Co.	4,785	187,093
Trinity Industries, Inc.	3,277	98,277
    1

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
United Rentals, Inc. *	2,438	216,763
United Technologies Corp.	29,346	3,438,471
W.W. Grainger, Inc.	1,817	436,680
WESCO International, Inc. *	2,036	146,307
Xylem, Inc.	4,836	176,853
		46,389,626
Commercial & Professional Services 0.8%
Cintas Corp.	3,671	316,036
Equifax, Inc.	2,821	283,031
ManpowerGroup, Inc.	6,526	552,426
Nielsen N.V.	4,488	201,915
Pitney Bowes, Inc.	13,678	298,864
R.R. Donnelley & Sons Co.	21,581	413,924
Republic Services, Inc.	11,274	454,229
Robert Half International, Inc.	4,864	274,184
The ADT Corp.	8,075	294,576
The Dun & Bradstreet Corp.	1,615	206,607
Tyco International plc	11,331	457,319
Waste Management, Inc.	20,330	1,009,385
		4,762,496
Consumer Durables & Apparel 1.1%
Coach, Inc.	17,690	625,695
D.R. Horton, Inc.	7,677	200,523
Fossil Group, Inc. *	1,664	118,161
Garmin Ltd.	4,436	201,749
Harman International Industries, Inc.	1,279	154,145
Hasbro, Inc.	4,902	353,581
Jarden Corp. *	4,672	247,896
Leggett & Platt, Inc.	6,269	296,398
Mattel, Inc.	15,294	394,738
Mohawk Industries, Inc. *	1,613	301,051
Newell Rubbermaid, Inc.	7,717	305,053
NIKE, Inc., Class B	16,884	1,716,596
NVR, Inc. *	166	225,860
PVH Corp.	1,237	129,440
Ralph Lauren Corp.	2,143	279,447
Tupperware Brands Corp.	2,178	143,182
VF Corp.	6,880	484,559
Whirlpool Corp.	3,273	603,050
		6,781,124
Consumer Services 1.7%
Apollo Education Group, Inc. *	13,812	229,003
Brinker International, Inc.	3,267	180,273
Carnival Corp.	16,884	782,236
Chipotle Mexican Grill, Inc. *	251	154,496
Darden Restaurants, Inc.	6,684	438,069
DeVry Education Group, Inc.	3,643	115,884
Graham Holdings Co., Class B	235	251,685
H&R Block, Inc.	6,854	217,477
Las Vegas Sands Corp.	4,879	248,000
Marriott International, Inc., Class A	3,777	294,568
McDonald's Corp.	39,896	3,827,223
MGM Resorts International *	6,869	137,723
Royal Caribbean Cruises Ltd.	4,140	314,557
Service Corp. International	8,060	234,224
Starbucks Corp.	19,712	1,024,236
Security	Number of Shares	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.	4,036	334,019
Wyndham Worldwide Corp.	4,444	377,340
Wynn Resorts Ltd.	2,164	217,893
Yum! Brands, Inc.	11,725	1,056,540
		10,435,446
Diversified Financials 3.2%
Ally Financial, Inc. *	13,122	297,476
American Express Co.	21,943	1,749,296
Ameriprise Financial, Inc.	4,037	502,970
Berkshire Hathaway, Inc., Class B *	32,532	4,652,076
BlackRock, Inc.	1,611	589,272
Capital One Financial Corp.	17,017	1,421,940
CME Group, Inc.	5,725	539,295
Discover Financial Services	10,202	594,470
E*TRADE Financial Corp. *	6,631	195,349
Franklin Resources, Inc.	11,787	600,076
Invesco Ltd.	7,285	290,162
Legg Mason, Inc.	5,711	304,739
Leucadia National Corp.	8,066	198,666
McGraw Hill Financial, Inc.	6,264	649,890
Moody's Corp.	2,443	264,088
Morgan Stanley	27,825	1,062,915
Northern Trust Corp.	5,301	395,190
PHH Corp. *	6,851	189,019
State Street Corp.	8,060	628,116
T. Rowe Price Group, Inc.	5,645	455,495
The Bank of New York Mellon Corp.	21,352	925,823
The Charles Schwab Corp. (a)	10,690	338,338
The Goldman Sachs Group, Inc.	12,092	2,493,249
The NASDAQ OMX Group, Inc.	4,231	218,954
		19,556,864
Energy 13.6%
Alpha Natural Resources, Inc. *(b)	111,911	55,631
Anadarko Petroleum Corp.	12,564	1,050,476
Apache Corp.	18,715	1,119,906
Arch Coal, Inc. *(b)	99,471	48,741
Baker Hughes, Inc.	16,516	1,064,621
Cameron International Corp. *	6,445	330,822
Chesapeake Energy Corp.	34,617	488,446
Chevron Corp.	141,380	14,562,140
Cimarex Energy Co.	1,262	145,774
ConocoPhillips	106,519	6,783,130
CONSOL Energy, Inc.	8,085	225,086
Denbury Resources, Inc.	19,774	145,734
Devon Energy Corp.	21,052	1,373,011
Diamond Offshore Drilling, Inc. (b)	9,087	275,700
Dresser-Rand Group, Inc. *	2,506	212,008
Energen Corp.	2,276	157,499
EOG Resources, Inc.	7,826	694,088
EQT Corp.	2,088	177,626
Exxon Mobil Corp.	311,700	26,556,840
FMC Technologies, Inc. *	4,456	186,216
Halliburton Co.	28,408	1,289,723
Helmerich & Payne, Inc.	2,490	181,745
Hess Corp.	19,821	1,338,314
HollyFrontier Corp.	13,464	560,776
Kinder Morgan, Inc.	12,943	537,005
2

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marathon Oil Corp.	50,495	1,372,959
Marathon Petroleum Corp.	18,223	1,885,352
Murphy Oil Corp.	20,784	903,273
Nabors Industries Ltd.	22,512	332,052
National Oilwell Varco, Inc.	16,533	813,258
Newfield Exploration Co. *	5,720	216,273
Noble Energy, Inc.	6,148	269,159
Occidental Petroleum Corp.	33,392	2,610,920
Oceaneering International, Inc.	2,584	131,267
Oil States International, Inc. *	2,838	116,017
ONEOK, Inc.	5,661	237,309
Patterson-UTI Energy, Inc.	8,888	179,538
Peabody Energy Corp. (b)	45,191	152,746
Phillips 66	56,739	4,489,190
Pioneer Natural Resources Co.	1,077	159,213
QEP Resources, Inc.	7,731	145,575
Schlumberger Ltd.	30,964	2,810,602
SEACOR Holdings, Inc. *	2,015	141,292
Seadrill Ltd. (b)	32,748	390,029
Southwestern Energy Co. *	7,719	198,919
Spectra Energy Corp.	17,759	624,584
Tesoro Corp.	10,157	898,894
The Williams Cos., Inc.	11,374	581,211
Valero Energy Corp.	52,118	3,087,470
Western Refining, Inc.	3,845	169,103
World Fuel Services Corp.	10,952	547,929
WPX Energy, Inc. *	20,521	264,516
		83,289,708
Food & Staples Retailing 4.2%
Casey's General Stores, Inc.	2,418	210,825
Costco Wholesale Corp.	20,564	2,932,221
CVS Health Corp.	60,627	6,206,992
SUPERVALU, Inc. *	23,328	205,986
Sysco Corp.	37,550	1,395,358
The Kroger Co.	29,448	2,143,814
United Natural Foods, Inc. *	2,074	139,103
Wal-Mart Stores, Inc.	114,385	8,495,374
Walgreens Boots Alliance, Inc.	41,784	3,586,739
Whole Foods Market, Inc.	11,069	456,486
		25,772,898
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	53,508	2,739,610
Archer-Daniels-Midland Co.	48,471	2,561,692
Brown-Forman Corp., Class B	3,216	303,172
Bunge Ltd.	16,890	1,563,338
Campbell Soup Co.	7,296	352,689
Coca-Cola Enterprises, Inc.	12,428	549,690
ConAgra Foods, Inc.	20,956	809,111
Constellation Brands, Inc., Class A	2,048	241,439
Dr. Pepper Snapple Group, Inc.	7,696	589,821
General Mills, Inc.	22,610	1,269,551
Hormel Foods Corp.	4,030	230,597
Ingredion, Inc.	2,837	232,549
Kellogg Co.	8,467	531,474
Kraft Foods Group, Inc.	15,096	1,274,857
Lorillard, Inc.	12,103	877,225
McCormick & Co., Inc. Non-Voting Shares	2,883	226,316
Security	Number of Shares	Value ($)
Mead Johnson Nutrition Co.	2,010	195,573
Molson Coors Brewing Co., Class B	3,637	266,883
Mondelez International, Inc., Class A	51,889	2,158,064
Monster Beverage Corp. *	1,707	217,267
PepsiCo, Inc.	46,332	4,467,795
Philip Morris International, Inc.	62,354	5,179,747
Reynolds American, Inc.	10,075	773,256
The Coca-Cola Co.	102,192	4,185,784
The Hershey Co.	2,491	231,314
The J.M. Smucker Co.	4,440	526,362
Tyson Foods, Inc., Class A	20,104	853,415
		33,408,591
Health Care Equipment & Services 6.3%
Abbott Laboratories	31,522	1,531,969
Aetna, Inc.	17,534	2,068,486
AmerisourceBergen Corp.	11,054	1,244,238
Anthem, Inc.	28,274	4,745,791
Baxter International, Inc.	19,310	1,286,239
Becton Dickinson & Co.	7,781	1,093,308
Boston Scientific Corp. *	39,425	720,295
C.R. Bard, Inc.	2,436	414,900
Cardinal Health, Inc.	19,841	1,749,381
Catamaran Corp. *	3,216	192,478
Cigna Corp.	4,618	650,353
Community Health Systems, Inc. *	6,959	384,902
DaVita HealthCare Partners, Inc. *	4,030	337,633
DENTSPLY International, Inc.	3,224	167,761
Express Scripts Holding Co. *	17,937	1,563,030
HCA Holdings, Inc. *	20,541	1,680,870
Health Net, Inc. *	8,253	513,667
Henry Schein, Inc. *	2,418	342,558
Humana, Inc.	8,789	1,886,559
Intuitive Surgical, Inc. *	333	162,421
Laboratory Corp. of America Holdings *	2,852	336,393
LifePoint Health, Inc. *	2,821	212,393
Magellan Health, Inc. *	3,216	217,498
McKesson Corp.	10,313	2,446,553
Medtronic plc	36,285	2,769,271
Omnicare, Inc.	4,891	466,063
Owens & Minor, Inc.	7,028	234,173
Patterson Cos., Inc.	4,030	192,795
Quest Diagnostics, Inc.	8,844	665,334
St. Jude Medical, Inc.	9,052	667,585
Stryker Corp.	8,081	776,827
Tenet Healthcare Corp. *	4,066	216,271
UnitedHealth Group, Inc.	45,884	5,515,716
Universal Health Services, Inc., Class B	2,086	270,304
Varian Medical Systems, Inc. *	2,830	245,078
WellCare Health Plans, Inc. *	2,418	207,150
Zimmer Holdings, Inc.	6,102	696,177
		38,872,420
Household & Personal Products 2.1%
Avon Products, Inc.	40,354	271,179
Church & Dwight Co., Inc.	2,890	242,673
Colgate-Palmolive Co.	23,098	1,542,716
Energizer Holdings, Inc.	1,612	228,404
Herbalife Ltd. *(b)	4,288	223,105
Kimberly-Clark Corp.	10,898	1,186,356
    3

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Clorox Co.	4,045	435,485
The Estee Lauder Cos., Inc., Class A	3,631	317,458
The Procter & Gamble Co.	108,365	8,494,732
		12,942,108
Insurance 3.1%
ACE Ltd.	7,638	813,294
Aflac, Inc.	14,983	932,242
American Financial Group, Inc.	3,888	246,888
American International Group, Inc.	18,980	1,112,418
Aon plc	6,030	610,357
Arch Capital Group Ltd. *	4,836	308,972
Assurant, Inc.	5,726	377,057
Axis Capital Holdings Ltd.	6,502	357,870
Cincinnati Financial Corp.	5,239	264,989
Everest Re Group Ltd.	1,624	294,772
FNF Group	8,862	336,402
Genworth Financial, Inc., Class A *	23,562	187,082
HCC Insurance Holdings, Inc.	3,280	187,550
Lincoln National Corp.	5,263	300,044
Loews Corp.	15,353	615,962
Marsh & McLennan Cos., Inc.	12,068	702,720
MetLife, Inc.	19,055	995,814
PartnerRe Ltd.	3,030	398,233
Principal Financial Group, Inc.	5,642	291,635
Prudential Financial, Inc.	10,306	871,991
Reinsurance Group of America, Inc.	2,030	189,906
RenaissanceRe Holdings Ltd.	3,230	329,815
The Allstate Corp.	13,736	924,708
The Chubb Corp.	13,295	1,296,262
The Hartford Financial Services Group, Inc.	17,688	727,154
The Progressive Corp.	27,829	760,845
The Travelers Cos., Inc.	29,481	2,981,119
Torchmark Corp.	4,836	275,991
Unum Group	13,815	482,972
W.R. Berkley Corp.	5,271	258,279
White Mountains Insurance Group Ltd.	359	233,077
XL Group plc	8,488	319,828
		18,986,248
Materials 3.9%
Air Products & Chemicals, Inc.	5,715	838,733
Airgas, Inc.	2,419	246,593
Albemarle Corp.	3,810	229,172
Alcoa, Inc.	55,513	693,912
Allegheny Technologies, Inc.	6,462	210,015
AptarGroup, Inc.	2,015	128,497
Ashland, Inc.	2,066	263,208
Avery Dennison Corp.	4,494	278,224
Ball Corp.	6,076	431,335
Bemis Co., Inc.	4,863	223,406
Celanese Corp., Series A	4,030	277,466
CF Industries Holdings, Inc.	1,614	509,830
Cliffs Natural Resources, Inc. (b)	38,718	205,593
Commercial Metals Co.	12,708	204,218
Crown Holdings, Inc. *	2,855	157,853
Domtar Corp.	7,721	333,702
E.I. du Pont de Nemours & Co.	20,958	1,488,228
Eastman Chemical Co.	4,450	341,626
Security	Number of Shares	Value ($)
Ecolab, Inc.	2,935	336,498
FMC Corp.	3,358	191,977
Freeport-McMoRan, Inc.	74,112	1,456,301
Huntsman Corp.	8,866	198,953
International Flavors & Fragrances, Inc.	1,644	195,702
International Paper Co.	17,701	917,443
LyondellBasell Industries N.V., Class A	18,179	1,837,897
MeadWestvaco Corp.	6,482	327,600
Monsanto Co.	10,089	1,180,211
Newmont Mining Corp.	42,467	1,156,801
Nucor Corp.	18,755	887,111
Owens-Illinois, Inc. *	8,476	202,576
Packaging Corp. of America	2,055	142,165
PPG Industries, Inc.	3,241	741,832
Praxair, Inc.	8,147	1,000,940
Reliance Steel & Aluminum Co.	5,397	344,329
Rock-Tenn Co., Class A	2,888	188,124
RPM International, Inc.	4,030	201,621
Sealed Air Corp.	6,061	295,171
Sigma-Aldrich Corp.	2,518	350,757
Sonoco Products Co.	4,836	217,717
Southern Copper Corp.	6,497	195,040
Steel Dynamics, Inc.	13,299	290,051
The Dow Chemical Co.	38,801	2,020,368
The Mosaic Co.	18,694	857,120
The Sherwin-Williams Co.	1,227	353,597
The Valspar Corp.	2,094	174,765
United States Steel Corp.	12,979	316,688
Vulcan Materials Co.	2,966	266,732
		23,907,698
Media 3.8%
Cablevision Systems Corp., Class A	15,733	385,616
CBS Corp., Class B Non-Voting Shares	16,104	993,939
Charter Communications, Inc., Class A *	2,103	376,479
Comcast Corp., Class A	60,467	3,534,901
DIRECTV *	27,423	2,496,590
Discovery Communications, Inc., Class A *	12,160	412,710
Discovery Communications, Inc., Class C *	14,232	447,525
DISH Network Corp., Class A *	4,427	313,387
Gannett Co., Inc.	10,278	367,850
News Corp., Class A *	25,159	381,159
Omnicom Group, Inc.	9,648	719,065
Scripps Networks Interactive, Inc., Class A	2,151	144,139
The Interpublic Group of Cos., Inc.	12,415	253,514
The Walt Disney Co.	38,483	4,247,369
Thomson Reuters Corp.	14,874	594,365
Time Warner Cable, Inc.	10,901	1,971,882
Time Warner, Inc.	33,471	2,827,630
Twenty-First Century Fox, Inc., Class A	45,480	1,528,128
Viacom, Inc., Class B	19,536	1,306,568
		23,302,816
Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	19,335	1,287,518
Actavis plc *	1,908	585,393
Agilent Technologies, Inc.	8,141	335,328
4

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Amgen, Inc.	21,358	3,337,401
Biogen, Inc. *	1,599	634,787
Bristol-Myers Squibb Co.	41,446	2,677,411
Celgene Corp. *	5,732	655,970
Eli Lilly & Co.	31,914	2,518,015
Endo International plc *	2,855	239,135
Gilead Sciences, Inc. *	14,106	1,583,681
Hospira, Inc. *	3,845	339,975
Johnson & Johnson	70,045	7,014,306
Merck & Co., Inc.	78,137	4,757,762
Mettler-Toledo International, Inc. *	485	157,470
Mylan N.V. *	6,641	482,336
Pfizer, Inc.	246,342	8,560,384
Thermo Fisher Scientific, Inc.	6,045	783,613
Waters Corp. *	2,019	269,779
Zoetis, Inc.	7,794	387,907
		36,608,171
Real Estate 1.2%
American Capital Agency Corp.	6,191	129,144
American Tower Corp.	3,423	317,620
Annaly Capital Management, Inc.	61,300	639,972
Apartment Investment & Management Co., Class A	4,278	162,265
AvalonBay Communities, Inc.	1,305	217,283
Boston Properties, Inc.	2,085	271,113
Crown Castle International Corp.	2,832	230,950
Equity Residential	4,936	366,844
General Growth Properties, Inc.	6,468	183,239
HCP, Inc.	8,042	311,386
Health Care REIT, Inc.	2,997	210,569
Hospitality Properties Trust	5,239	158,165
Host Hotels & Resorts, Inc.	12,069	240,415
Iron Mountain, Inc.	7,685	280,272
Kimco Realty Corp.	6,871	164,629
Plum Creek Timber Co., Inc.	5,336	220,163
Prologis, Inc.	5,319	210,579
Public Storage	1,706	330,179
Rayonier, Inc.	5,659	146,115
Simon Property Group, Inc.	3,639	660,115
The Macerich Co.	2,022	166,026
Ventas, Inc.	4,535	301,668
Vornado Realty Trust	3,627	362,301
Weyerhaeuser Co.	36,238	1,179,909
		7,460,921
Retailing 5.4%
Aaron's, Inc.	5,718	200,302
Abercrombie & Fitch Co., Class A	8,091	165,623
Advance Auto Parts, Inc.	1,355	207,613
Amazon.com, Inc. *	2,051	880,351
American Eagle Outfitters, Inc.	20,968	343,246
AutoNation, Inc. *	3,734	233,039
AutoZone, Inc. *	415	279,552
Bed Bath & Beyond, Inc. *	10,524	750,572
Best Buy Co., Inc.	30,804	1,068,899
Big Lots, Inc.	5,654	248,211
CarMax, Inc. *	4,460	316,838
Core-Mark Holding Co., Inc.	3,323	178,478
CST Brands, Inc.	14,272	567,598
Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	3,767	202,363
Dillard's, Inc., Class A	1,694	196,521
Dollar General Corp.	8,882	644,744
Dollar Tree, Inc. *	6,892	516,831
Expedia, Inc.	2,122	227,606
Family Dollar Stores, Inc.	3,444	266,979
Foot Locker, Inc.	5,760	364,032
GameStop Corp., Class A (b)	12,140	526,997
Genuine Parts Co.	6,449	583,441
Guess?, Inc.	6,432	112,817
J.C. Penney Co., Inc. *(b)	67,271	577,858
Kohl's Corp.	20,516	1,343,593
L Brands, Inc.	7,348	635,749
Liberty Interactive Corp., Class A *	16,501	461,533
Lowe's Cos., Inc.	51,501	3,604,040
Macy's, Inc.	14,503	970,976
Murphy USA, Inc. *	12,103	704,758
Nordstrom, Inc.	5,227	379,689
O'Reilly Automotive, Inc. *	2,325	510,407
Rent-A-Center, Inc.	7,515	227,329
Ross Stores, Inc.	4,824	466,336
Sears Holdings Corp. *(b)	8,913	382,813
Signet Jewelers Ltd.	2,064	266,937
Staples, Inc.	85,863	1,413,734
Target Corp.	48,114	3,816,403
The Gap, Inc.	16,928	648,850
The Home Depot, Inc.	43,853	4,886,101
The Priceline Group, Inc. *	245	287,150
The TJX Cos., Inc.	21,353	1,374,706
Tiffany & Co.	2,336	218,953
Tractor Supply Co.	2,918	254,275
Urban Outfitters, Inc. *	4,835	166,227
Williams-Sonoma, Inc.	3,224	253,439
		32,934,509
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	5,653	276,149
Analog Devices, Inc.	7,352	499,642
Applied Materials, Inc.	39,484	794,813
Avago Technologies Ltd.	2,028	300,286
Broadcom Corp., Class A	11,713	665,884
Intel Corp.	232,510	8,012,295
KLA-Tencor Corp.	5,252	313,334
Lam Research Corp.	2,546	209,408
Linear Technology Corp.	4,845	231,833
Marvell Technology Group Ltd.	18,676	261,277
Maxim Integrated Products, Inc.	9,367	328,501
Microchip Technology, Inc.	4,836	237,593
Micron Technology, Inc. *	16,491	460,594
NVIDIA Corp.	12,127	268,371
Texas Instruments, Inc.	33,169	1,854,810
Xilinx, Inc.	6,288	298,177
		15,012,967
Software & Services 6.9%
Accenture plc, Class A	16,568	1,591,191
Activision Blizzard, Inc.	15,408	389,206
Adobe Systems, Inc. *	6,846	541,450
Alliance Data Systems Corp. *	994	296,242
Amdocs Ltd.	6,076	333,269
    5

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AOL, Inc. *	8,929	446,539
Autodesk, Inc. *	3,627	196,402
Automatic Data Processing, Inc.	10,503	898,112
Booz Allen Hamilton Holding Corp.	6,074	153,976
Broadridge Financial Solutions, Inc.	4,030	218,345
CA, Inc.	13,351	406,538
CACI International, Inc., Class A *	1,610	137,848
Citrix Systems, Inc. *	2,433	158,169
Cognizant Technology Solutions Corp., Class A *	7,030	454,982
Computer Sciences Corp.	8,977	615,822
CoreLogic, Inc. *	6,069	236,570
eBay, Inc. *	19,131	1,173,878
Electronic Arts, Inc. *	3,632	227,926
Facebook, Inc., Class A *	2,200	174,218
Fidelity National Information Services, Inc.	8,868	556,024
Fiserv, Inc. *	6,478	519,212
Google, Inc., Class A *	2,213	1,206,793
Google, Inc., Class C *	2,287	1,216,936
IAC/InterActiveCorp	3,263	244,953
International Business Machines Corp.	50,245	8,524,064
Intuit, Inc.	5,555	578,553
Leidos Holdings, Inc.	6,877	292,273
MasterCard, Inc., Class A	9,270	855,250
Microsoft Corp.	247,921	11,617,578
Oracle Corp.	84,557	3,677,384
Paychex, Inc.	7,664	378,678
Science Applications International Corp.	3,049	161,597
Symantec Corp.	26,540	653,548
Teradata Corp. *	4,868	189,560
The Western Union Co.	31,508	691,601
Total System Services, Inc.	6,045	249,054
Visa, Inc., Class A	11,105	762,691
Xerox Corp.	70,032	799,765
Yahoo! Inc. *	11,316	485,852
		42,312,049
Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	5,648	322,218
Anixter International, Inc. *	1,623	110,364
Apple, Inc.	65,018	8,470,545
Arrow Electronics, Inc. *	8,452	513,797
Avnet, Inc.	13,277	584,321
Cisco Systems, Inc.	182,826	5,358,630
Corning, Inc.	39,828	833,202
EMC Corp.	47,649	1,255,075
Harris Corp.	6,289	498,215
Hewlett-Packard Co.	186,364	6,224,558
Ingram Micro, Inc., Class A *	26,966	722,958
Jabil Circuit, Inc.	18,174	446,535
Juniper Networks, Inc.	16,959	471,460
Lexmark International, Inc., Class A	4,896	225,118
Motorola Solutions, Inc.	8,089	477,251
NetApp, Inc.	5,768	192,651
QUALCOMM, Inc.	23,451	1,634,066
SanDisk Corp.	3,255	222,577
SYNNEX Corp.	2,548	210,643
Tech Data Corp. *	8,192	517,079
Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	11,658	151,787
Western Digital Corp.	5,241	510,264
		29,953,314
Telecommunication Services 3.7%
AT&T, Inc.	383,650	13,251,271
CenturyLink, Inc.	30,811	1,024,158
Frontier Communications Corp.	79,698	410,445
Sprint Corp. *	44,868	208,636
Telephone & Data Systems, Inc.	10,753	319,257
Verizon Communications, Inc.	147,483	7,291,559
Windstream Holdings, Inc. (b)	9,075	73,825
		22,579,151
Transportation 1.6%
Avis Budget Group, Inc. *	5,015	255,765
C.H. Robinson Worldwide, Inc.	7,465	460,814
CSX Corp.	41,024	1,398,098
Expeditors International of Washington, Inc.	8,478	388,632
FedEx Corp.	10,939	1,894,854
Hertz Global Holdings, Inc. *	18,391	365,797
J.B. Hunt Transport Services, Inc.	2,015	169,300
Kansas City Southern	1,007	91,134
Norfolk Southern Corp.	8,856	814,752
Ryder System, Inc.	3,289	301,437
Union Pacific Corp.	18,507	1,867,541
United Parcel Service, Inc., Class B	15,988	1,586,329
		9,594,453
Utilities 4.2%
AES Corp.	54,346	739,106
AGL Resources, Inc.	3,224	162,393
Alliant Energy Corp.	4,433	271,743
Ameren Corp.	14,941	601,076
American Electric Power Co., Inc.	21,778	1,225,884
American Water Works Co., Inc.	4,460	235,800
Atmos Energy Corp.	4,836	261,241
Calpine Corp. *	14,699	295,450
CenterPoint Energy, Inc.	21,901	446,123
CMS Energy Corp.	10,102	344,882
Consolidated Edison, Inc.	15,276	944,668
Dominion Resources, Inc.	17,331	1,222,182
DTE Energy Co.	8,061	638,673
Duke Energy Corp.	20,718	1,568,974
Edison International	13,395	814,550
Entergy Corp.	13,698	1,047,486
Eversource Energy	7,345	361,741
Exelon Corp.	53,874	1,822,557
FirstEnergy Corp.	32,565	1,161,919
Great Plains Energy, Inc.	6,045	157,593
Integrys Energy Group, Inc.	4,852	348,907
MDU Resources Group, Inc.	9,814	205,505
National Fuel Gas Co.	2,486	159,726
NextEra Energy, Inc.	12,530	1,282,320
NiSource, Inc.	10,908	514,639
NRG Energy, Inc.	18,639	469,703
OGE Energy Corp.	6,087	191,741
Pepco Holdings, Inc.	12,895	351,389
PG&E Corp.	22,124	1,182,970
6

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pinnacle West Capital Corp.	5,226	318,368
PPL Corp.	24,264	842,203
Public Service Enterprise Group, Inc.	26,620	1,134,811
SCANA Corp.	6,494	345,221
Sempra Energy	7,312	785,821
TECO Energy, Inc.	14,070	265,220
The Southern Co.	37,728	1,648,336
UGI Corp.	7,254	271,300
Vectren Corp.	3,667	156,104
Westar Energy, Inc.	4,465	163,732
Wisconsin Energy Corp.	6,133	296,101
Xcel Energy, Inc.	21,383	728,091
		25,986,249
Total Common Stock
(Cost $593,252,275)		612,112,268

Other Investment Companies 0.5% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,894,160	1,894,160
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,199,444	1,199,444
Total Other Investment Companies
(Cost $3,093,604)		3,093,604

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $596,359,236 and the unrealized appreciation and depreciation were $29,807,900 and ($10,961,264), respectively, with a net unrealized appreciation of $18,846,636.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,193,146. Non-cash collateral pledged to the fund for securities on loan amounted to $79,332.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	2	210,600	(1,354)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant
    7

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$612,112,268	$—	$—	$612,112,268
Other Investment Companies[1]	3,093,604	—	—	3,093,604
Total	$615,205,872	$—	$—	$615,205,872
8

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($1,354)	$—	$—	($1,354)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG79044MAY15
    9

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	372,625,997	385,337,946
0.0%	Rights	14,969	14,969
1.7%	Other Investment Companies	6,742,054	6,742,054
101.5%	Total Investments	379,383,020	392,094,969
(1.5%)	Other Assets and Liabilities, Net		(5,822,266)
100.0%	Net Assets		386,272,703

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.0%
Cooper Tire & Rubber Co.	19,412	712,614
Drew Industries, Inc.	4,563	280,168
Gentex Corp.	37,682	647,377
Modine Manufacturing Co. *	17,864	199,898
Standard Motor Products, Inc.	4,568	160,657
Superior Industries International, Inc.	12,299	237,248
Tenneco, Inc. *	7,868	462,009
Thor Industries, Inc.	13,585	829,908
Tower International, Inc. *	6,352	174,743
		3,704,622
Banks 4.8%
Associated Banc-Corp.	29,425	558,192
Astoria Financial Corp.	24,600	322,506
BancorpSouth, Inc.	16,315	394,660
Bank of Hawaii Corp.	10,042	630,336
BankUnited, Inc.	13,456	451,987
BOK Financial Corp.	4,354	281,617
Capitol Federal Financial, Inc.	34,037	411,848
Cathay General Bancorp	8,795	265,785
City National Corp.	5,277	486,434
Commerce Bancshares, Inc.	14,309	638,324
Community Bank System, Inc.	5,093	179,834
Cullen/Frost Bankers, Inc.	6,821	500,730
CVB Financial Corp.	12,555	205,902
East West Bancorp, Inc.	12,300	527,670
EverBank Financial Corp.	11,562	213,203
F.N.B. Corp.	23,900	322,411
First Citizens BancShares, Inc., Class A	1,276	307,644
First Financial Bancorp	14,391	249,972
First Financial Bankshares, Inc. (d)	5,368	161,738
First Horizon National Corp.	34,940	515,714
First Niagara Financial Group, Inc.	69,557	619,753
First Republic Bank	9,432	571,107
Security	Number of Shares	Value ($)
FirstMerit Corp.	23,845	468,316
Fulton Financial Corp.	39,230	496,652
Glacier Bancorp, Inc.	9,859	277,432
Hancock Holding Co.	9,321	271,521
IBERIABANK Corp.	2,778	178,542
International Bancshares Corp.	11,049	288,379
MB Financial, Inc.	7,585	244,389
National Penn Bancshares, Inc.	17,697	189,358
NBT Bancorp, Inc.	7,840	193,021
Northwest Bancshares, Inc.	26,644	322,392
Old National Bancorp	14,820	201,700
Popular, Inc. *	26,988	876,840
Prosperity Bancshares, Inc.	5,055	270,796
Provident Financial Services, Inc.	10,598	192,672
Signature Bank *	1,766	246,622
Susquehanna Bancshares, Inc.	30,622	425,339
SVB Financial Group *	2,525	340,648
Synovus Financial Corp.	19,851	576,076
TCF Financial Corp.	37,695	593,319
Trustmark Corp.	14,375	342,844
UMB Financial Corp.	4,555	235,903
Umpqua Holdings Corp.	12,810	225,328
United Bankshares, Inc.	8,789	332,751
Valley National Bancorp	57,480	562,154
Washington Federal, Inc.	17,846	394,397
Webster Financial Corp.	11,857	449,262
Westamerica Bancorp	4,780	218,733
Wintrust Financial Corp.	4,270	213,927
		18,446,680
Capital Goods 11.5%
A.O. Smith Corp.	8,048	574,466
AAR Corp.	15,127	446,852
Actuant Corp., Class A	13,885	326,298
Acuity Brands, Inc.	4,777	843,093
Aegion Corp. *	10,616	189,177
Air Lease Corp.	4,877	183,522
Aircastle Ltd.	20,840	505,578
Albany International Corp., Class A	5,800	229,564
Allegion plc	14,585	910,687
Allison Transmission Holdings, Inc.	14,851	454,441
American Science & Engineering, Inc.	3,036	118,799
Apogee Enterprises, Inc.	6,067	325,980
Applied Industrial Technologies, Inc.	15,449	654,574
Astec Industries, Inc.	6,326	261,580
AZZ, Inc.	3,847	184,387
B/E Aerospace, Inc.	9,132	523,629
Barnes Group, Inc.	11,054	445,034
Beacon Roofing Supply, Inc. *	14,313	448,856
Briggs & Stratton Corp.	24,598	469,576
Carlisle Cos., Inc.	10,542	1,045,239
Chart Industries, Inc. *	5,130	166,520
Chicago Bridge & Iron Co. N.V. (d)	15,186	823,992
CIRCOR International, Inc.	3,079	164,172
CLARCOR, Inc.	7,901	486,781
    1

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Colfax Corp. *	3,613	182,059
Comfort Systems USA, Inc.	15,182	340,836
Crane Co.	9,055	548,099
Cubic Corp.	5,359	256,160
Curtiss-Wright Corp.	8,033	579,099
DigitalGlobe, Inc. *	6,108	183,240
Donaldson Co., Inc.	19,404	691,947
Dycom Industries, Inc. *	10,104	581,788
Encore Wire Corp.	9,403	410,723
EnerSys	9,351	623,151
Engility Holdings, Inc.	8,375	233,830
EnPro Industries, Inc.	3,060	185,069
ESCO Technologies, Inc.	5,819	217,049
Esterline Technologies Corp. *	4,294	464,482
Franklin Electric Co., Inc.	6,826	240,207
GATX Corp.	11,378	633,868
Generac Holdings, Inc. *	11,662	487,238
General Cable Corp.	49,573	936,434
Graco, Inc.	5,817	422,256
GrafTech International Ltd. *	71,603	363,027
Granite Construction, Inc.	16,612	595,540
Griffon Corp.	13,928	222,430
H&E Equipment Services, Inc.	9,683	211,380
HEICO Corp.	4,541	260,199
Hexcel Corp.	10,346	509,437
Hillenbrand, Inc.	11,641	357,612
Huntington Ingalls Industries, Inc.	5,896	731,045
Hyster-Yale Materials Handling, Inc.	2,581	183,148
IDEX Corp.	9,050	699,203
ITT Corp.	10,168	433,970
Kaman Corp.	6,820	288,895
Layne Christensen Co. *(d)	29,959	243,866
Lennox International, Inc.	9,422	1,060,917
Lindsay Corp. (d)	1,905	153,429
Masonite International Corp. *	5,328	363,476
MasTec, Inc. *	16,404	289,695
Meritor, Inc. *	16,900	241,839
Moog, Inc., Class A *	7,806	535,726
MSC Industrial Direct Co., Inc., Class A	8,788	609,624
Mueller Industries, Inc.	24,347	848,736
Mueller Water Products, Inc., Class A	27,899	257,229
MYR Group, Inc. *	6,404	189,558
Navistar International Corp. *	12,550	332,324
Nordson Corp.	7,128	576,726
Polypore International, Inc. *	5,095	305,241
Quanex Building Products Corp.	14,340	255,109
Raven Industries, Inc.	8,186	157,662
RBC Bearings, Inc. *	2,953	206,946
Regal Beloit Corp.	10,600	828,814
Rexnord Corp. *	7,867	201,553
Rush Enterprises, Inc., Class A *	8,084	214,792
Simpson Manufacturing Co., Inc.	8,856	300,396
Spirit AeroSystems Holdings, Inc., Class A *	18,593	1,014,992
Standex International Corp.	2,159	172,742
TAL International Group, Inc. *	7,554	274,135
Teledyne Technologies, Inc. *	5,321	539,177
Tennant Co.	3,319	211,619
Terex Corp.	29,717	734,901
The Babcock & Wilcox Co.	20,420	679,782
The Greenbrier Cos., Inc. (d)	3,808	229,356
The Manitowoc Co., Inc.	23,951	451,716
Security	Number of Shares	Value ($)
The Middleby Corp. *	3,066	333,274
The Toro Co.	11,096	758,855
Titan International, Inc.	17,929	190,944
TransDigm Group, Inc.	3,528	797,469
TriMas Corp. *	6,037	174,469
Triumph Group, Inc.	10,656	710,649
Tutor Perini Corp. *	22,739	476,609
Universal Forest Products, Inc.	11,345	628,059
Valmont Industries, Inc.	5,099	634,571
WABCO Holdings, Inc. *	6,846	865,471
Wabtec Corp.	7,300	732,190
Watsco, Inc.	6,101	768,238
Watts Water Technologies, Inc., Class A	6,563	348,692
Woodward, Inc.	11,362	578,780
		44,336,566
Commercial & Professional Services 5.2%
ABM Industries, Inc.	27,148	880,681
ACCO Brands Corp. *	29,210	214,694
Brady Corp., Class A	20,393	515,943
CEB, Inc.	3,311	280,077
Clean Harbors, Inc. *	8,373	471,735
Copart, Inc. *	23,640	817,944
Covanta Holding Corp.	29,643	655,110
Deluxe Corp.	10,329	659,300
Essendant, Inc.	20,412	792,802
FTI Consulting, Inc. *	19,124	751,573
G&K Services, Inc., Class A	6,275	437,242
Healthcare Services Group, Inc.	11,137	336,449
Herman Miller, Inc.	11,873	328,882
HNI Corp.	11,632	564,036
Huron Consulting Group, Inc. *	2,805	180,362
ICF International, Inc. *	5,800	207,524
IHS, Inc., Class A *	3,287	405,616
Insperity, Inc.	8,032	422,644
Interface, Inc.	13,067	281,333
KAR Auction Services, Inc.	16,571	617,435
Kelly Services, Inc., Class A	33,713	523,226
Kforce, Inc.	12,300	270,723
Kimball International, Inc., Class B	24,946	304,092
Knoll, Inc.	13,619	309,968
Korn/Ferry International	7,352	235,926
Matthews International Corp., Class A	7,148	354,898
McGrath RentCorp	6,310	192,076
Mobile Mini, Inc.	4,366	173,243
MSA Safety, Inc.	5,357	239,458
Navigant Consulting, Inc. *	16,315	222,047
On Assignment, Inc. *	4,653	174,441
Quad/Graphics, Inc.	25,110	513,499
Resources Connection, Inc.	16,912	265,349
Rollins, Inc.	10,633	263,911
Steelcase, Inc., Class A	38,541	662,905
Stericycle, Inc. *	5,390	740,047
Team, Inc. *	4,075	162,185
Tetra Tech, Inc.	17,751	464,366
The Brink's Co.	22,174	708,681
Towers Watson & Co., Class A	6,846	944,406
TrueBlue, Inc. *	13,336	379,809
UniFirst Corp.	3,275	374,365
Verisk Analytics, Inc., Class A *	11,554	838,589
Viad Corp.	11,114	298,300
2

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Waste Connections, Inc.	12,383	600,947
West Corp.	7,421	227,083
		20,265,922
Consumer Durables & Apparel 2.8%
Arctic Cat, Inc.	5,156	170,560
Brunswick Corp.	4,045	206,457
Callaway Golf Co.	22,339	210,880
Carter's, Inc.	7,330	756,603
Columbia Sportswear Co.	5,787	324,361
Crocs, Inc. *	20,840	313,434
Deckers Outdoor Corp. *	6,625	451,494
Ethan Allen Interiors, Inc.	8,285	207,953
G-III Apparel Group Ltd. *	5,656	321,600
Hanesbrands, Inc.	26,221	835,401
Helen of Troy Ltd. *	4,596	402,104
Iconix Brand Group, Inc. *	4,363	112,653
JAKKS Pacific, Inc. *(d)	28,889	221,868
KB Home	11,814	174,611
La-Z-Boy, Inc.	13,590	360,543
Lennar Corp., Class A	10,181	474,740
M.D.C Holdings, Inc.	10,981	307,029
Meritage Homes Corp. *	4,820	211,405
Michael Kors Holdings Ltd. *	6,113	284,254
Oxford Industries, Inc.	2,603	197,490
Polaris Industries, Inc.	5,902	844,281
PulteGroup, Inc.	26,683	511,780
Quiksilver, Inc. *	136,620	187,169
Skechers U.S.A., Inc., Class A *	5,600	592,872
Steven Madden Ltd. *	7,832	295,893
Sturm Ruger & Co., Inc. (d)	3,806	204,534
Tempur Sealy International, Inc. *	10,427	621,345
Toll Brothers, Inc. *	9,352	338,262
Under Armour, Inc., Class A *	5,527	433,372
Wolverine World Wide, Inc.	15,313	449,896
		11,024,844
Consumer Services 4.4%
Aramark	8,064	252,806
Bob Evans Farms, Inc.	13,572	623,362
Boyd Gaming Corp. *	27,874	398,877
Buffalo Wild Wings, Inc. *	1,362	207,936
Capella Education Co.	3,791	201,947
Career Education Corp. *	114,534	431,793
Choice Hotels International, Inc.	6,786	383,884
Churchill Downs, Inc.	1,797	224,050
Cracker Barrel Old Country Store, Inc.	3,123	440,593
DineEquity, Inc.	3,024	295,142
Domino's Pizza, Inc.	4,801	521,677
Dunkin' Brands Group, Inc.	7,800	416,208
Hilton Worldwide Holdings, Inc. *	7,178	207,875
Houghton Mifflin Harcourt Co. *	11,303	298,173
Hyatt Hotels Corp., Class A *	5,323	305,860
International Speedway Corp., Class A	9,050	336,931
ITT Educational Services, Inc. *(d)	74,853	327,108
Jack in the Box, Inc.	8,287	719,394
Life Time Fitness, Inc. *	6,914	497,117
Marriott Vacations Worldwide Corp.	4,974	439,105
Norwegian Cruise Line Holdings Ltd. *	6,120	333,907
Panera Bread Co., Class A *	3,624	659,568
Security	Number of Shares	Value ($)
Papa John's International, Inc.	6,576	451,837
Penn National Gaming, Inc. *	16,213	269,622
Pinnacle Entertainment, Inc. *	10,359	382,972
Red Robin Gourmet Burgers, Inc. *	4,267	355,825
Regis Corp. *	34,167	552,139
Restaurant Brands International, Inc. (d)	19,951	771,505
Ruby Tuesday, Inc. *	44,986	280,713
Scientific Games Corp., Class A *(d)	16,125	245,422
SeaWorld Entertainment, Inc.	34,283	740,513
Six Flags Entertainment Corp.	8,046	393,128
Sonic Corp.	7,163	215,893
Sotheby's	7,279	326,318
Steiner Leisure Ltd. *	4,836	237,254
Strayer Education, Inc. *	8,807	403,625
Texas Roadhouse, Inc.	14,598	511,222
The Cheesecake Factory, Inc.	14,417	743,485
The Wendy's Co.	80,073	900,020
Vail Resorts, Inc.	5,029	521,708
Weight Watchers International, Inc. *(d)	38,221	209,451
		17,035,965
Diversified Financials 3.4%
Affiliated Managers Group, Inc. *	2,522	564,071
BGC Partners, Inc., Class A	23,964	226,460
Cash America International, Inc.	15,463	415,645
CBOE Holdings, Inc.	8,329	487,413
Eaton Vance Corp.	20,419	829,011
Ezcorp, Inc., Class A *	27,926	221,732
Federated Investors, Inc., Class B	29,456	1,025,069
First Cash Financial Services, Inc. *	4,268	198,846
Greenhill & Co., Inc.	7,863	306,185
Intercontinental Exchange, Inc.	3,558	842,463
Investment Technology Group, Inc.	10,546	283,266
Janus Capital Group, Inc.	27,960	507,474
Lazard Ltd., Class A	8,056	447,591
LPL Financial Holdings, Inc.	14,337	611,330
MSCI, Inc.	7,831	485,914
Nelnet, Inc., Class A	4,780	196,506
PRA Group, Inc. *	3,416	193,892
Raymond James Financial, Inc.	12,344	717,433
Santander Consumer USA Holdings, Inc. *	24,166	592,067
SEI Investments Co.	19,763	945,462
SLM Corp. *	83,910	860,917
Stifel Financial Corp. *	4,780	254,583
TD Ameritrade Holding Corp.	24,130	896,429
Waddell & Reed Financial, Inc., Class A	13,196	630,505
World Acceptance Corp. *(d)	3,768	307,356
		13,047,620
Energy 5.1%
Alon USA Energy, Inc.	13,446	237,053
Atwood Oceanics, Inc.	12,612	388,071
Basic Energy Services, Inc. *	20,105	175,115
Bill Barrett Corp. *	30,906	272,900
Bristow Group, Inc.	6,750	391,500
C&J Energy Services Ltd. *	11,425	171,718
Cabot Oil & Gas Corp.	19,076	647,821
CARBO Ceramics, Inc. (d)	6,069	258,843
Cloud Peak Energy, Inc. *	44,770	258,323
    3

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Comstock Resources, Inc. (d)	16,002	56,647
Concho Resources, Inc. *	5,522	664,297
Continental Resources, Inc. *	3,357	152,945
CVR Energy, Inc.	4,995	193,606
Delek US Holdings, Inc.	25,658	971,412
Dril-Quip, Inc. *	4,414	333,610
Energy XXI Ltd. (d)	78,861	272,859
EXCO Resources, Inc. (d)	100,785	157,225
Exterran Holdings, Inc.	17,084	564,797
Forum Energy Technologies, Inc. *	9,111	188,962
Frontline Ltd. *(d)	326,916	843,443
Golar LNG Ltd.	4,140	196,691
Green Plains, Inc.	9,797	321,929
Gulfmark Offshore, Inc., Class A	5,150	69,164
Helix Energy Solutions Group, Inc. *	27,159	425,581
Hercules Offshore, Inc. *(d)	250,677	160,935
Hornbeck Offshore Services, Inc. *	8,713	193,864
ION Geophysical Corp. *	66,269	94,102
Key Energy Services, Inc. *	186,067	418,651
Matrix Service Co. *	9,084	153,247
McDermott International, Inc. *	188,378	1,028,544
Newpark Resources, Inc. *	25,167	213,416
Nordic American Tankers Ltd. (d)	23,011	297,072
North Atlantic Drilling Ltd. (d)	62,778	83,495
Parker Drilling Co. *	74,563	252,769
PBF Energy, Inc., Class A	8,660	232,261
PDC Energy, Inc. *	4,341	258,897
Penn Virginia Corp. *(d)	30,688	142,699
Pioneer Energy Services Corp. *	31,408	220,484
Range Resources Corp.	11,129	616,658
Rosetta Resources, Inc. *	10,042	234,581
Rowan Cos. plc, Class A	32,489	697,864
RPC, Inc.	13,949	201,702
SandRidge Energy, Inc. *(d)	218,294	266,319
SemGroup Corp., Class A	6,488	510,606
Ship Finance International Ltd.	17,753	290,261
SM Energy Co.	12,699	664,412
Stone Energy Corp. *	19,965	271,125
Superior Energy Services, Inc.	31,126	718,699
Swift Energy Co. *(d)	53,241	112,871
Targa Resources Corp.	4,878	448,532
Teekay Corp.	11,189	512,680
TETRA Technologies, Inc. *	40,459	254,487
Tidewater, Inc. (d)	21,042	516,371
Ultra Petroleum Corp. *(d)	14,113	196,312
Unit Corp. *	16,615	523,871
W&T Offshore, Inc. (d)	33,460	181,019
Whiting Petroleum Corp. *	17,472	576,401
		19,759,719
Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	10,127	495,008
PriceSmart, Inc.	2,854	232,715
Rite Aid Corp. *	76,089	663,496
Roundy's, Inc. *	69,841	243,745
SpartanNash Co.	20,183	630,921
The Andersons, Inc.	9,921	439,897
The Fresh Market, Inc. *	6,783	215,360
		2,921,142
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	7,595	234,989
Cal-Maine Foods, Inc. (d)	6,786	384,698
Darling Ingredients, Inc. *	23,154	363,518
Dean Foods Co.	20,345	374,755
Flowers Foods, Inc.	36,253	814,243
Fresh Del Monte Produce, Inc.	20,716	779,750
J&J Snack Foods Corp.	2,545	274,351
Keurig Green Mountain, Inc.	4,391	378,680
Lancaster Colony Corp.	4,525	403,811
Pilgrim's Pride Corp. (d)	6,856	175,377
Pinnacle Foods, Inc.	5,282	222,636
Post Holdings, Inc. *	9,385	405,995
Sanderson Farms, Inc. (d)	5,800	472,874
Seaboard Corp. *	104	356,720
Snyder's-Lance, Inc.	9,836	293,801
The Hain Celestial Group, Inc. *	6,282	397,462
The WhiteWave Foods Co. *	12,579	604,169
TreeHouse Foods, Inc. *	5,773	411,788
Universal Corp.	17,405	896,184
Vector Group Ltd.	14,111	311,994
		8,557,795
Health Care Equipment & Services 5.7%
Air Methods Corp. *	4,574	192,840
Alere, Inc. *	15,102	778,961
Align Technology, Inc. *	3,119	189,230
Allscripts Healthcare Solutions, Inc. *	30,874	434,397
Amedisys, Inc. *	17,943	556,592
Amsurg Corp. *	6,312	425,050
Analogic Corp.	2,805	237,331
BioScrip, Inc. *(d)	23,874	84,753
Brookdale Senior Living, Inc. *	15,108	569,420
Centene Corp. *	17,843	1,344,292
Cerner Corp. *	14,601	982,501
Chemed Corp.	5,705	708,504
CONMED Corp.	5,314	295,139
Edwards Lifesciences Corp. *	5,797	757,784
Envision Healthcare Holdings, Inc. *	6,155	227,427
Greatbatch, Inc. *	3,782	196,588
Haemonetics Corp. *	8,295	342,749
Hanger, Inc. *	8,036	184,748
HealthSouth Corp.	10,582	456,719
Healthways, Inc. *	12,200	184,952
Hill-Rom Holdings, Inc.	13,816	712,353
Hologic, Inc. *	23,682	847,105
IDEXX Laboratories, Inc. *	5,283	716,375
Integra LifeSciences Holdings Corp. *	3,563	239,327
Invacare Corp.	24,887	540,794
Kindred Healthcare, Inc.	38,489	881,783
Masimo Corp. *	9,806	344,191
MEDNAX, Inc. *	11,163	794,582
Molina Healthcare, Inc. *	9,913	721,072
Orthofix International N.V. *	5,568	182,463
PharMerica Corp. *	16,082	534,887
Quality Systems, Inc.	13,896	220,113
ResMed, Inc.	14,649	861,654
Select Medical Holdings Corp.	27,136	443,674
Sirona Dental Systems, Inc. *	4,383	432,690
STERIS Corp.	10,190	680,998
4

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Team Health Holdings, Inc. *	2,648	154,855
Teleflex, Inc.	6,151	791,880
The Cooper Cos., Inc.	3,569	648,737
The Ensign Group, Inc.	4,019	186,361
Thoratec Corp. *	7,106	322,541
Triple-S Management Corp., Class B *	16,595	398,280
VCA, Inc. *	11,617	609,428
West Pharmaceutical Services, Inc.	8,540	462,356
		21,878,476
Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(d)	12,319	173,328
Nu Skin Enterprises, Inc., Class A	13,943	705,516
Spectrum Brands Holdings, Inc.	3,065	296,232
WD-40 Co.	2,516	212,275
		1,387,351
Insurance 4.4%
Alleghany Corp. *	1,307	621,282
Allied World Assurance Co. Holdings AG	20,844	885,662
American Equity Investment Life Holding Co.	12,555	319,023
Argo Group International Holdings Ltd.	6,656	350,438
Arthur J. Gallagher & Co.	18,385	890,753
Aspen Insurance Holdings Ltd.	16,893	783,159
Assured Guaranty Ltd.	25,442	727,387
Brown & Brown, Inc.	16,110	521,803
CNO Financial Group, Inc.	48,755	877,590
Employers Holdings, Inc.	12,365	279,696
Endurance Specialty Holdings Ltd.	15,565	946,041
First American Financial Corp.	29,388	1,049,445
Horace Mann Educators Corp.	7,075	243,521
Infinity Property & Casualty Corp.	4,558	329,771
Kemper Corp.	20,605	737,453
Markel Corp. *	833	643,709
Mercury General Corp.	8,348	464,817
Montpelier Re Holdings Ltd.	7,418	282,403
Old Republic International Corp.	57,292	885,734
Primerica, Inc.	17,850	789,505
ProAssurance Corp.	11,227	507,236
RLI Corp.	10,333	502,907
Safety Insurance Group, Inc.	4,267	238,099
Selective Insurance Group, Inc.	10,379	281,375
StanCorp Financial Group, Inc.	9,672	717,856
Stewart Information Services Corp.	6,822	256,303
Symetra Financial Corp.	10,578	258,738
The Hanover Insurance Group, Inc.	10,370	738,137
Validus Holdings Ltd.	21,158	907,890
		17,037,733
Materials 5.8%
A. Schulman, Inc.	11,843	506,525
AK Steel Holding Corp. *	55,747	293,229
Axiall Corp.	11,101	418,619
Berry Plastics Group, Inc. *	10,835	362,647
Boise Cascade Co. *	6,078	215,404
Cabot Corp.	16,981	704,202
Calgon Carbon Corp.	8,374	173,844
Carpenter Technology Corp.	10,084	411,831
Century Aluminum Co. *	11,377	127,195
Security	Number of Shares	Value ($)
Chemtura Corp. *	25,888	718,651
Clearwater Paper Corp. *	4,580	274,846
Coeur Mining, Inc. *	64,159	349,667
Compass Minerals International, Inc.	5,787	498,608
Cytec Industries, Inc.	15,158	916,907
Eagle Materials, Inc.	2,827	235,998
Ferro Corp. *	21,903	332,269
Globe Specialty Metals, Inc.	8,895	171,940
Graphic Packaging Holding Co.	65,034	926,084
Greif, Inc., Class A	13,816	527,633
H.B. Fuller Co.	11,648	490,497
Hecla Mining Co.	78,314	243,557
Innophos Holdings, Inc.	6,777	353,149
Innospec, Inc.	5,780	247,846
Intrepid Potash, Inc. *	13,596	157,986
Kaiser Aluminum Corp.	6,055	491,242
KapStone Paper & Packaging Corp.	8,039	216,651
Koppers Holdings, Inc.	9,373	242,011
Kraton Performance Polymers, Inc. *	14,636	347,605
Louisiana-Pacific Corp. *	16,925	306,173
LSB Industries, Inc. *	5,100	216,903
Martin Marietta Materials, Inc.	6,107	910,004
Materion Corp.	8,054	299,528
Minerals Technologies, Inc.	6,339	426,678
Myers Industries, Inc.	9,593	165,863
NewMarket Corp.	1,508	694,298
Olin Corp.	23,872	698,017
OM Group, Inc.	11,403	302,636
P.H. Glatfelter Co.	15,588	366,162
PolyOne Corp.	11,090	431,290
Quaker Chemical Corp.	2,145	183,140
Resolute Forest Products, Inc. *	49,777	594,835
RTI International Metals, Inc. *	6,350	223,965
Schnitzer Steel Industries, Inc., Class A	37,758	676,246
Schweitzer-Mauduit International, Inc.	7,044	284,296
Sensient Technologies Corp.	10,149	687,087
Silgan Holdings, Inc.	11,560	628,170
Stepan Co.	7,563	389,192
Stillwater Mining Co. *	16,077	232,956
SunCoke Energy, Inc.	14,057	228,567
The Scotts Miracle-Gro Co., Class A	8,657	530,328
Tredegar Corp.	9,321	185,022
Tronox Ltd., Class A	13,631	229,819
W.R. Grace & Co. *	4,336	424,625
Walter Energy, Inc. (d)	608,039	287,663
Westlake Chemical Corp.	4,663	328,788
Worthington Industries, Inc.	13,355	363,390
		22,252,284
Media 2.2%
AMC Networks, Inc., Class A *	3,835	301,393
Central European Media Enterprises Ltd., Class A *	75,406	174,942
Cinemark Holdings, Inc.	22,207	900,050
Dex Media, Inc. *(d)	66,318	55,714
DreamWorks Animation SKG, Inc., Class A *(d)	18,355	494,667
John Wiley & Sons, Inc., Class A	8,578	497,695
Liberty Media Corp., Class A *	11,321	433,764
Liberty Media Corp., Class C *	11,805	448,118
Lions Gate Entertainment Corp.	8,862	293,244
    5

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Live Nation Entertainment, Inc. *	20,125	575,575
Loral Space & Communications, Inc. *	5,878	392,592
Meredith Corp.	10,614	560,419
Morningstar, Inc.	2,483	191,936
National CineMedia, Inc.	17,129	272,865
Regal Entertainment Group, Class A (d)	27,381	573,906
Scholastic Corp.	15,170	674,306
Sinclair Broadcast Group, Inc., Class A	10,090	303,104
Sirius XM Holdings, Inc. *	127,277	491,289
The Madison Square Garden Co., Class A *	4,278	365,469
The New York Times Co., Class A	31,410	436,599
		8,437,647
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alexion Pharmaceuticals, Inc. *	1,862	305,070
Bio-Rad Laboratories, Inc., Class A *	4,044	583,832
Bio-Techne Corp.	4,269	432,236
Bruker Corp. *	10,963	217,506
Charles River Laboratories International, Inc. *	11,631	841,387
Illumina, Inc. *	2,339	482,021
Impax Laboratories, Inc. *	9,637	453,035
Mallinckrodt plc *	8,802	1,139,331
Myriad Genetics, Inc. *(d)	8,565	290,782
PAREXEL International Corp. *	5,577	370,703
PDL BioPharma, Inc.	48,462	323,726
PerkinElmer, Inc.	14,448	761,843
Perrigo Co., plc	5,847	1,112,684
QIAGEN N.V. *	22,173	544,680
Quintiles Transnational Holdings, Inc. *	2,863	199,580
United Therapeutics Corp. *	2,359	433,396
		8,491,812
Real Estate 8.9%
AG Mortgage Investment Trust, Inc.	10,632	200,307
Alexandria Real Estate Equities, Inc.	6,619	613,780
American Campus Communities, Inc.	9,354	364,900
American Capital Mortgage Investment Corp.	18,624	325,361
Anworth Mortgage Asset Corp.	55,481	288,501
Ashford Hospitality Trust, Inc.	18,125	155,875
BioMed Realty Trust, Inc.	21,095	430,127
Brandywine Realty Trust	31,414	442,309
Camden Property Trust	9,305	697,689
Capstead Mortgage Corp.	27,149	321,173
CBL & Associates Properties, Inc.	30,933	545,967
CBRE Group, Inc., Class A *	20,144	770,307
Chimera Investment Corp.	24,668	355,959
Columbia Property Trust, Inc.	24,490	636,740
Corporate Office Properties Trust	17,335	444,989
Corrections Corp. of America	25,167	884,872
Cousins Properties, Inc.	13,820	133,363
CYS Investments, Inc.	37,907	339,268
DCT Industrial Trust, Inc.	8,851	289,516
DDR Corp.	26,747	452,559
DiamondRock Hospitality Co.	25,108	330,672
Digital Realty Trust, Inc.	13,843	914,192
Douglas Emmett, Inc.	15,360	451,277
Duke Realty Corp.	41,505	811,838
Security	Number of Shares	Value ($)
EastGroup Properties, Inc.	3,269	181,854
EPR Properties	7,035	405,708
Equity Commonwealth *	25,110	646,582
Equity LifeStyle Properties, Inc.	5,290	289,839
Equity One, Inc.	6,345	157,229
Essex Property Trust, Inc.	2,617	582,597
Extra Space Storage, Inc.	5,036	352,671
Federal Realty Investment Trust	5,599	752,897
Franklin Street Properties Corp.	15,994	185,690
Government Properties Income Trust	8,115	158,405
Hatteras Financial Corp.	21,660	389,014
Healthcare Realty Trust, Inc.	11,855	282,386
Healthcare Trust of America, Inc., Class A	6,923	171,621
Hersha Hospitality Trust	26,927	171,256
Highwoods Properties, Inc.	11,798	494,926
Home Properties, Inc.	7,071	525,517
Inland Real Estate Corp.	16,882	171,183
Invesco Mortgage Capital, Inc.	24,805	393,655
Investors Real Estate Trust	21,715	157,217
iStar Financial, Inc. *	22,684	322,340
Jones Lang LaSalle, Inc.	5,921	1,025,695
Kilroy Realty Corp.	5,563	384,236
Lamar Advertising Co., Class A	8,684	526,424
LaSalle Hotel Properties	8,790	320,483
Lexington Realty Trust	32,630	299,543
Liberty Property Trust	23,489	820,706
Mack-Cali Realty Corp.	35,701	603,347
Medical Properties Trust, Inc.	13,348	180,999
MFA Financial, Inc.	72,090	572,395
Mid-America Apartment Communities, Inc.	5,281	403,416
National Retail Properties, Inc.	9,789	367,185
NorthStar Realty Finance Corp.	13,362	242,387
Omega Healthcare Investors, Inc.	9,397	338,574
Pennsylvania Real Estate Investment Trust	12,560	280,339
PennyMac Mortgage Investment Trust	10,597	194,667
Piedmont Office Realty Trust, Inc., Class A	42,757	734,993
Post Properties, Inc.	4,060	230,649
Potlatch Corp.	7,854	284,943
PS Business Parks, Inc.	2,310	168,861
Realty Income Corp.	11,119	506,693
Redwood Trust, Inc.	17,335	279,267
Regency Centers Corp.	10,085	636,767
Retail Properties of America, Inc., Class A	31,487	472,305
RLJ Lodging Trust	10,793	326,272
Ryman Hospitality Properties, Inc.	4,333	238,792
Sabra Health Care REIT, Inc.	9,799	259,673
Senior Housing Properties Trust	23,893	478,099
SL Green Realty Corp.	5,301	629,017
Sovran Self Storage, Inc.	2,643	241,068
Starwood Property Trust, Inc.	12,603	301,086
Sun Communities, Inc.	4,074	257,110
Sunstone Hotel Investors, Inc.	14,684	224,078
Tanger Factory Outlet Centers, Inc.	8,115	272,907
Taubman Centers, Inc.	5,800	429,374
The Geo Group, Inc.	10,410	394,851
Two Harbors Investment Corp.	23,271	248,767
UDR, Inc.	26,007	846,788
6

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Washington Real Estate Investment Trust	14,307	358,390
Weingarten Realty Investors	17,361	585,587
WP Carey, Inc.	5,072	323,036
		34,283,897
Retailing 5.9%
Aeropostale, Inc. *	206,824	390,897
ANN, Inc. *	16,582	775,209
Asbury Automotive Group, Inc. *	5,793	493,100
Ascena Retail Group, Inc. *	39,304	580,913
Barnes & Noble, Inc. *	21,983	517,040
Burlington Stores, Inc. *	9,156	483,162
Cabela's, Inc. *	5,313	270,963
Caleres, Inc.	14,432	446,382
Chico's FAS, Inc.	55,494	921,755
DSW, Inc., Class A	18,403	637,664
Express, Inc. *	32,178	567,620
Five Below, Inc. *	4,916	163,457
Fred's, Inc., Class A	32,725	573,342
Genesco, Inc. *	7,307	483,650
GNC Holdings, Inc., Class A	16,944	754,686
Group 1 Automotive, Inc.	10,075	829,273
hhgregg, Inc. *(d)	26,196	100,855
Hibbett Sports, Inc. *	5,588	260,121
HSN, Inc.	7,095	476,146
Lithia Motors, Inc., Class A	3,825	407,171
LKQ Corp. *	28,911	825,987
Lumber Liquidators Holdings, Inc. *(d)	3,672	74,909
Monro Muffler Brake, Inc.	4,270	251,973
Netflix, Inc. *	1,618	1,009,729
Nutrisystem, Inc.	15,112	343,949
Office Depot, Inc. *	133,172	1,234,505
Outerwall, Inc. (d)	7,473	572,880
Penske Automotive Group, Inc.	13,320	687,445
Pier 1 Imports, Inc.	29,179	370,865
Pool Corp.	7,545	500,083
Sally Beauty Holdings, Inc. *	14,392	449,174
Sears Hometown & Outlet Stores, Inc. *	26,382	185,993
Select Comfort Corp. *	7,680	239,232
Sonic Automotive, Inc., Class A	22,112	514,104
Stage Stores, Inc.	21,918	354,852
Stein Mart, Inc.	13,186	140,035
The Bon-Ton Stores, Inc. (d)	21,966	128,501
The Buckle, Inc. (d)	9,844	419,158
The Cato Corp., Class A	10,059	375,100
The Children's Place, Inc.	11,868	776,167
The Finish Line, Inc., Class A	18,877	494,011
The Men's Wearhouse, Inc.	17,160	995,452
The Pep Boys-Manny, Moe & Jack *	34,243	346,882
TripAdvisor, Inc. *	2,331	177,762
Tuesday Morning Corp. *	11,805	151,340
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,777	729,066
Vitamin Shoppe, Inc. *	5,830	231,451
		22,714,011
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	8,837	252,031
Advanced Micro Devices, Inc. *(d)	194,816	444,181
Amkor Technology, Inc. *	33,140	224,026
Security	Number of Shares	Value ($)
Atmel Corp.	95,407	846,260
Brooks Automation, Inc.	19,903	223,710
Cabot Microelectronics Corp. *	8,150	376,367
Cirrus Logic, Inc. *	13,324	502,981
Cree, Inc. *	10,665	322,936
Cypress Semiconductor Corp. *	79,908	1,097,137
Diodes, Inc. *	7,104	188,114
Entegris, Inc. *	22,137	308,368
Fairchild Semiconductor International, Inc. *	34,968	696,563
First Solar, Inc. *	13,168	654,581
Freescale Semiconductor Ltd. *	8,854	399,492
Integrated Device Technology, Inc. *	16,645	393,737
Intersil Corp., Class A	34,460	465,210
Micrel, Inc.	11,875	165,300
Microsemi Corp. *	8,841	321,724
MKS Instruments, Inc.	10,858	409,455
OmniVision Technologies, Inc. *	9,939	267,955
ON Semiconductor Corp. *	70,328	932,549
Photronics, Inc. *	24,155	243,724
PMC-Sierra, Inc. *	35,435	321,750
Power Integrations, Inc.	3,063	155,478
Qorvo, Inc. *	10,420	856,003
Silicon Laboratories, Inc. *	10,875	602,910
Skyworks Solutions, Inc.	9,060	990,802
SunEdison, Inc. *	24,191	725,004
Synaptics, Inc. *	4,044	402,944
Teradyne, Inc.	28,911	611,468
Tessera Technologies, Inc.	6,092	234,847
Veeco Instruments, Inc. *	8,534	258,410
		14,896,017
Software & Services 6.0%
ACI Worldwide, Inc. *	8,850	210,719
Acxiom Corp. *	23,495	389,312
Akamai Technologies, Inc. *	14,098	1,075,254
ANSYS, Inc. *	4,829	429,781
Cadence Design Systems, Inc. *	11,605	229,663
Cimpress N.V. *	7,052	580,521
Convergys Corp.	43,465	1,079,236
CSG Systems International, Inc.	8,178	255,072
DST Systems, Inc.	8,805	1,042,512
EarthLink Holdings Corp.	126,822	880,145
Equinix, Inc.	2,670	715,747
Euronet Worldwide, Inc. *	5,545	331,591
FactSet Research Systems, Inc.	3,894	643,172
Fair Isaac Corp.	6,788	595,443
FleetCor Technologies, Inc. *	1,790	272,331
Gartner, Inc. *	6,077	531,616
Genpact Ltd. *	27,897	627,404
Global Cash Access Holdings, Inc. *	23,390	180,805
Global Payments, Inc.	10,050	1,049,019
Heartland Payment Systems, Inc.	6,844	365,812
Informatica Corp. *	7,544	365,130
j2 Global, Inc.	4,654	309,072
Jack Henry & Associates, Inc.	9,054	589,234
Manhattan Associates, Inc. *	6,784	372,102
ManTech International Corp., Class A	15,392	438,364
MAXIMUS, Inc.	8,907	582,251
Mentor Graphics Corp.	10,316	269,351
Monster Worldwide, Inc. *	82,841	502,845
    7

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NeuStar, Inc., Class A *(d)	21,398	584,593
Nuance Communications, Inc. *	21,898	369,419
Progress Software Corp. *	14,307	376,703
PTC, Inc. *	9,311	384,265
Rackspace Hosting, Inc. *	7,813	313,223
Red Hat, Inc. *	7,310	564,844
Rovi Corp. *	12,370	207,321
salesforce.com, Inc. *	7,821	568,978
Solera Holdings, Inc.	5,886	290,356
Sykes Enterprises, Inc. *	13,349	323,446
Synopsys, Inc. *	14,310	713,926
Take-Two Interactive Software, Inc. *	13,598	372,177
TeleTech Holdings, Inc.	7,585	192,811
Unisys Corp. *	19,715	404,946
Vantiv, Inc., Class A *	6,930	277,200
VeriFone Systems, Inc. *	8,560	326,735
VeriSign, Inc. *	15,090	953,537
VMware, Inc., Class A *	2,550	222,666
WebMD Health Corp. *	7,878	361,600
WEX, Inc. *	2,536	287,557
		23,009,807
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	16,064	276,622
ARRIS Group, Inc. *	15,383	507,793
Belden, Inc.	5,821	491,409
Benchmark Electronics, Inc. *	30,143	700,523
Brocade Communications Systems, Inc.	73,874	913,452
CDW Corp.	7,371	273,464
Checkpoint Systems, Inc.	16,335	159,593
Cognex Corp. *	5,041	254,419
Coherent, Inc. *	5,848	363,980
CommScope Holding Co., Inc. *	9,867	307,554
Comtech Telecommunications Corp.	11,883	356,965
Diebold, Inc.	21,336	729,264
Dolby Laboratories, Inc., Class A	9,122	357,126
EchoStar Corp., Class A *	6,356	318,436
Electronics For Imaging, Inc. *	6,565	283,805
F5 Networks, Inc. *	6,632	833,576
Fabrinet *	9,861	179,273
FEI Co.	3,068	250,349
Finisar Corp. *	13,642	298,760
FLIR Systems, Inc.	26,611	812,966
Insight Enterprises, Inc. *	28,953	849,191
InterDigital, Inc.	8,540	500,700
Itron, Inc. *	14,085	505,511
JDS Uniphase Corp. *	33,952	435,265
Knowles Corp. *(d)	12,894	249,499
Littelfuse, Inc.	2,550	246,585
MTS Systems Corp.	3,056	207,930
National Instruments Corp.	12,300	367,893
NCR Corp. *	26,460	795,123
NETGEAR, Inc. *	9,297	288,114
OSI Systems, Inc. *	2,777	200,610
Plantronics, Inc.	7,059	389,445
Plexus Corp. *	14,814	673,741
Polycom, Inc. *	43,268	582,820
QLogic Corp. *	57,580	893,642
Rofin-Sinar Technologies, Inc. *	10,366	294,913
Sanmina Corp. *	34,517	747,638
ScanSource, Inc. *	12,635	491,502
Security	Number of Shares	Value ($)
Trimble Navigation Ltd. *	16,375	383,830
TTM Technologies, Inc. *	23,473	231,913
ViaSat, Inc. *	3,298	207,741
Zebra Technologies Corp., Class A *	8,340	914,398
		19,127,333
Telecommunication Services 1.1%
Cincinnati Bell, Inc. *	114,465	418,942
Consolidated Communications Holdings, Inc.	12,072	250,132
Inteliquent, Inc.	11,853	208,968
Intelsat S.A. *(d)	19,416	207,557
Level 3 Communications, Inc. *	21,102	1,170,739
NTELOS Holdings Corp.	20,984	181,512
SBA Communications Corp., Class A *	5,296	592,146
Spok Holdings, Inc.	17,196	298,350
T-Mobile US, Inc. *	15,578	605,673
Vonage Holdings Corp. *	61,258	285,462
		4,219,481
Transportation 3.7%
Alaska Air Group, Inc.	15,222	983,950
Allegiant Travel Co.	1,688	265,809
AMERCO	809	266,161
American Airlines Group, Inc.	17,349	735,077
ArcBest Corp.	8,604	294,171
Atlas Air Worldwide Holdings, Inc. *	9,082	494,787
Con-way, Inc.	17,173	694,991
Copa Holdings S.A., Class A (d)	4,543	387,473
Delta Air Lines, Inc.	14,948	641,568
Forward Air Corp.	5,119	265,523
Genesee & Wyoming, Inc., Class A *	2,360	194,322
Hawaiian Holdings, Inc. *	9,931	240,529
Heartland Express, Inc.	11,577	246,011
Hub Group, Inc., Class A *	11,611	492,539
JetBlue Airways Corp. *	51,760	1,043,482
Kirby Corp. *	5,906	453,049
Knight Transportation, Inc.	11,932	341,255
Landstar System, Inc.	9,836	643,275
Matson, Inc.	9,149	368,522
Navios Maritime Holdings, Inc.	48,817	166,954
Old Dominion Freight Line, Inc. *	5,085	345,831
Republic Airways Holdings, Inc. *	37,196	389,070
Saia, Inc. *	4,827	197,617
SkyWest, Inc.	68,928	1,020,135
Southwest Airlines Co.	20,597	763,119
Spirit Airlines, Inc. *	4,032	256,314
Swift Transportation Co. *	11,855	275,866
United Continental Holdings, Inc. *	11,842	646,455
UTi Worldwide, Inc. *	57,370	551,899
Werner Enterprises, Inc.	19,110	525,907
		14,191,661
Utilities 3.7%
ALLETE, Inc.	8,562	431,097
American States Water Co.	5,818	223,586
Aqua America, Inc.	22,088	581,356
Atlantic Power Corp. (d)	100,164	295,484
Avista Corp.	17,159	549,088
Black Hills Corp.	9,575	457,493
8

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
California Water Service Group	9,560	228,388
Cleco Corp.	11,438	620,511
Dynegy, Inc. *	13,114	424,107
El Paso Electric Co.	11,557	420,328
Hawaiian Electric Industries, Inc.	28,555	872,070
IDACORP, Inc.	9,390	558,423
ITC Holdings Corp.	14,340	506,058
MGE Energy, Inc.	7,290	282,342
New Jersey Resources Corp.	20,902	628,523
Northwest Natural Gas Co.	8,813	393,941
NorthWestern Corp.	9,817	510,680
Otter Tail Corp.	11,090	299,652
Piedmont Natural Gas Co., Inc.	18,109	675,285
PNM Resources, Inc.	22,651	602,290
Portland General Electric Co.	23,134	808,765
Questar Corp.	28,699	651,467
South Jersey Industries, Inc.	11,130	293,721
Southwest Gas Corp.	12,391	674,814
The Empire District Electric Co.	13,320	310,889
The Laclede Group, Inc.	8,376	448,200
UIL Holdings Corp.	12,810	649,339
WGL Holdings, Inc.	15,844	911,664
		14,309,561
Total Common Stock
(Cost $372,625,997)		385,337,946

Rights 0.0% of net assets
Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	5,940	14,969
Total Rights
(Cost $14,969)		14,969

Other Investment Companies 1.7% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	303,157	303,157
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	6,438,897	6,438,897
Total Other Investment Companies
(Cost $6,742,054)		6,742,054

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $379,414,367 and the unrealized appreciation and depreciation were $24,436,926 and ($11,756,324), respectively, with a net unrealized appreciation of $12,680,602.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $6,099,120. Non-cash collateral pledged to the fund for securities on loan amounted to $94,915.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/19/15	4	497,720	892

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
    9

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
10

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$385,337,946	$—	$—	$385,337,946
Rights [1]	—	—	14,969	14,969
Other Investment Companies[1]	6,742,054	—	—	6,742,054
Total	$392,080,000	$—	$14,969	$392,094,969
Other Financial Instruments
Futures Contracts[2]	$892	$—	$—	$892
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Rights	$14,969	$—	$—	$—	$—	$—	$—	$14,969
Total	$14,969	$—	$—	$—	$—	$—	$—	$14,969
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG79045MAY15
    11

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	598,898,257	602,867,391
0.5%	Preferred Stock	2,881,558	2,865,572
0.7%	Other Investment Companies	4,153,001	4,153,001
99.9%	Total Investments	605,932,816	609,885,964
0.1%	Other Assets and Liabilities, Net		632,161
100.0%	Net Assets		610,518,125

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets
Australia 5.1%
Banks 1.5%
Australia & New Zealand Banking Group Ltd.	79,043	2,008,110
Commonwealth Bank of Australia	40,929	2,665,793
National Australia Bank Ltd.	81,730	2,147,067
Westpac Banking Corp.	85,126	2,186,760
		9,007,730
Capital Goods 0.1%
CIMIC Group Ltd.	9,546	177,121
UGL Ltd. (d)	66,507	118,106
		295,227
Commercial & Professional Services 0.1%
Brambles Ltd.	40,926	358,379
Downer EDI Ltd.	42,846	168,902
		527,281
Consumer Services 0.1%
Crown Resorts Ltd.	15,343	153,733
Tabcorp Holdings Ltd.	77,065	296,717
Tatts Group Ltd.	90,393	287,836
		738,286
Diversified Financials 0.1%
Macquarie Group Ltd.	9,330	583,830
Energy 0.3%
Caltex Australia Ltd.	12,697	327,527
Origin Energy Ltd.	47,299	481,889
Santos Ltd.	43,353	273,773
Woodside Petroleum Ltd.	18,275	512,402
WorleyParsons Ltd.	23,764	198,091
		1,793,682
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.6%
Metcash Ltd. (d)	187,420	197,976
Wesfarmers Ltd.	66,865	2,234,598
Woolworths Ltd.	65,825	1,410,801
		3,843,375
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	29,541	228,157
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	15,540	238,854
Insurance 0.4%
AMP Ltd.	93,240	475,328
Insurance Australia Group Ltd.	58,830	254,878
QBE Insurance Group Ltd.	79,709	893,844
Suncorp Group Ltd.	81,046	839,356
		2,463,406
Materials 1.1%
Amcor Ltd.	36,039	399,998
Arrium Ltd.	1,166,406	156,244
BHP Billiton Ltd.	167,658	3,797,398
BlueScope Steel Ltd.	75,749	203,517
Boral Ltd.	46,176	221,262
Incitec Pivot Ltd.	96,570	294,939
Newcrest Mining Ltd. *	41,522	449,094
Orica Ltd.	23,332	390,944
Rio Tinto Ltd.	22,677	1,010,242
		6,923,638
Media 0.0%
Fairfax Media Ltd.	209,239	164,967
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	8,015	573,630
Real Estate 0.2%
Lend Lease Group	27,750	353,879
Mirvac Group	115,218	177,269
Stockland	92,574	307,536
Westfield Corp.	75,702	560,918
		1,399,602
Software & Services 0.0%
Computershare Ltd.	11,544	113,812
Telecommunication Services 0.2%
Telstra Corp., Ltd.	208,706	993,670
Transportation 0.2%
Asciano Ltd.	44,400	229,745
Aurizon Holdings Ltd.	42,448	173,506
Qantas Airways Ltd. *	135,327	364,623
Transurban Group	18,426	143,440
		911,314
Utilities 0.1%
AGL Energy Ltd.	26,975	335,117
		31,135,578
    1

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	28,484	824,900
Raiffeisen Bank International AG	12,103	185,768
		1,010,668
Capital Goods 0.0%
ANDRITZ AG	2,733	168,663
Energy 0.1%
OMV AG	23,851	675,953
Materials 0.1%
voestalpine AG	10,656	442,424
Telecommunication Services 0.0%
Telekom Austria AG	25,551	181,075
		2,478,783
Belgium 0.9%
Banks 0.1%
KBC Groep N.V.	5,801	388,274
Food & Staples Retailing 0.2%
Colruyt S.A.	3,608	162,003
Delhaize Group S.A.	14,263	1,270,683
		1,432,686
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	15,612	1,873,371
Insurance 0.1%
Ageas	14,481	541,380
Materials 0.1%
NV Bekaert S.A.	5,994	173,751
Solvay S.A.	2,442	337,338
Umicore S.A.	8,880	435,425
		946,514
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	2,474	176,575
Telecommunication Services 0.1%
Belgacom S.A.	10,685	370,471
		5,729,271
Canada 6.2%
Automobiles & Components 0.2%
Magna International, Inc. (d)	20,440	1,170,316
Banks 1.4%
Bank of Montreal	18,725	1,138,726
Canadian Imperial Bank of Commerce	11,838	900,001
National Bank of Canada	9,102	353,725
Royal Bank of Canada	37,518	2,376,566
The Bank of Nova Scotia	31,412	1,645,780
The Toronto-Dominion Bank	42,536	1,845,243
		8,260,041
Capital Goods 0.1%
Bombardier, Inc., B Shares	74,592	154,174
Finning International, Inc.	9,990	199,120
SNC-Lavalin Group, Inc.	5,157	185,747
		539,041
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
IGM Financial, Inc.	4,785	161,385
Onex Corp.	4,440	249,806
		411,191
Energy 1.6%
ARC Resources Ltd. (d)	10,479	191,237
Baytex Energy Corp. (d)	7,906	134,020
Bonavista Energy Corp. (d)	20,752	131,004
Cameco Corp.	12,255	183,003
Canadian Natural Resources Ltd.	36,049	1,108,400
Canadian Oil Sands Ltd.	51,519	449,050
Cenovus Energy, Inc.	43,341	712,483
Crescent Point Energy Corp. (d)	10,443	235,757
Enbridge, Inc.	15,318	729,914
Encana Corp.	65,990	833,168
Enerplus Corp. (d)	18,088	174,178
Husky Energy, Inc.	21,119	413,498
Imperial Oil Ltd.	11,544	451,125
Inter Pipeline Ltd.	5,634	139,648
Pacific Rubiales Energy Corp. (d)	33,020	159,512
Pembina Pipeline Corp.	5,369	172,436
Pengrowth Energy Corp.	63,975	170,668
Penn West Petroleum Ltd.	190,343	373,595
Suncor Energy, Inc.	64,874	1,889,181
TransCanada Corp.	24,420	1,054,467
Vermilion Energy, Inc.	2,798	119,631
		9,825,975
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	14,277	554,267
Empire Co., Ltd., A Shares	4,678	333,840
George Weston Ltd.	3,330	269,628
Loblaw Cos. Ltd.	9,562	484,516
Metro, Inc.	18,536	510,380
		2,152,631
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	8,490	230,096
Insurance 0.5%
Fairfax Financial Holdings Ltd.	497	249,402
Great-West Lifeco, Inc.	7,104	205,053
Intact Financial Corp.	3,108	222,073
Manulife Financial Corp.	43,336	792,598
Power Corp. of Canada	21,090	543,871
Power Financial Corp.	9,324	268,161
Sun Life Financial, Inc.	16,872	536,606
		2,817,764
Materials 0.7%
Agrium, Inc.	6,663	689,600
Barrick Gold Corp.	90,410	1,066,161
First Quantum Minerals Ltd.	14,218	183,157
Goldcorp, Inc.	22,878	404,684
Kinross Gold Corp. *	105,327	248,076
Potash Corp. of Saskatchewan, Inc.	33,038	1,035,936
Teck Resources Ltd., Class B	38,441	445,617
Yamana Gold, Inc.	38,750	138,764
		4,211,995
2

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Quebecor, Inc., Class B	4,884	124,658
Shaw Communications, Inc., B Shares	13,542	297,799
Yellow Pages Ltd. *	18,045	278,138
		700,595
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	1,687	400,636
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	26,339	928,011
Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	3,339	344,934
RONA, Inc.	22,200	277,622
		622,556
Software & Services 0.0%
CGI Group, Inc., Class A *	4,525	190,969
Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	91,994	899,857
Celestica, Inc. *	17,407	221,867
		1,121,724
Telecommunication Services 0.3%
BCE, Inc.	18,489	807,250
Rogers Communications, Inc., B Shares	15,826	542,515
TELUS Corp.	9,989	338,822
		1,688,587
Transportation 0.2%
Canadian National Railway Co.	17,357	1,025,777
Canadian Pacific Railway Ltd.	1,998	328,003
		1,353,780
Utilities 0.2%
Atco Ltd., Class I	3,330	116,073
Canadian Utilities Ltd., Class A	5,106	151,063
Emera, Inc.	3,996	132,053
Fortis, Inc.	9,768	297,207
TransAlta Corp. (d)	27,571	238,548
		934,944
		37,560,852
Denmark 0.9%
Banks 0.1%
Danske Bank A/S	22,200	650,206
Capital Goods 0.1%
FLSmidth & Co. A/S (d)	3,108	154,197
Vestas Wind Systems A/S	5,355	272,916
		427,113
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	4,557	418,218
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	27,807	1,549,987
Telecommunication Services 0.1%
TDC A/S	69,941	522,140
Security	Number of Shares	Value ($)
Transportation 0.3%
AP Moller - Maersk A/S, A Shares	276	518,359
AP Moller - Maersk A/S, B Shares	468	900,966
DSV A/S	5,368	186,330
		1,605,655
		5,173,319
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	4,670	150,424
Capital Goods 0.1%
Kone Oyj, B Shares	5,328	222,965
Metso Oyj	9,990	287,176
Wartsila Oyj Abp	5,550	247,527
YIT Oyj (d)	15,585	112,259
		869,927
Energy 0.1%
Neste Oil Oyj	13,986	353,592
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	12,432	464,096
Insurance 0.1%
Sampo Oyj, A Shares	10,434	490,518
Materials 0.2%
Stora Enso Oyj, R Shares	52,614	549,434
UPM-Kymmene Oyj	41,968	751,370
		1,300,804
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	5,772	192,375
Technology Hardware & Equipment 0.3%
Nokia Oyj	243,382	1,773,099
Telecommunication Services 0.0%
Elisa Oyj	5,812	178,097
Utilities 0.1%
Fortum Oyj	21,424	406,816
		6,179,748
France 10.4%
Automobiles & Components 0.6%
Faurecia (d)	3,552	159,527
Peugeot S.A. *	72,387	1,507,869
Renault S.A.	13,098	1,357,451
Valeo S.A. (d)	2,467	393,128
		3,417,975
Banks 0.9%
BNP Paribas S.A.	52,886	3,184,929
Credit Agricole S.A.	40,651	605,899
Societe Generale S.A. (d)	36,227	1,688,986
		5,479,814
Capital Goods 1.6%
Airbus Group N.V.	10,954	744,584
Alstom S.A. *	14,652	457,896
Bouygues S.A. (d)	23,368	918,460
Compagnie de Saint-Gobain (d)	49,086	2,283,390
Eiffage S.A.	3,777	220,131
Legrand S.A.	7,781	437,113
Nexans S.A. *	4,440	175,606
    3

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rexel S.A.	24,316	445,203
Safran S.A.	6,891	486,614
Schneider Electric SE	19,314	1,456,411
Thales S.A.	3,552	220,570
Vallourec S.A.	14,072	347,281
Vinci S.A.	30,058	1,782,158
		9,975,417
Commercial & Professional Services 0.0%
Teleperformance	2,007	147,557
Consumer Durables & Apparel 0.3%
Christian Dior SE	1,776	355,933
Kering	2,886	506,093
LVMH Moet Hennessy Louis Vuitton SE	7,182	1,276,767
		2,138,793
Consumer Services 0.1%
Accor S.A.	7,835	428,593
Sodexo S.A.	3,201	329,570
		758,163
Diversified Financials 0.0%
Wendel S.A.	1,110	141,227
Energy 1.6%
CGG S.A. *(d)	27,384	183,948
Technip S.A.	5,398	355,619
Total S.A.	188,201	9,486,218
		10,025,785
Food & Staples Retailing 0.4%
Carrefour S.A.	60,384	2,045,974
Casino Guichard Perrachon S.A.	4,563	357,589
Rallye S.A.	5,550	177,675
		2,581,238
Food, Beverage & Tobacco 0.3%
Danone S.A.	20,291	1,391,045
Pernod-Ricard S.A.	5,354	660,653
		2,051,698
Health Care Equipment & Services 0.1%
Essilor International S.A.	3,552	432,844
Household & Personal Products 0.2%
L'Oreal S.A.	4,884	920,719
Insurance 0.5%
AXA S.A.	95,460	2,398,230
CNP Assurances	8,436	139,241
SCOR SE	7,104	243,000
		2,780,471
Materials 0.4%
Air Liquide S.A.	10,704	1,376,555
Arkema S.A.	4,090	303,258
Lafarge S.A.	12,432	876,125
		2,555,938
Media 0.6%
Eutelsat Communications S.A.	6,240	212,146
Publicis Groupe S.A.	4,440	354,424
Solocal Group *	163,669	81,645
Vivendi S.A.	111,067	2,823,809
		3,472,024
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	47,760	4,668,046
Security	Number of Shares	Value ($)
Real Estate 0.1%
Unibail-Rodamco SE	1,622	415,851
Software & Services 0.1%
Atos SE	2,747	210,908
Cap Gemini S.A.	7,992	692,376
		903,284
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	82,806	330,728
Telecommunication Services 0.7%
Orange S.A.	289,576	4,558,967
Transportation 0.1%
Air France-KLM *(d)	55,219	456,527
Utilities 0.9%
Electricite de France S.A. (d)	22,718	557,416
GDF Suez	158,615	3,195,369
Suez Environnement Co.	24,041	462,836
Veolia Environnement S.A.	52,650	1,091,828
		5,307,449
		63,520,515
Germany 8.2%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	15,540	1,715,655
Continental AG	3,108	716,418
Daimler AG - Reg'd	48,842	4,566,570
Volkswagen AG	1,224	294,554
		7,293,197
Banks 0.1%
Commerzbank AG *	23,310	309,610
Capital Goods 0.9%
Brenntag AG	6,660	401,520
GEA Group AG	5,772	279,735
HOCHTIEF AG	1,998	151,912
Kloeckner & Co. SE	17,814	155,052
MAN SE	1,998	206,127
MTU Aero Engines AG	1,776	169,127
OSRAM Licht AG	4,717	248,179
Rheinmetall AG	3,560	186,817
Siemens AG - Reg'd	34,949	3,669,941
		5,468,410
Commercial & Professional Services 0.0%
Bilfinger SE	4,540	192,627
Consumer Durables & Apparel 0.1%
adidas AG	9,118	715,051
Consumer Services 0.1%
TUI AG	30,679	543,036
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	50,728	1,524,704
Deutsche Boerse AG	5,994	479,261
		2,003,965
Food & Staples Retailing 0.1%
METRO AG	25,792	893,414
Food, Beverage & Tobacco 0.0%
Suedzucker AG (d)	12,028	187,254
4

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	6,240	532,110
Fresenius SE & Co. KGaA	11,804	749,691
		1,281,801
Household & Personal Products 0.1%
Beiersdorf AG	1,776	160,482
Henkel AG & Co. KGaA	2,664	272,645
		433,127
Insurance 0.8%
Allianz SE - Reg'd	18,872	2,953,544
Hannover Rueck SE	2,442	236,806
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	7,548	1,390,243
		4,580,593
Materials 1.4%
Aurubis AG	5,605	347,318
BASF SE	50,379	4,650,622
HeidelbergCement AG	8,214	665,141
K+S AG - Reg'd	14,697	478,075
LANXESS AG	6,293	348,623
Linde AG	5,562	1,066,218
Salzgitter AG	8,482	307,061
ThyssenKrupp AG	32,316	854,564
		8,717,622
Media 0.1%
ProSiebenSat.1 Media AG - Reg'd	7,014	334,814
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	21,332	3,020,476
Merck KGaA	2,664	284,387
		3,304,863
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	33,300	433,356
Software & Services 0.2%
SAP SE	16,654	1,230,449
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg'd	256,239	4,395,115
Freenet AG	6,660	218,649
		4,613,764
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	29,155	409,141
Deutsche Post AG - Reg'd	50,629	1,523,393
		1,932,534
Utilities 0.9%
E.ON SE	270,419	3,963,858
RWE AG	74,003	1,724,892
		5,688,750
		50,158,237
Hong Kong 1.1%
Banks 0.1%
Hang Seng Bank Ltd.	22,200	445,629
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	20,376	318,065
Hutchison Whampoa Ltd. (a)	65,340	951,905
Jardine Matheson Holdings Ltd.	7,395	454,571
Security	Number of Shares	Value ($)
Jardine Strategic Holdings Ltd.	5,575	185,313
Noble Group Ltd.	678,085	399,642
		2,309,496
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	329,719	285,841
Consumer Services 0.0%
Sands China Ltd.	20,140	77,816
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	6,558	252,454
Insurance 0.1%
AIA Group Ltd.	107,030	704,876
Real Estate 0.2%
Cheung Kong Property Holdings Ltd. *(a)	17,446	106,006
New World Development Co., Ltd.	222,000	296,132
Sun Hung Kai Properties Ltd.	17,585	298,091
Swire Pacific Ltd., Class A	23,375	314,519
The Link REIT	22,730	131,954
The Wharf Holdings Ltd.	31,869	219,955
		1,366,657
Retailing 0.0%
Esprit Holdings Ltd.	228,949	228,903
Telecommunication Services 0.0%
PCCW Ltd.	259,320	162,252
Utilities 0.2%
CLP Holdings Ltd.	73,565	643,446
Hong Kong & China Gas Co., Ltd.	84,448	203,724
Power Assets Holdings Ltd.	20,480	196,305
		1,043,475
		6,877,399
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	795,255	303,413
Commercial & Professional Services 0.1%
Experian plc	26,215	498,435
Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	2,988	222,761
Materials 0.3%
CRH plc	48,888	1,367,831
Smurfit Kappa Group plc	11,416	336,053
		1,703,884
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	4,024	346,013
Technology Hardware & Equipment 0.1%
Seagate Technology plc	15,350	854,074
		3,928,580
Israel 0.4%
Banks 0.0%
Bank Leumi Le-Israel *	48,618	190,102
Materials 0.0%
Israel Chemicals Ltd.	32,481	232,352
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	26,747	1,623,020
    5

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	208,458	349,096
		2,394,570
Italy 3.8%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V. *	52,698	840,633
Pirelli & C. S.p.A.	12,210	206,821
		1,047,454
Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *(d)	26,780	54,170
Banca Popolare dell'Emilia Romagna SC	22,644	195,627
Banco Popolare SC *	15,153	255,009
Intesa Sanpaolo S.p.A.	677,565	2,438,030
UniCredit S.p.A.	363,900	2,541,388
Unione di Banche Italiane S.C.p.A.	51,948	423,447
		5,907,671
Capital Goods 0.1%
Finmeccanica S.p.A. *	40,253	533,107
Prysmian S.p.A.	10,230	230,482
		763,589
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,220	149,198
Diversified Financials 0.1%
EXOR S.p.A.	9,861	489,960
Mediobanca S.p.A.	21,814	224,091
		714,051
Energy 1.0%
Eni S.p.A.	318,487	5,722,952
Saipem S.p.A. *	30,449	385,905
		6,108,857
Insurance 0.1%
Assicurazioni Generali S.p.A.	47,730	921,510
Materials 0.0%
Italcementi S.p.A.	11,100	75,451
Media 0.1%
Mediaset S.p.A.	81,918	393,910
Telecommunication Services 0.4%
Telecom Italia S.p.A. *	1,469,210	1,797,618
Telecom Italia S.p.A. - RSP	872,990	861,393
		2,659,011
Transportation 0.1%
Atlantia S.p.A.	14,734	378,318
Utilities 0.7%
A2A S.p.A.	155,400	193,203
Enel S.p.A.	709,736	3,437,732
Snam S.p.A.	76,176	376,154
Terna Rete Elettrica Nazionale S.p.A.	41,736	198,587
		4,205,676
		23,324,696
Security	Number of Shares	Value ($)
Japan 23.0%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	14,260	659,595
Bridgestone Corp.	31,890	1,330,131
Daihatsu Motor Co., Ltd.	16,080	235,314
Denso Corp.	22,200	1,164,787
Fuji Heavy Industries Ltd.	12,440	470,955
Honda Motor Co., Ltd.	95,765	3,288,244
Isuzu Motors Ltd.	23,634	322,147
Mazda Motor Corp.	15,865	341,987
NHK Spring Co., Ltd.	22,200	261,366
Nissan Motor Co., Ltd.	169,076	1,771,895
Stanley Electric Co., Ltd.	6,220	148,865
Sumitomo Electric Industries Ltd.	57,155	915,162
Sumitomo Rubber Industries Ltd.	10,935	193,066
Suzuki Motor Corp.	20,050	700,324
Toyota Industries Corp.	6,965	420,948
Toyota Motor Corp.	86,703	6,011,464
Yamaha Motor Co., Ltd.	15,335	384,935
		18,621,185
Banks 1.4%
Mitsubishi UFJ Financial Group, Inc.	431,400	3,202,431
Mizuho Financial Group, Inc.	839,040	1,856,645
Resona Holdings, Inc.	88,800	510,066
Sumitomo Mitsui Financial Group, Inc.	51,536	2,354,721
Sumitomo Mitsui Trust Holdings, Inc.	87,782	403,135
The Bank of Yokohama Ltd.	31,100	193,875
		8,520,873
Capital Goods 3.2%
Asahi Glass Co., Ltd.	134,805	882,080
Daikin Industries Ltd.	6,499	499,673
FANUC Corp.	3,110	690,192
Furukawa Electric Co., Ltd.	104,370	202,693
Hanwa Co., Ltd.	43,540	194,377
Hino Motors Ltd.	10,290	140,218
IHI Corp.	55,980	270,664
ITOCHU Corp.	88,800	1,202,176
JGC Corp.	10,999	221,097
JTEKT Corp.	10,720	196,872
Kajima Corp.	53,830	237,278
Kawasaki Heavy Industries Ltd.	64,235	325,070
Kinden Corp.	16,510	226,041
Komatsu Ltd.	44,400	938,663
Kubota Corp.	28,950	483,841
Kurita Water Industries Ltd.	5,790	139,320
LIXIL Group Corp.	15,120	289,497
Makita Corp.	4,500	245,860
Marubeni Corp.	116,575	683,884
Mitsubishi Corp.	85,171	1,912,821
Mitsubishi Electric Corp.	89,115	1,224,393
Mitsubishi Heavy Industries Ltd.	156,610	995,731
Mitsui & Co., Ltd.	115,395	1,623,127
Mitsui Engineering & Shipbuilding Co., Ltd.	85,710	154,712
Nagase & Co., Ltd.	12,655	171,018
Nidec Corp.	4,070	297,965
Nippon Sheet Glass Co., Ltd. *	109,925	115,156
NSK Ltd.	13,348	220,611
Obayashi Corp.	33,135	217,616
Shimizu Corp.	37,320	286,302
6

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SMC Corp.	960	291,261
Sojitz Corp.	310,800	776,405
Sumitomo Corp.	85,356	1,019,017
Sumitomo Heavy Industries Ltd.	51,795	341,836
Taisei Corp.	43,353	237,211
Toshiba Corp.	257,170	902,929
TOTO Ltd.	10,290	170,650
Toyota Tsusho Corp.	23,160	650,410
		19,678,667
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	63,375	671,056
Secom Co., Ltd.	8,119	543,753
Toppan Printing Co., Ltd.	66,385	563,306
		1,778,115
Consumer Durables & Apparel 1.1%
Bandai Namco Holdings, Inc.	10,075	207,354
Nikon Corp.	22,515	279,952
Panasonic Corp.	141,929	2,094,138
Sega Sammy Holdings, Inc.	11,365	164,483
Sekisui Chemical Co., Ltd.	26,915	363,942
Sekisui House Ltd.	38,280	640,236
Sharp Corp. *(d)	198,036	277,676
Shimano, Inc.	1,820	259,151
Sony Corp. *	67,178	2,090,668
Sumitomo Forestry Co., Ltd.	12,755	166,716
		6,544,316
Consumer Services 0.1%
Benesse Holdings, Inc.	4,500	118,035
Oriental Land Co., Ltd.	4,780	308,536
		426,571
Diversified Financials 0.1%
Credit Saison Co., Ltd.	6,220	122,801
Nomura Holdings, Inc.	44,400	294,676
ORIX Corp.	29,380	467,471
		884,948
Energy 0.7%
Cosmo Oil Co., Ltd. *	155,978	263,954
Idemitsu Kosan Co., Ltd.	28,711	568,459
Inpex Corp.	67,775	835,616
JX Holdings, Inc.	506,750	2,243,919
Showa Shell Sekiyu K.K.	22,515	210,826
TonenGeneral Sekiyu K.K.	34,262	323,859
		4,446,633
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	99,090	1,326,310
Lawson, Inc.	2,705	189,205
Seven & i Holdings Co., Ltd.	48,255	2,005,327
UNY Group Holdings Co., Ltd.	38,280	215,006
		3,735,848
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	24,207	501,033
Asahi Group Holdings Ltd.	16,940	543,508
Coca-Cola West Co., Ltd.	10,720	193,763
Japan Tobacco, Inc.	35,582	1,301,763
Kewpie Corp.	7,630	168,592
Kirin Holdings Co., Ltd.	60,165	867,604
MEIJI Holdings Co., Ltd.	3,644	415,803
NH Foods Ltd.	15,120	328,486
Nisshin Seifun Group, Inc.	17,155	214,550
Security	Number of Shares	Value ($)
Nissin Foods Holdings Co., Ltd.	3,855	164,644
Suntory Beverage & Food Ltd.	3,788	158,119
Toyo Suisan Kaisha Ltd.	5,575	193,852
Yamazaki Baking Co., Ltd.	11,230	187,325
		5,239,042
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	22,200	340,795
Hoya Corp.	15,865	587,515
Medipal Holdings Corp.	25,095	389,888
Olympus Corp.	4,715	161,289
Suzuken Co., Ltd.	10,578	345,653
Terumo Corp.	7,383	168,132
		1,993,272
Household & Personal Products 0.2%
Kao Corp.	17,797	811,295
Shiseido Co., Ltd.	19,190	385,903
Unicharm Corp.	7,825	173,279
		1,370,477
Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	14,260	444,135
Sompo Japan Nipponkoa Holdings, Inc.	13,615	497,006
T&D Holdings, Inc.	13,830	207,402
The Dai-ichi Life Insurance Co., Ltd.	24,880	437,673
Tokio Marine Holdings, Inc.	18,672	773,994
		2,360,210
Materials 2.0%
Air Water, Inc.	8,685	156,350
Asahi Kasei Corp.	80,860	719,690
Daicel Corp.	14,905	194,457
Denki Kagaku Kogyo K.K.	39,355	178,865
DIC Corp.	64,235	184,793
Hitachi Chemical Co., Ltd.	6,519	129,387
JFE Holdings, Inc.	45,177	1,105,443
JSR Corp.	9,115	166,442
Kaneka Corp.	31,100	227,809
Kobe Steel Ltd.	284,200	533,612
Kuraray Co. Ltd.	18,955	249,434
Mitsubishi Chemical Holdings Corp.	124,814	787,838
Mitsubishi Materials Corp.	89,115	354,033
Mitsui Chemicals, Inc.	103,785	339,552
Mitsui Mining & Smelting Co., Ltd.	64,235	175,476
Nippon Paper Industries Co., Ltd.	11,871	210,453
Nippon Steel & Sumitomo Metal Corp.	444,000	1,223,285
Nitto Denko Corp.	8,255	642,466
Oji Holdings Corp.	85,045	378,983
Shin-Etsu Chemical Co., Ltd.	15,120	925,757
Showa Denko K.K.	172,125	241,345
Sumitomo Chemical Co., Ltd.	112,796	658,988
Sumitomo Metal Mining Co., Ltd.	28,950	448,498
Taiheiyo Cement Corp.	51,795	151,927
Taiyo Nippon Sanso Corp.	18,660	230,214
Teijin Ltd.	107,516	401,144
Toray Industries, Inc.	70,268	586,345
Tosoh Corp.	39,355	235,949
Toyo Seikan Group Holdings Ltd.	20,480	310,926
Ube Industries Ltd.	118,180	209,514
		12,358,975
    7

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.2%
Dentsu, Inc.	11,580	586,022
Hakuhodo DY Holdings, Inc.	29,165	316,104
		902,126
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	62,188	908,051
Chugai Pharmaceutical Co., Ltd.	5,575	167,122
Daiichi Sankyo Co., Ltd.	37,623	711,410
Eisai Co., Ltd.	11,580	727,862
Kyowa Hakko Kirin Co., Ltd.	14,475	183,015
Mitsubishi Tanabe Pharma Corp.	9,493	151,007
Ono Pharmaceutical Co., Ltd.	1,669	182,911
Otsuka Holdings Co., Ltd.	18,875	591,978
Shionogi & Co., Ltd.	9,645	342,369
Taisho Pharmaceutical Holdings Co., Ltd.	2,035	141,193
Takeda Pharmaceutical Co., Ltd.	34,943	1,700,759
		5,807,677
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	3,425	382,120
Daiwa House Industry Co., Ltd.	25,095	604,044
Mitsubishi Estate Co., Ltd.	20,265	453,817
Mitsui Fudosan Co., Ltd.	16,080	469,915
Sumitomo Realty & Development Co., Ltd.	6,750	260,546
		2,170,442
Retailing 0.5%
EDION Corp.	28,735	215,348
Fast Retailing Co., Ltd.	695	287,308
Isetan Mitsukoshi Holdings Ltd.	24,880	418,626
J Front Retailing Co., Ltd.	19,620	346,091
K's Holdings Corp.	6,750	253,747
Marui Group Co., Ltd.	15,265	193,127
Nitori Holdings Co., Ltd.	3,210	247,550
Shimamura Co., Ltd.	2,680	289,175
Takashimaya Co., Ltd.	22,730	219,067
Yamada Denki Co., Ltd.	205,805	867,368
		3,337,407
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	4,890	347,161
Tokyo Electron Ltd.	5,169	331,021
		678,182
Software & Services 0.5%
Fujitsu Ltd.	199,155	1,118,587
Konami Corp.	6,805	127,496
Nintendo Co., Ltd.	8,047	1,369,537
NTT Data Corp.	9,330	415,769
		3,031,389
Technology Hardware & Equipment 1.9%
Brother Industries Ltd.	14,260	224,078
Canon, Inc.	75,393	2,607,573
FUJIFILM Holdings Corp.	34,290	1,313,628
Hitachi Ltd.	340,942	2,335,313
Ibiden Co., Ltd.	10,505	196,903
Keyence Corp.	315	170,325
Konica Minolta, Inc.	35,580	449,570
Kyocera Corp.	16,940	924,844
Murata Manufacturing Co., Ltd.	4,500	733,773
NEC Corp.	250,882	824,851
Nippon Electric Glass Co., Ltd.	55,174	294,332
Security	Number of Shares	Value ($)
Omron Corp.	6,535	304,909
Ricoh Co., Ltd.	55,980	586,438
Seiko Epson Corp.	13,120	243,063
TDK Corp.	6,957	558,376
		11,767,976
Telecommunication Services 1.4%
KDDI Corp.	98,160	2,223,520
Nippon Telegraph & Telephone Corp.	46,475	3,246,640
NTT DOCOMO, Inc.	99,180	1,787,070
SoftBank Corp.	22,292	1,337,754
		8,594,984
Transportation 1.2%
ANA Holdings, Inc.	65,800	181,501
Central Japan Railway Co.	5,878	1,024,310
East Japan Railway Co.	17,420	1,595,377
Hankyu Hanshin Holdings, Inc.	51,795	311,784
Kamigumi Co., Ltd.	18,660	173,826
Kawasaki Kisen Kaisha Ltd.	89,951	228,330
Kintetsu Group Holdings Co., Ltd.	62,200	208,511
Mitsui OSK Lines Ltd.	136,840	470,854
Nagoya Railroad Co., Ltd.	45,575	172,979
Nippon Express Co., Ltd.	88,928	492,313
Nippon Yusen K.K.	186,715	565,735
Odakyu Electric Railway Co., Ltd.	16,222	154,122
Seino Holdings Co., Ltd.	16,510	204,221
Tobu Railway Co., Ltd.	41,390	182,777
Tokyu Corp.	45,575	299,683
West Japan Railway Co.	12,225	728,013
Yamato Holdings Co., Ltd.	22,937	470,311
		7,464,647
Utilities 1.4%
Chubu Electric Power Co., Inc.	82,680	1,251,243
Electric Power Development Co., Ltd.	7,825	272,404
Hokkaido Electric Power Co., Inc. *	25,095	255,005
Hokuriku Electric Power Co.	22,200	337,575
Kyushu Electric Power Co., Inc. *	43,304	507,037
Osaka Gas Co., Ltd.	143,060	574,338
Shikoku Electric Power Co., Inc.	16,080	238,553
The Chugoku Electric Power Co., Inc.	25,358	384,983
The Kansai Electric Power Co., Inc. *	88,800	987,859
Toho Gas Co., Ltd.	28,950	181,032
Tohoku Electric Power Co., Inc.	41,179	578,388
Tokyo Electric Power Co., Inc. *	363,455	2,076,551
Tokyo Gas Co., Ltd.	143,060	793,260
		8,438,228
		140,152,190
Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	20,561	297,104
Materials 0.3%
APERAM S.A. *	5,363	221,548
ArcelorMittal	175,033	1,861,023
		2,082,571
Media 0.1%
RTL Group S.A. *	2,102	188,211
SES S.A.	9,102	321,722
		509,933
8

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Millicom International Cellular S.A.	3,635	291,006
		3,180,614
Netherlands 5.2%
Banks 0.3%
ING Groep N.V. CVA	99,046	1,626,122
Capital Goods 0.2%
Boskalis Westminster N.V.	2,718	134,437
Koninklijke BAM Groep N.V. *(d)	45,355	177,568
Koninklijke Philips N.V.	47,952	1,304,054
		1,616,059
Commercial & Professional Services 0.1%
Randstad Holding N.V.	6,660	385,018
Energy 3.0%
Fugro N.V. CVA *	7,811	206,425
Royal Dutch Shell plc, A Shares	377,884	11,256,350
Royal Dutch Shell plc, B Shares	232,379	6,998,011
		18,460,786
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	85,501	1,735,579
Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	5,550	385,286
Heineken N.V.	5,654	442,220
Unilever N.V. CVA	46,212	1,967,305
		2,794,811
Insurance 0.1%
Aegon N.V.	82,601	627,669
Delta Lloyd N.V.	5,855	101,550
		729,219
Materials 0.3%
Akzo Nobel N.V.	16,023	1,218,260
Koninklijke DSM N.V.	9,644	570,847
		1,789,107
Media 0.1%
Reed Elsevier N.V.	7,597	183,904
Wolters Kluwer N.V.	9,156	284,432
		468,336
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,856	318,597
Software & Services 0.0%
Gemalto N.V.	1,378	120,318
Telecommunication Services 0.2%
Koninklijke KPN N.V.	347,257	1,257,884
Transportation 0.1%
PostNL N.V. *	51,141	232,684
TNT Express N.V.	44,207	372,222
		604,906
		31,906,742
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	37,966	236,649
Telecommunication Services 0.1%
Spark New Zealand Ltd.	169,646	333,767
Security	Number of Shares	Value ($)
Utilities 0.0%
Meridian Energy Ltd.	124,366	204,418
		774,834
Norway 0.9%
Banks 0.1%
DNB A.S.A.	28,638	501,313
Energy 0.4%
Akastor A.S.A. *	24,499	42,414
Petroleum Geo-Services A.S.A.	29,787	182,213
Statoil A.S.A. (d)	129,517	2,421,686
		2,646,313
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	15,548	178,755
Orkla A.S.A.	51,060	398,778
		577,533
Materials 0.2%
Norsk Hydro A.S.A.	75,725	354,362
Yara International A.S.A.	11,100	558,295
		912,657
Telecommunication Services 0.1%
Telenor A.S.A.	34,547	780,638
		5,418,454
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	1,425,058	133,113
Energy 0.1%
Galp Energia, SGPS, S.A.	21,106	248,056
Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg'd	365,937	202,203
Utilities 0.1%
EDP - Energias de Portugal S.A.	139,930	545,381
		1,128,753
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	38,495	579,323
Oversea-Chinese Banking Corp., Ltd.	63,805	482,475
United Overseas Bank Ltd.	26,055	446,966
		1,508,764
Capital Goods 0.1%
Keppel Corp., Ltd.	58,931	382,272
Sembcorp Industries Ltd.	51,795	159,735
		542,007
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	109,276	272,198
Media 0.0%
Singapore Press Holdings Ltd.	59,735	184,222
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	5,225	152,501
    9

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	48,849	593,515
Venture Corp., Ltd.	19,405	112,353
		705,868
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	271,099	830,039
Transportation 0.1%
ComfortDelGro Corp., Ltd.	78,825	178,816
Hutchison Port Holdings Trust	304,895	201,231
Singapore Airlines Ltd.	46,865	394,334
		774,381
		4,969,980
Spain 4.1%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	291,541	2,874,443
Banco de Sabadell S.A. *	124,543	314,868
Banco Popular Espanol S.A.	85,486	420,814
Banco Santander S.A.	906,588	6,444,696
CaixaBank S.A.	62,949	301,178
		10,355,999
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	15,127	486,838
Ferrovial S.A.	18,958	408,521
Fomento de Construcciones y Contratas S.A. *	12,759	133,113
		1,028,472
Energy 0.3%
Repsol S.A.	109,936	2,089,962
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	19,990	159,023
Insurance 0.0%
Mapfre S.A.	39,977	142,268
Retailing 0.1%
Inditex S.A.	23,276	769,643
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	7,107	322,852
Telecommunication Services 1.0%
Telefonica S.A.	438,295	6,189,162
Transportation 0.1%
Abertis Infraestructuras S.A.	16,970	297,588
Utilities 0.6%
Acciona S.A. *	2,681	205,194
Enagas S.A.	5,994	172,075
Endesa S.A.	8,880	165,749
Gas Natural SDG S.A.	18,243	447,916
Iberdrola S.A.	320,203	2,210,241
Red Electrica Corp. S.A.	2,908	244,151
		3,445,326
		24,800,295
Sweden 2.3%
Automobiles & Components 0.1%
Autoliv, Inc.	3,589	452,752
Security	Number of Shares	Value ($)
Banks 0.5%
Nordea Bank AB	83,067	1,078,205
Skandinaviska Enskilda Banken AB, A Shares	47,730	588,249
Svenska Handelsbanken AB, A Shares	41,346	621,355
Swedbank AB, A Shares	18,222	426,547
		2,714,356
Capital Goods 0.8%
Alfa Laval AB	10,887	205,024
Assa Abloy AB, B Shares	6,041	355,646
Atlas Copco AB, A Redemption Shares *	19,594	13,645
Atlas Copco AB, A Shares	21,534	649,754
Atlas Copco AB, B Redemption Shares *	8,796	6,126
Atlas Copco AB, B Shares	9,656	259,371
NCC AB, B Shares	7,104	220,422
Sandvik AB	57,963	696,727
Skanska AB, B Shares	22,097	458,805
SKF AB, B Shares	19,812	477,216
Trelleborg AB, B Shares	8,219	159,879
Volvo AB, A Shares	13,405	174,153
Volvo AB, B Shares	78,452	1,016,466
		4,693,234
Commercial & Professional Services 0.0%
Securitas AB, B Shares	18,990	257,380
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	15,328	466,624
Husqvarna AB, B Shares	27,306	207,417
		674,041
Food, Beverage & Tobacco 0.0%
Swedish Match AB	7,674	228,048
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	6,497	156,723
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, A Shares	1,167	30,541
Svenska Cellulosa AB SCA, B Shares	25,796	671,473
		702,014
Materials 0.1%
Boliden AB	19,993	427,755
SSAB AB, A Shares *(d)	38,237	215,666
SSAB AB, B Shares *	6,280	30,430
		673,851
Retailing 0.2%
Hennes & Mauritz AB, B Shares	24,535	965,439
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	127,016	1,422,695
Telecommunication Services 0.2%
Tele2 AB, B Shares (d)	37,803	443,338
TeliaSonera AB	135,240	795,395
		1,238,733
		14,179,266
Switzerland 5.7%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	83,600	1,822,034
Geberit AG - Reg'd	694	248,659
Schindler Holding AG	898	156,782
10

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Schindler Holding AG - Reg'd	222	38,406
Wolseley plc	13,775	849,417
		3,115,298
Commercial & Professional Services 0.1%
Adecco S.A. - Reg'd *	9,102	720,750
SGS S.A. - Reg'd	106	202,932
		923,682
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	8,021	690,417
The Swatch Group AG	679	268,620
The Swatch Group AG - Reg'd	949	74,997
		1,034,034
Diversified Financials 0.2%
Credit Suisse Group AG - Reg'd *	33,096	873,930
UBS Group AG *	10,059	215,607
		1,089,537
Energy 0.2%
Transocean Ltd. (d)	39,127	752,386
Weatherford International plc *	29,779	411,546
		1,163,932
Food, Beverage & Tobacco 1.2%
Aryzta AG *	2,448	154,662
Chocoladefabriken Lindt & Sprungli AG	13	68,380
Chocoladefabriken Lindt & Sprungli AG - Reg'd	1	62,654
Coca-Cola HBC AG CDI *	8,896	194,528
Nestle S.A. - Reg'd	85,341	6,594,964
		7,075,188
Insurance 0.6%
Baloise Holding AG - Reg'd	1,776	220,459
Swiss Life Holding AG - Reg'd *	888	212,269
Swiss Re AG	11,118	994,709
Zurich Insurance Group AG *	6,498	2,065,776
		3,493,213
Materials 0.7%
Clariant AG - Reg'd *	11,766	250,948
Givaudan S.A. - Reg'd *	142	259,208
Glencore plc *	433,825	1,906,217
Holcim Ltd. - Reg'd *	10,659	837,828
Sika AG	41	140,339
Syngenta AG - Reg'd	2,648	1,194,386
		4,588,926
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Lonza Group AG - Reg'd *	1,387	194,079
Novartis AG - Reg'd	57,309	5,862,425
Roche Holding AG	14,081	4,122,724
Roche Holding AG, Bearer Shares	508	146,878
		10,326,106
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	42,857	364,379
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	11,788	813,372
Telecommunication Services 0.1%
Swisscom AG - Reg'd	888	512,552
Security	Number of Shares	Value ($)
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	1,998	279,574
		34,779,793
United Kingdom 16.9%
Automobiles & Components 0.1%
Delphi Automotive plc	4,101	356,705
GKN plc	45,288	253,347
		610,052
Banks 2.4%
Barclays plc	813,196	3,350,423
HSBC Holdings plc	808,345	7,680,973
Lloyds Banking Group plc	1,307,601	1,751,306
Royal Bank of Scotland Group plc *	108,339	570,850
Standard Chartered plc	83,365	1,330,626
		14,684,178
Capital Goods 0.7%
BAE Systems plc	164,832	1,295,357
Balfour Beatty plc	83,376	316,670
Bunzl plc	9,422	272,598
Carillion plc	31,746	160,540
Cobham plc	38,850	175,300
IMI plc	10,238	194,502
Meggitt plc	19,980	155,034
Rolls-Royce Holdings plc *	63,848	972,341
SIG plc	53,280	163,093
Smiths Group plc	12,876	235,581
The Weir Group plc	4,440	137,131
Travis Perkins plc	8,880	300,413
		4,378,560
Commercial & Professional Services 0.2%
Aggreko plc	6,234	152,966
Babcock International Group plc	9,821	168,597
Capita plc	13,764	262,960
G4S plc	86,809	395,014
Hays plc	74,370	183,278
Serco Group plc	55,340	116,198
		1,279,013
Consumer Durables & Apparel 0.1%
Barratt Developments plc	29,980	270,828
Burberry Group plc	7,548	195,228
Taylor Wimpey plc	105,674	295,900
		761,956
Consumer Services 0.3%
Carnival plc	6,060	292,861
Compass Group plc	54,443	950,405
InterContinental Hotels Group plc	4,889	204,489
Thomas Cook Group plc *	102,366	225,404
Whitbread plc	2,702	211,104
William Hill plc	23,310	149,714
		2,033,977
Diversified Financials 0.1%
ICAP plc	24,198	204,195
Man Group plc	219,620	598,206
		802,401
    11

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 2.9%
Amec Foster Wheeler plc	21,830	316,459
BG Group plc	128,852	2,235,590
BP plc	2,012,043	13,839,283
Ensco plc, Class A	8,487	199,445
John Wood Group plc	22,694	254,011
Noble Corp. plc	18,463	309,255
Petrofac Ltd.	9,427	130,186
Subsea 7 S.A.	15,328	160,205
Tullow Oil plc	25,563	154,120
		17,598,554
Food & Staples Retailing 0.8%
Booker Group plc	64,421	174,685
J Sainsbury plc	208,095	798,938
Tesco plc	941,373	3,053,976
William Morrison Supermarkets plc	410,550	1,071,279
		5,098,878
Food, Beverage & Tobacco 1.6%
Associated British Foods plc	8,484	392,010
British American Tobacco plc	58,042	3,193,365
Diageo plc	51,784	1,434,605
Imperial Tobacco Group plc	34,197	1,758,565
SABMiller plc	16,472	878,233
Tate & Lyle plc	25,530	226,733
Unilever plc	37,296	1,643,046
		9,526,557
Health Care Equipment & Services 0.1%
Smith & Nephew plc	22,212	393,175
Household & Personal Products 0.2%
Reckitt Benckiser Group plc	14,208	1,280,246
Insurance 0.8%
Amlin plc	22,866	170,135
Aviva plc	180,752	1,443,911
Direct Line Insurance Group plc	69,390	357,047
Legal & General Group plc	101,055	409,877
Old Mutual plc	153,059	516,402
Prudential plc	38,850	964,538
RSA Insurance Group plc	60,870	400,611
Standard Life plc	43,754	325,620
Willis Group Holdings plc	4,662	221,259
		4,809,400
Materials 1.4%
Anglo American plc	108,827	1,703,824
Antofagasta plc	20,468	233,000
BHP Billiton plc	111,799	2,353,424
Johnson Matthey plc	11,544	616,369
KAZ Minerals plc *	54,472	209,134
Lonmin plc *	4,259	9,164
Mondi plc	14,548	327,665
Rexam plc	43,312	369,454
Rio Tinto plc	62,207	2,711,053
Vedanta Resources plc	15,370	137,674
		8,670,761
Media 0.5%
Informa plc	22,200	196,820
ITV plc	44,400	184,489
Liberty Global plc, Class A *	3,926	225,863
Liberty Global plc, Series C *	8,595	461,981
Pearson plc	32,634	650,858
Security	Number of Shares	Value ($)
Reed Elsevier plc	15,133	250,551
Sky plc	27,089	436,100
WPP plc	31,528	740,897
		3,147,559
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	64,840	4,326,268
GlaxoSmithKline plc	219,722	4,873,368
		9,199,636
Real Estate 0.1%
Land Securities Group plc	14,467	289,857
Retailing 0.5%
Home Retail Group plc	177,822	427,373
Inchcape plc	28,452	366,868
Kingfisher plc	149,458	843,843
Marks & Spencer Group plc	98,166	873,314
Next plc	3,806	436,744
		2,948,142
Software & Services 0.1%
The Sage Group plc	35,076	304,285
Telecommunication Services 1.4%
BT Group plc	242,876	1,655,546
Cable & Wireless Communications plc	257,538	265,465
Inmarsat plc	12,210	185,014
Vodafone Group plc	1,688,977	6,581,126
		8,687,151
Transportation 0.1%
Firstgroup plc *	160,950	278,758
International Consolidated Airlines Group S.A. *	25,155	212,655
		491,413
Utilities 1.0%
Centrica plc	365,552	1,548,493
Drax Group plc	27,606	166,564
National Grid plc	140,019	1,995,604
Pennon Group plc	12,058	157,043
Severn Trent plc	10,656	357,244
SSE plc	58,184	1,478,286
United Utilities Group plc	27,367	415,937
		6,119,171
		103,114,922
Total Common Stock
(Cost $598,898,257)		602,867,391

Preferred Stock 0.5% of net assets
Germany 0.5%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	2,442	205,964
Volkswagen AG	7,930	1,921,387
		2,127,351
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,218	503,829
Utilities 0.0%
RWE AG	3,140	55,322
		2,686,502
12

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	53,058	168,693
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares *(a)(b)	6,800,289	10,377
Total Preferred Stock
(Cost $2,881,558)		2,865,572

Other Investment Companies 0.7% of net assets
United States 0.7%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,041,178	1,041,178
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	3,111,823	3,111,823
Total Other Investment Companies
(Cost $4,153,001)		4,153,001

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $605,984,908 and the unrealized appreciation and depreciation were $24,172,401 and ($20,271,345), respectively, with a net unrealized appreciation of $3,901,056.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $10,377 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $4,719,195. Non-cash collateral pledged to the fund for securities on loan amounted to $1,934,063.

CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/19/15	14	1,330,000	(23,627)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to
    13

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
14

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$595,989,992	$—	$—	$595,989,992
Hong Kong[1]	3,201,246	—	—	3,201,246
Capital Goods	1,357,591	—	951,905	2,309,496
Real Estate	1,260,651	—	106,006	1,366,657
Preferred Stock[1]	2,855,195	—	—	2,855,195
United Kingdom[1]	—	—	10,377	10,377
Other Investment Companies[1]	4,153,001	—	—	4,153,001
Total	$608,817,676	$—	$1,068,288	$609,885,964
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($23,627)	$—	$—	($23,627)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Common Stock
Hong Kong	$—	$—	$52,926	$553,096	$—	$451,889	$—	$1,057,911
Netherlands	29,564	(808)	(4,053)	—	(24,703)	—	—	—
Preferred Stock
United Kingdom	—	—	149	10,228	—	—	—	10,377
Total	$29,564	($808)	$49,022	$563,324	($24,703)	$451,889	$—	$1,068,288
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any other Levels for the period ended May 31, 2015.
REG79046MAY15
    15

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	251,382,305	256,875,095
0.5%	Preferred Stock	1,176,793	1,156,979
0.0%	Rights	—	308
1.0%	Other Investment Companies	2,590,849	2,596,158
100.5%	Total Investments	255,149,947	260,628,540
(0.5%)	Other Assets and Liabilities, Net		(1,215,374)
100.0%	Net Assets		259,413,166

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 5.4%
Banks 0.2%
Bank of Queensland Ltd.	23,370	237,023
Bendigo & Adelaide Bank Ltd.	32,944	309,917
		546,940
Capital Goods 0.2%
Bradken Ltd.	69,028	115,714
Cardno Ltd. (b)	33,980	79,330
GWA Group Ltd. *	67,348	135,065
Monadelphous Group Ltd. (b)	20,333	173,849
Seven Group Holdings Ltd. (b)	16,411	95,847
		599,805
Commercial & Professional Services 0.5%
ALS Ltd.	57,149	267,718
Cabcharge Australia Ltd.	19,068	72,102
Mineral Resources Ltd.	16,100	94,030
SAI Global Ltd.	15,093	51,411
Seek Ltd.	8,100	104,906
SKILLED Group Ltd.	109,758	121,401
Transfield Services Ltd. *	226,900	289,178
Transpacific Industries Group Ltd.	256,957	160,300
		1,161,046
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	250,907	115,234
G.U.D. Holdings Ltd.	23,000	167,603
		282,837
Consumer Services 0.3%
Ardent Leisure Group	51,365	85,319
Aristocrat Leisure Ltd.	21,367	127,572
Echo Entertainment Group Ltd.	93,288	334,186
Security	Number of Shares	Value ($)
Flight Centre Travel Group Ltd. (b)	3,621	129,022
Navitas Ltd.	19,997	72,554
		748,653
Diversified Financials 0.3%
ASX Ltd.	9,388	299,155
Challenger Ltd.	29,816	157,020
IOOF Holdings Ltd.	12,429	102,939
Perpetual Ltd.	4,236	183,133
		742,247
Energy 0.1%
AWE Ltd. *	115,192	126,089
Beach Energy Ltd.	162,981	137,229
Whitehaven Coal Ltd. *(b)	103,352	117,084
		380,402
Food, Beverage & Tobacco 0.2%
Bega Cheese Ltd.	11,051	39,250
GrainCorp Ltd., Class A	31,291	225,146
Treasury Wine Estates Ltd.	89,240	367,501
		631,897
Health Care Equipment & Services 0.6%
Ansell Ltd.	13,345	273,249
Cochlear Ltd.	3,692	250,246
Primary Health Care Ltd.	68,274	279,070
Ramsay Health Care Ltd.	5,803	282,150
Sigma Pharmaceuticals Ltd.	562,873	374,841
		1,459,556
Insurance 0.1%
nib Holdings Ltd.	55,325	155,843
Materials 0.9%
Adelaide Brighton Ltd.	67,160	239,045
Atlas Iron Ltd. (d)	192,034	8,820
CSR Ltd.	120,257	387,534
DuluxGroup Ltd.	17,860	80,248
Fortescue Metals Group Ltd. (b)	157,353	291,479
Iluka Resources Ltd.	57,351	395,094
Mount Gibson Iron Ltd.	394,142	64,865
Nufarm Ltd.	47,198	279,990
OceanaGold Corp.	41,152	99,563
OZ Minerals Ltd.	122,673	442,269
PanAust Ltd.	77,939	109,771
		2,398,678
Media 0.2%
APN News & Media Ltd. *	149,409	96,638
Seven West Media Ltd.	138,862	132,865
Southern Cross Media Group Ltd.	136,930	110,578
Ten Network Holdings Ltd. *	545,654	100,241
Village Roadshow Ltd.	15,743	76,400
		516,722
Real Estate 0.6%
Charter Hall Retail REIT	24,751	84,877
Cromwell Property Group	53,025	44,038
Dexus Property Group	73,692	451,824

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Goodman Group	78,200	392,071
Investa Office Fund	41,044	124,726
The GPT Group	108,843	384,910
		1,482,446
Retailing 0.6%
Automotive Holdings Group Ltd.	55,200	194,363
Harvey Norman Holdings Ltd.	70,114	252,243
JB Hi-Fi Ltd. (b)	16,659	278,623
Myer Holdings Ltd. (b)	245,952	282,396
Pacific Brands Ltd. *	643,821	204,517
Premier Investments Ltd.	17,587	192,102
Super Retail Group Ltd.	14,274	116,909
		1,521,153
Software & Services 0.0%
IRESS Ltd.	7,360	60,788
Telecommunication Services 0.0%
iiNET Ltd.	13,096	98,238
Transportation 0.1%
Sydney Airport	79,029	344,204
Utilities 0.4%
APA Group	60,178	429,309
AusNet Services	188,234	219,728
DUET Group	181,157	353,600
		1,002,637
		14,134,092
Austria 0.6%
Capital Goods 0.2%
Wienerberger AG	24,764	394,897
Zumtobel Group AG	5,345	146,617
		541,514
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	1,122	74,200
Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,980	188,965
Materials 0.1%
Lenzing AG	1,748	116,097
RHI AG	3,957	106,938
		223,035
Real Estate 0.1%
IMMOFINANZ AG *	70,227	186,709
Transportation 0.1%
Flughafen Wien AG	929	83,355
Oesterreichische Post AG	6,082	299,593
		382,948
Utilities 0.0%
Verbund AG	4,608	73,708
		1,671,079
Security	Number of Shares	Value ($)
Belgium 1.4%
Diversified Financials 0.3%
Ackermans & van Haaren N.V.	1,116	152,207
Gimv N.V.	3,420	161,867
Groupe Bruxelles Lambert S.A.	3,956	328,453
		642,527
Energy 0.0%
Euronav S.A.	7,740	106,030
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	111,049	300,598
Fagron	1,574	71,114
		371,712
Materials 0.3%
Nyrstar N.V. *	85,200	328,239
Tessenderlo Chemie N.V. *	9,672	357,405
		685,644
Media 0.1%
Telenet Group Holding N.V. *	5,989	324,888
Real Estate 0.1%
Befimmo S.A.	1,293	84,828
Cofinimmo S.A.	1,472	154,637
		239,465
Retailing 0.1%
D'Ieteren S.A. N.V.	8,929	349,674
Technology Hardware & Equipment 0.1%
Barco N.V.	2,401	163,494
EVS Broadcast Equipment S.A.	1,938	61,681
		225,175
Telecommunication Services 0.1%
Mobistar S.A. *	18,799	347,283
Transportation 0.1%
bpost S.A.	5,567	160,397
Utilities 0.1%
Elia System Operator S.A. N.V.	4,887	211,555
		3,664,350
Canada 7.6%
Automobiles & Components 0.2%
Linamar Corp.	3,957	268,566
Martinrea International, Inc.	14,451	162,888
		431,454
Banks 0.2%
Canadian Western Bank	3,957	88,761
Genworth MI Canada, Inc.	6,164	166,958
Home Capital Group, Inc.	3,128	105,423
Laurentian Bank of Canada	3,413	130,669
		491,811
Capital Goods 0.7%
Aecon Group, Inc.	14,267	151,557
ATS Automation Tooling Systems, Inc. *	5,066	63,799
Bird Construction, Inc.	7,463	68,038
CAE, Inc.	21,896	260,489
MacDonald, Dettwiler & Associates Ltd.	3,322	260,517
New Flyer Industries, Inc.	8,482	106,004
Richelieu Hardware Ltd.	1,395	68,171
Russel Metals, Inc.	13,800	277,161

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Toromont Industries Ltd.	9,484	237,205
Wajax Corp.	6,129	116,222
WSP Global, Inc.	3,692	126,384
		1,735,547
Commercial & Professional Services 0.4%
Morneau Shepell, Inc.	4,071	57,400
Progressive Waste Solutions Ltd.	12,615	351,088
Ritchie Bros. Auctioneers, Inc.	7,370	208,184
Stantec, Inc.	5,896	162,485
Transcontinental, Inc., Class A	20,608	301,629
		1,080,786
Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	8,282	222,733
Gildan Activewear, Inc.	11,040	348,380
lululemon athletica, Inc. *	3,036	181,523
		752,636
Consumer Services 0.0%
Great Canadian Gaming Corp. *	4,352	83,676
Diversified Financials 0.2%
AGF Management Ltd., Class B	28,894	161,339
CI Financial Corp.	12,972	363,309
Dundee Corp., Class A *	9,660	88,300
		612,948
Energy 1.6%
Advantage Oil & Gas Ltd. *	30,649	185,134
AltaGas Ltd. (b)	8,193	260,312
Calfrac Well Services Ltd.	13,191	92,150
Enbridge Income Fund Holdings, Inc.	2,699	82,532
Enerflex Ltd.	13,717	155,274
Ensign Energy Services, Inc.	29,933	282,244
Freehold Royalties Ltd. (b)	4,887	68,984
Gibson Energy, Inc.	15,373	294,713
Gran Tierra Energy, Inc. *	30,190	87,795
Keyera Corp.	10,130	332,324
Lightstream Resources Ltd.	206,365	178,549
MEG Energy Corp. *	4,168	66,782
Mullen Group Ltd.	13,249	221,303
Newalta Corp.	7,556	90,073
NuVista Energy Ltd. *	11,871	73,228
Parkland Fuel Corp.	13,709	278,189
Pason Systems, Inc.	3,957	70,533
Peyto Exploration & Development Corp.	6,268	169,272
Precision Drilling Corp.	46,662	308,027
Savanna Energy Services Corp.	34,608	47,410
ShawCor Ltd.	5,807	177,199
Trican Well Service Ltd.	47,686	147,843
Trilogy Energy Corp.	8,025	46,739
Trinidad Drilling Ltd.	35,547	130,142
Veresen, Inc. (b)	20,067	298,533
		4,145,284
Food & Staples Retailing 0.2%
The Jean Coutu Group PJC, Inc., A Shares	9,486	177,219
The North West Co., Inc.	11,689	222,871
		400,090
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Cott Corp.	23,669	226,403
Maple Leaf Foods, Inc.	16,389	310,515
Rogers Sugar, Inc.	22,088	81,575
		618,493
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	6,998	240,508
Materials 1.8%
Agnico Eagle Mines Ltd.	14,180	454,623
Alamos Gold, Inc.	11,338	73,937
Canexus Corp.	22,931	27,188
Canfor Corp. *	6,533	134,350
Cascades, Inc.	32,776	203,233
CCL Industries, Inc., Class B	1,569	181,668
Centerra Gold, Inc.	37,273	229,326
Chemtrade Logistics Income Fund	6,627	109,366
Dominion Diamond Corp.	6,830	127,380
Eldorado Gold Corp.	45,271	217,243
Franco-Nevada Corp.	2,581	132,250
HudBay Minerals, Inc.	24,292	216,405
IAMGOLD Corp. *	160,276	324,853
Labrador Iron Ore Royalty Corp.	5,163	67,999
Lundin Mining Corp. *	53,827	242,777
Major Drilling Group International, Inc.	17,943	93,003
Methanex Corp.	6,717	371,406
Nevsun Resources Ltd.	18,229	75,355
New Gold, Inc. *	30,383	98,336
Pan American Silver Corp.	18,695	176,429
SEMAFO, Inc. *	30,387	89,828
Sherritt International Corp.	153,918	294,704
Silver Wheaton Corp.	9,493	180,620
Thompson Creek Metals Co., Inc. *(b)	57,695	51,767
West Fraser Timber Co., Ltd.	7,187	394,860
		4,568,906
Media 0.3%
Aimia, Inc.	23,389	272,817
Cineplex, Inc.	6,440	253,060
Cogeco Cable, Inc.	2,590	136,612
Corus Entertainment, Inc., B Shares	11,704	165,398
Entertainment One Ltd.	13,443	66,197
		894,084
Real Estate 0.4%
Boardwalk Real Estate Investment Trust	1,754	81,935
Calloway Real Estate Investment Trust	5,336	123,584
Canadian Real Estate Investment Trust	2,032	70,178
Cominar Real Estate Investment Trust	1,380	19,999
Dream Office Real Estate Investment Trust	2,224	46,271
First Capital Realty, Inc.	5,989	90,201
FirstService Corp.	1,032	67,125
Granite Real Estate Investment Trust	4,515	145,985
H&R Real Estate Investment Trust	9,476	171,642
RioCan Real Estate Investment Trust	11,709	259,835
		1,076,755
Retailing 0.3%
Dollarama, Inc.	5,338	294,557
Hudson's Bay Co.	7,847	160,115

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Reitmans (Canada) Ltd., Class A	35,425	180,495
Sears Canada, Inc. *(b)	20,802	176,815
		811,982
Software & Services 0.2%
Constellation Software, Inc.	278	113,360
DH Corp.	7,084	231,659
Open Text Corp.	3,497	148,397
		493,416
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	6,009	134,020
Transportation 0.1%
TransForce, Inc.	13,810	293,736
Westshore Terminals Investment Corp.	3,227	85,803
		379,539
Utilities 0.3%
Capital Power Corp.	14,633	281,934
Just Energy Group, Inc. (b)	33,398	181,405
Northland Power, Inc.	5,896	79,117
Superior Plus Corp.	30,368	333,786
		876,242
		19,828,177
Denmark 1.3%
Banks 0.2%
Jyske Bank A/S - Reg’d *	4,784	230,247
Sydbank A/S	8,104	313,575
		543,822
Capital Goods 0.1%
NKT Holding A/S	4,140	244,334
Rockwool International A/S, B Shares	920	135,201
		379,535
Consumer Durables & Apparel 0.1%
Pandora A/S	2,868	287,866
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	2,785	99,331
Schouw & Co.	2,760	150,276
		249,607
Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	3,036	228,881
GN Store Nord A/S	7,912	170,688
William Demant Holding A/S *	930	76,467
		476,036
Insurance 0.1%
Topdanmark A/S *	4,608	126,091
Tryg A/S	8,795	175,391
		301,482
Materials 0.2%
Chr Hansen Holding A/S	3,134	152,723
Novozymes A/S, B Shares	8,004	384,280
		537,003
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	8,924	174,160
Software & Services 0.1%
SimCorp A/S	4,050	151,770
Security	Number of Shares	Value ($)
Transportation 0.1%
D/S Norden A/S *(b)	10,062	224,760
Dfds A/S	1,217	142,183
		366,943
		3,468,224
Finland 1.4%
Capital Goods 0.4%
Cargotec Oyj, B Shares	6,229	237,109
Cramo Oyj	6,913	149,763
Konecranes Oyj	7,728	237,656
Outotec Oyj (b)	28,441	181,631
Ramirent Oyj	10,212	76,020
Uponor Oyj	8,832	142,533
		1,024,712
Commercial & Professional Services 0.1%
Caverion Corp.	18,311	182,484
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	14,726	374,561
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	10,401	48,121
Materials 0.4%
Huhtamaki Oyj	13,376	449,769
Kemira Oyj	18,676	219,701
Metsa Board Oyj	29,265	184,487
Outokumpu Oyj *	36,358	197,472
Tikkurila Oyj	4,600	88,206
		1,139,635
Media 0.1%
Sanoma Oyj	51,179	243,294
Real Estate 0.0%
Sponda Oyj	18,311	71,508
Retailing 0.1%
Stockmann Oyj Abp, B Shares *(b)	14,740	105,850
Software & Services 0.1%
Tieto Oyj	13,897	317,518
		3,507,683
France 4.5%
Automobiles & Components 0.1%
Plastic Omnium S.A.	4,692	133,052
Banks 0.1%
Natixis S.A.	53,844	402,952
Capital Goods 0.3%
Areva S.A. *	7,452	70,344
Mersen	5,244	141,719
Saft Groupe S.A.	4,608	185,105
Zodiac Aerospace	11,684	425,476
		822,644
Commercial & Professional Services 0.5%
Bureau Veritas S.A.	12,811	293,056
Derichebourg S.A. *	46,567	158,931
Edenred	13,432	338,702
Societe BIC S.A.	2,678	440,551
		1,231,240

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Beneteau S.A.	5,341	82,008
SEB S.A.	3,970	351,204
		433,212
Diversified Financials 0.1%
Eurazeo S.A.	4,340	290,248
Energy 0.1%
Bourbon S.A. (b)	8,774	164,491
Etablissements Maurel et Prom *	11,710	91,524
		256,015
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	1,748	125,832
Vilmorin & Cie S.A.	737	57,603
		183,435
Health Care Equipment & Services 0.1%
BioMerieux	1,474	164,349
Orpea	1,939	136,414
		300,763
Insurance 0.1%
Euler Hermes Group	2,084	230,307
Materials 0.3%
Eramet *(b)	1,753	140,357
Imerys S.A.	4,600	343,695
Vicat	3,059	214,974
		699,026
Media 0.5%
Havas S.A.	26,220	214,448
IPSOS	4,999	133,481
JCDecaux S.A.	5,244	213,585
Metropole Television S.A.	14,812	281,830
Societe Television Francaise 1	20,976	353,580
Technicolor S.A. - Reg'd	41,586	266,217
		1,463,141
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	2,948	157,174
Real Estate 0.7%
Fonciere Des Regions	4,048	355,930
Gecina S.A.	2,024	265,505
ICADE	3,956	307,895
Klepierre	13,347	591,904
Mercialys S.A.	5,152	122,401
Nexity S.A.	8,280	332,928
		1,976,563
Retailing 0.1%
Groupe Fnac *	2,330	156,029
Software & Services 0.4%
Alten S.A.	3,413	160,413
Altran Technologies S.A.	15,272	162,076
Dassault Systemes S.A.	4,805	374,921
Sopra Steria Group	954	83,590
UBISOFT Entertainment *	18,408	331,786
		1,112,786
Technology Hardware & Equipment 0.2%
Ingenico Group	1,750	216,707
Neopost S.A.	6,101	289,326
		506,033
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Iliad S.A.	933	211,074
Transportation 0.4%
Aeroports de Paris	2,861	353,345
Bollore S.A.	46,000	262,045
Groupe Eurotunnel SE - Reg'd	24,301	365,401
Norbert Dentressangle S.A.	601	144,696
		1,125,487
		11,691,181
Germany 3.4%
Automobiles & Components 0.2%
ElringKlinger AG	2,576	70,294
Grammer AG	2,311	84,903
Leoni AG	5,530	359,101
SAF-Holland S.A.	4,355	65,866
		580,164
Banks 0.1%
Aareal Bank AG	3,050	120,764
Capital Goods 0.7%
Bauer AG	4,143	73,969
BayWa AG	4,048	141,551
Deutz AG	22,938	132,782
DMG MORI SEIKI AG	6,164	215,780
Duerr AG	1,386	141,424
Heidelberger Druckmaschinen AG *(b)	55,501	147,679
Indus Holding AG	4,248	223,876
KION Group AG	1,583	75,018
Krones AG	1,564	171,092
Norma Group SE	1,680	89,929
Pfeiffer Vacuum Technology AG	1,309	120,837
SGL Carbon SE *(b)	6,410	104,993
Vossloh AG	2,300	140,958
		1,779,888
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	2,125	67,306
HUGO BOSS AG	1,472	167,758
Puma SE	465	74,329
		309,393
Diversified Financials 0.0%
Aurelius AG	1,952	95,940
Health Care Equipment & Services 0.3%
Celesio AG	13,994	406,495
Rhoen-Klinikum AG	11,408	317,557
		724,052
Insurance 0.0%
Talanx AG *	3,041	91,152
Materials 0.5%
Evonik Industries AG	8,137	303,314
Fuchs Petrolub SE	2,576	102,914
Symrise AG	7,651	486,179
Wacker Chemie AG	2,854	309,237
		1,201,644
Media 0.2%
Axel Springer SE	4,784	260,097
Kabel Deutschland Holding AG *	1,475	198,905
		459,002

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	3,320	189,056
STADA Arzneimittel AG	6,812	235,962
		425,018
Real Estate 0.1%
Deutsche Euroshop AG	3,320	160,173
GAGFAH S.A.	7,914	152,013
		312,186
Retailing 0.1%
Fielmann AG	2,125	145,585
Takkt AG	5,555	104,204
		249,789
Semiconductors & Semiconductor Equipment 0.1%
AIXTRON SE *(b)	14,293	108,234
Kontron AG *	16,014	80,253
SMA Solar Technology AG *(b)	5,091	94,969
		283,456
Software & Services 0.3%
Bechtle AG	2,398	175,857
Software AG	10,126	285,257
United Internet AG - Reg'd	4,708	219,162
Wirecard AG	923	38,180
		718,456
Technology Hardware & Equipment 0.1%
Jenoptik AG	5,803	74,055
Wincor Nixdorf AG	6,130	228,233
		302,288
Telecommunication Services 0.2%
Drillisch AG	1,840	85,372
Telefonica Deutschland Holding AG	64,781	357,599
		442,971
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide (b)	4,416	289,327
Hamburger Hafen und Logistik AG	4,324	93,201
Sixt SE	5,207	225,322
		607,850
		8,704,013
Hong Kong 2.7%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	193,200	116,395
Banks 0.1%
The Bank of East Asia Ltd.	92,000	415,401
Capital Goods 0.0%
Johnson Electric Holdings Ltd.	33,871	121,474
Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	89,090	307,443
Consumer Services 0.3%
Cafe de Coral Holdings Ltd.	30,360	116,520
Galaxy Entertainment Group Ltd.	36,435	174,383
MGM China Holdings Ltd.	33,140	60,281
SJM Holdings Ltd.	200,760	257,181
Wynn Macau Ltd.	81,605	153,913
		762,278
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
First Pacific Co., Ltd.	331,200	313,616
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	20,240	186,613
Media 0.1%
Television Broadcasts Ltd.	26,220	161,178
Real Estate 0.9%
Great Eagle Holdings Ltd.	13,800	52,162
Hang Lung Group Ltd.	46,000	232,624
Hang Lung Properties Ltd.	96,600	305,320
Henderson Land Development Co., Ltd.	34,040	274,681
Hongkong Land Holdings Ltd.	59,800	514,878
Hysan Development Co., Ltd.	13,800	63,022
Sino Land Co., Ltd.	193,200	330,991
Swire Properties Ltd.	54,298	184,927
Wheelock & Co., Ltd.	84,490	455,610
		2,414,215
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	69,000	150,790
Giordano International Ltd.	202,400	114,627
Luk Fook Holdings International Ltd.	49,500	157,730
		423,147
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	23,460	309,307
Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	312,800	134,376
Transportation 0.6%
Cathay Pacific Airways Ltd.	175,750	450,284
MTR Corp., Ltd.	92,000	440,918
Orient Overseas International Ltd.	65,060	360,486
Pacific Basin Shipping Ltd.	544,120	202,864
		1,454,552
		7,119,995
Ireland 1.1%
Capital Goods 0.5%
DCC plc	6,626	525,769
Fly Leasing Ltd. ADR	6,567	101,920
Grafton Group plc	31,305	390,280
Kingspan Group plc	13,446	306,329
		1,324,298
Consumer Services 0.1%
Paddy Power plc	2,143	189,703
Food & Staples Retailing 0.0%
Fyffes plc	62,660	80,307
Food, Beverage & Tobacco 0.1%
C&C Group plc	39,284	151,387
Glanbia plc	9,667	190,136
		341,523
Health Care Equipment & Services 0.1%
UDG Healthcare plc	38,562	312,166
Materials 0.1%
James Hardie Industries plc CDI	16,572	224,018
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	2,141	138,887

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
Aer Lingus Group plc	34,560	92,072
Irish Continental Group plc	21,004	96,256
		188,328
		2,799,230
Israel 1.1%
Banks 0.3%
Bank Hapoalim B.M.	64,308	337,374
Israel Discount Bank Ltd., A Shares *	93,294	166,121
Mizrahi Tefahot Bank Ltd.	10,397	118,279
		621,774
Capital Goods 0.1%
Discount Investment Corp., Ltd. - Reg'd	40,762	63,311
Elbit Systems Ltd.	2,944	215,924
		279,235
Energy 0.2%
Delek Group Ltd.	552	159,489
Oil Refineries Ltd. *	412,904	154,728
Paz Oil Co., Ltd.	1,288	191,397
		505,614
Food & Staples Retailing 0.0%
Shufersal Ltd. *	35,111	80,576
Materials 0.1%
The Israel Corp., Ltd.	651	232,172
Software & Services 0.3%
Check Point Software Technologies Ltd. *	6,533	553,476
NICE-Systems Ltd.	3,220	202,215
		755,691
Telecommunication Services 0.1%
B Communications Ltd. *	4,143	64,563
Cellcom Israel Ltd. *	31,408	129,302
Partner Communications Co., Ltd. *	41,892	100,144
		294,009
		2,769,071
Italy 2.4%
Automobiles & Components 0.1%
Piaggio & C S.p.A.	42,335	136,921
Banks 0.5%
Banca Carige S.p.A. *	20,469	147,888
Banca Popolare di Milano Scarl	487,900	504,152
Banca Popolare di Sondrio Scarl	63,048	302,481
Credito Valtellinese Scarl *	178,866	244,144
		1,198,665
Capital Goods 0.1%
Astaldi S.p.A. (b)	9,476	82,437
C.I.R. - Compagnie Industriali Riunite S.p.A *	147,390	170,155
Danieli & C Officine Meccaniche S.p.A.	4,250	73,861
		326,453
Consumer Durables & Apparel 0.2%
De'Longhi S.p.A.	4,976	118,001
Geox S.p.A. *(b)	24,932	96,107
Prada S.p.A.	22,825	125,292
Security	Number of Shares	Value ($)
Safilo Group S.p.A. *(b)	7,919	114,255
Tod's S.p.A. (b)	1,198	110,262
		563,917
Consumer Services 0.2%
Autogrill S.p.A. *	18,147	166,923
International Game Technology plc *	17,313	313,192
		480,115
Energy 0.2%
ERG S.p.A.	21,344	264,659
Saras S.p.A. *	169,024	280,003
		544,662
Food & Staples Retailing 0.0%
MARR S.p.A.	3,969	73,017
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	18,768	143,005
Parmalat S.p.A.	61,917	163,462
		306,467
Health Care Equipment & Services 0.1%
Sorin S.p.A. *	42,092	124,137
Insurance 0.1%
Mediolanum S.p.A.	11,978	101,774
Societa Cattolica di Assicurazioni Scarl	11,064	86,608
Unipol Gruppo Finanziario S.p.A.	12,332	66,655
		255,037
Materials 0.1%
Buzzi Unicem S.p.A.	20,700	316,134
Media 0.0%
RCS MediaGroup S.p.A. *	81,512	110,009
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	8,196	172,076
Real Estate 0.0%
Beni Stabili S.p.A. (b)	129,168	96,226
Retailing 0.1%
World Duty Free S.p.A. *	12,164	134,427
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	9,695	82,588
Transportation 0.2%
Ansaldo STS S.p.A.	11,408	117,505
ASTM S.p.A.	9,936	134,860
Societa Iniziative Autostradali e Servizi S.p.A.	13,252	144,852
		397,217
Utilities 0.3%
ACEA S.p.A.	10,591	148,278
Enel Green Power S.p.A.	118,605	224,046
Hera S.p.A.	120,889	318,619
Iren S.p.A.	144,721	208,010
		898,953
		6,217,021
Japan 39.5%
Automobiles & Components 3.3%
Aisan Industry Co., Ltd.	11,040	103,109
Akebono Brake Industry Co., Ltd.	19,320	65,856
Calsonic Kansei Corp.	59,375	447,364
Exedy Corp.	9,660	252,213

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FCC Co., Ltd.	10,120	163,509
Futaba Industrial Co., Ltd.	38,640	184,334
G-Tekt Corp.	7,360	76,984
Keihin Corp.	16,850	282,836
Koito Manufacturing Co., Ltd.	13,435	529,410
KYB Co., Ltd.	59,800	221,187
Mitsuba Corp.	5,170	145,191
Mitsubishi Motors Corp.	28,980	270,195
Musashi Seimitsu Industry Co., Ltd.	7,360	154,560
NGK Spark Plug Co., Ltd.	14,635	445,200
Nifco, Inc.	6,105	254,344
Nippon Seiki Co., Ltd.	9,200	196,314
Nissan Shatai Co., Ltd.	25,590	358,811
Nissin Kogyo Co., Ltd.	9,660	163,939
NOK Corp.	15,370	510,290
Pacific Industrial Co., Ltd.	9,440	88,470
Press Kogyo Co., Ltd.	38,640	172,501
Riken Corp.	18,400	73,395
Sanden Holdings Corp.	23,000	110,093
Showa Corp.	14,260	150,075
Sumitomo Riko Co., Ltd.	18,400	160,135
Tachi-S Co., Ltd.	11,500	169,124
Takata Corp. *(b)	13,735	151,191
The Yokohama Rubber Co., Ltd.	39,100	442,059
Tokai Rika Co., Ltd.	13,645	352,959
Topre Corp.	3,220	54,594
Toyo Tire & Rubber Co., Ltd.	9,770	217,925
Toyoda Gosei Co., Ltd.	19,320	481,073
Toyota Boshoku Corp.	29,730	473,399
TS Tech Co., Ltd.	9,660	279,459
Unipres Corp.	14,260	317,732
Yorozu Corp.	5,060	107,361
		8,627,191
Banks 2.2%
Aozora Bank Ltd.	87,400	337,359
Fukuoka Financial Group, Inc.	84,490	455,488
Hokuhoku Financial Group, Inc.	158,725	376,044
North Pacific Bank Ltd.	29,450	124,117
Senshu Ikeda Holdings, Inc.	6,900	31,193
Seven Bank Ltd.	43,365	205,477
Shinsei Bank Ltd.	115,000	233,531
Suruga Bank Ltd.	9,200	196,388
The 77 Bank Ltd.	27,600	154,798
The Awa Bank Ltd.	27,600	169,032
The Bank of Kyoto Ltd.	18,400	210,845
The Chiba Bank Ltd.	41,400	327,277
The Chugoku Bank Ltd.	14,720	227,036
The Daishi Bank Ltd.	23,000	90,262
The Gunma Bank Ltd.	36,800	258,589
The Hachijuni Bank Ltd.	27,600	209,955
The Higo Bank Ltd.	8,199	52,130
The Hiroshima Bank Ltd.	27,600	163,027
The Hyakugo Bank Ltd.	18,400	87,481
The Iyo Bank Ltd.	17,310	212,164
The Joyo Bank Ltd.	32,200	174,629
The Juroku Bank Ltd.	23,000	86,925
The Kagoshima Bank Ltd.	9,200	64,721
The Keiyo Bank Ltd.	18,400	100,678
The Musashino Bank Ltd.	2,300	83,589
The Nishi-Nippon City Bank Ltd.	55,200	155,687
The Ogaki Kyoritsu Bank Ltd.	46,000	166,066
The San-In Godo Bank Ltd.	13,800	126,551
Security	Number of Shares	Value ($)
The Shiga Bank Ltd.	9,200	50,191
The Shizuoka Bank Ltd.	36,800	403,897
TOMONY Holdings, Inc.	9,660	43,826
Yamaguchi Financial Group, Inc.	18,400	234,272
		5,813,225
Capital Goods 7.1%
Aica Kogyo Co., Ltd.	7,360	165,295
Amada Holdings Co., Ltd.	35,360	362,447
Asahi Diamond Industrial Co., Ltd.	9,660	108,981
Central Glass Co., Ltd.	59,375	250,715
Chiyoda Corp.	20,885	185,297
Chudenko Corp.	3,975	76,396
CKD Corp.	10,120	106,668
COMSYS Holdings Corp.	23,920	348,117
Daifuku Co., Ltd.	11,960	181,961
Daihen Corp.	18,400	95,192
DMG Mori Seiki Co., Ltd.	11,960	238,149
Ebara Corp.	73,600	358,822
Fuji Electric Co., Ltd.	78,200	373,686
Fuji Machine Manufacturing Co., Ltd.	13,365	141,302
Fujikura Ltd.	96,600	537,121
Fujitec Co., Ltd.	10,120	118,248
Furukawa Co., Ltd.	32,200	56,826
Futaba Corp.	7,360	144,063
Glory Ltd.	9,660	305,147
GS Yuasa Corp.	50,600	223,040
Hazama Ando Corp.	10,888	59,487
Hitachi Construction Machinery Co., Ltd.	21,620	395,657
Hitachi Koki Co., Ltd.	9,660	84,305
Hitachi Zosen Corp.	41,240	231,299
Hoshizaki Electric Co., Ltd.	4,530	279,988
Inaba Denki Sangyo Co., Ltd.	6,900	236,311
Inabata & Co., Ltd.	21,160	221,498
Iseki & Co., Ltd.	32,200	60,977
Iwatani Corp.	48,060	313,700
Kandenko Co., Ltd.	46,000	284,314
Kanematsu Corp.	184,000	333,615
Keihan Electric Railway Co., Ltd.	50,600	290,320
Kitz Corp.	23,920	115,846
Komori Corp.	10,580	136,241
Kuroda Electric Co., Ltd.	12,880	228,860
Kyowa Exeo Corp.	28,980	342,356
Kyudenko Corp.	13,035	194,115
Mabuchi Motor Co., Ltd.	3,680	223,893
Maeda Corp.	22,080	156,577
Maeda Road Construction Co., Ltd.	13,800	271,897
Makino Milling Machine Co., Ltd.	13,800	136,337
Meidensha Corp.	27,600	102,309
Minebea Co., Ltd.	22,575	418,409
Mirait Holdings Corp.	20,725	235,984
MISUMI Group, Inc.	8,125	340,465
Miura Co., Ltd.	13,800	151,795
Nabtesco Corp.	11,500	297,474
Nachi-Fujikoshi Corp.	23,000	131,037
Namura Shipbuilding Co., Ltd.	8,005	64,184
NGK Insulators Ltd.	18,160	452,189
Nichias Corp.	25,760	161,499
Nichiha Corp.	7,280	98,498
Nippo Corp.	11,500	200,633
Nippon Densetsu Kogyo Co., Ltd.	9,660	168,765
Nippon Steel & Sumikin Bussan Corp.	41,400	151,795
Nishimatsu Construction Co., Ltd.	55,200	204,617

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nishio Rent All Co., Ltd.	1,870	49,276
Nisshinbo Holdings, Inc.	32,200	362,492
Nitta Corp.	2,760	76,509
Nitto Boseki Co., Ltd.	18,400	75,768
Nitto Kogyo Corp.	4,600	107,128
Noritz Corp.	9,660	172,813
NTN Corp.	86,605	513,649
Oiles Corp.	5,980	105,871
OKUMA Corp.	15,640	171,152
Okumura Corp.	27,600	126,329
OSG Corp.	8,390	176,664
Penta-Ocean Construction Co., Ltd.	50,600	207,954
Ryobi Ltd.	55,200	221,521
Sanki Engineering Co., Ltd.	19,320	155,687
Sankyo Tateyama, Inc.	9,200	148,867
Sanwa Holdings Corp.	29,440	256,928
Shinmaywa Industries Ltd.	17,700	180,002
SHO-BOND Holdings Co., Ltd.	1,577	69,132
Sintokogio Ltd.	16,040	152,393
Tadano Ltd.	5,980	80,475
Taikisha Ltd.	5,980	158,782
Takara Standard Co., Ltd.	15,640	115,320
Takasago Thermal Engineering Co., Ltd.	12,880	151,536
The Japan Steel Works Ltd.	73,600	342,215
The Nippon Road Co., Ltd.	13,800	69,392
THK Co., Ltd.	12,265	296,408
Toa Corp.	64,400	106,905
Toda Corp.	50,600	203,876
Toshiba Machine Co., Ltd.	18,400	87,185
Toshiba Plant Systems & Services Corp.	5,980	72,428
Totetsu Kogyo Co., Ltd.	5,060	109,114
Toyo Engineering Corp.	32,200	83,552
Trusco Nakayama Corp.	6,440	200,836
Tsubakimoto Chain Co.	16,560	148,526
Ushio, Inc.	19,320	285,219
Yamazen Corp.	21,365	199,713
Yuasa Trading Co., Ltd.	6,440	151,639
		18,347,975
Commercial & Professional Services 0.9%
Aeon Delight Co., Ltd.	3,220	88,223
Daiseki Co., Ltd.	4,600	87,556
Duskin Co., Ltd.	17,480	287,636
Kokuyo Co., Ltd.	28,980	253,614
Meitec Corp.	3,805	139,205
Moshi Moshi Hotline, Inc.	9,660	114,819
Nissha Printing Co., Ltd.	7,360	133,743
Nomura Co., Ltd.	8,155	91,542
Okamura Corp.	11,960	104,281
Park24 Co., Ltd.	9,660	170,711
Sato Holdings Corp.	4,600	119,175
Sohgo Security Services Co., Ltd.	11,610	407,910
Temp Holdings Co., Ltd.	5,980	211,308
Toppan Forms Co., Ltd.	18,400	240,055
		2,449,778
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	10,580	226,614
Asics Corp.	11,415	304,474
Casio Computer Co., Ltd. (b)	22,480	425,525
Fujitsu General Ltd.	7,085	97,515
Funai Electric Co., Ltd.	16,390	200,095
Gunze Ltd.	64,400	172,813
Security	Number of Shares	Value ($)
Haseko Corp.	28,430	333,339
Heiwa Corp.	3,680	71,438
Kurabo Industries Ltd.	79,520	167,889
Misawa Homes Co., Ltd.	8,401	76,364
Mizuno Corp.	27,600	142,565
Onward Holdings Co., Ltd.	46,000	315,823
PanaHome Corp.	20,240	148,748
Pioneer Corp. *	115,920	204,573
Rinnai Corp.	3,680	283,795
Sangetsu Co., Ltd.	14,659	218,417
Sankyo Co., Ltd.	9,660	358,081
Seiren Co., Ltd.	8,245	86,506
Tamron Co., Ltd.	4,140	94,813
Token Corp.	3,496	189,879
Tomy Co., Ltd.	23,000	127,145
TSI Holdings Co., Ltd.	25,685	185,867
Wacoal Holdings Corp.	23,000	276,715
Yamaha Corp.	26,620	542,718
		5,251,711
Consumer Services 0.9%
Accordia Golf Co., Ltd.	19,090	177,678
Doutor Nichires Holdings Co., Ltd.	7,547	144,621
Dynam Japan Holdings Co., Ltd.	56,615	106,780
HIS Co., Ltd.	7,360	230,417
McDonald's Holdings Co., Ltd. (b)	14,260	298,886
MOS Food Services, Inc.	4,600	94,747
Plenus Co., Ltd.	5,520	101,997
Resorttrust, Inc.	5,060	128,238
Round One Corp.	29,728	142,058
Royal Holdings Co., Ltd.	8,125	142,144
Saizeriya Co., Ltd.	9,660	191,807
St Marc Holdings Co., Ltd.	2,248	75,359
Tokyo Dome Corp.	18,400	77,102
Yoshinoya Holdings Co., Ltd.	15,180	174,314
Zensho Holdings Co., Ltd. *(b)	18,860	173,258
		2,259,406
Diversified Financials 0.6%
Acom Co., Ltd. *	40,970	132,060
AEON Financial Service Co., Ltd.	8,195	199,435
Aiful Corp. *	24,019	74,131
Century Tokyo Leasing Corp.	3,220	100,937
Daiwa Securities Group, Inc.	46,000	365,976
Fuyo General Lease Co., Ltd.	1,200	50,864
Hitachi Capital Corp.	3,680	88,519
Jaccs Co., Ltd.	22,575	106,785
Mitsubishi UFJ Lease & Finance Co., Ltd.	31,740	167,531
Orient Corp. *	86,940	152,029
SBI Holdings, Inc.	14,090	202,559
		1,640,826
Energy 0.3%
Japan Petroleum Exploration Co., Ltd.	6,900	231,029
San-Ai Oil Co., Ltd.	60,910	409,355
Shinko Plantech Co., Ltd.	18,400	154,353
		794,737
Food & Staples Retailing 1.8%
Ain Pharmaciez, Inc.	4,140	164,973
Arcs Co., Ltd.	12,420	260,620
Cawachi Ltd.	10,580	159,687
Cocokara fine, Inc.	8,405	231,638

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cosmos Pharmaceutical Corp.	920	125,143
FamilyMart Co., Ltd.	8,865	372,902
Heiwado Co., Ltd.	11,510	257,478
Kato Sangyo Co., Ltd.	13,340	292,395
Matsumotokiyoshi Holdings Co., Ltd.	11,040	446,600
Ministop Co., Ltd.	4,069	62,431
Mitsubishi Shokuhin Co., Ltd.	8,740	195,161
San-A Co., Ltd.	3,680	151,832
Sugi Holdings Co., Ltd.	5,060	246,282
Sundrug Co., Ltd.	5,520	292,692
Tsuruha Holdings, Inc.	5,645	425,326
Valor Co., Ltd.	17,310	355,420
Welcia Holdings Co., Ltd.	3,784	174,419
Yaoko Co., Ltd.	4,021	161,203
Yokohama Reito Co., Ltd.	23,920	164,806
		4,541,008
Food, Beverage & Tobacco 2.4%
Calbee, Inc.	5,060	194,702
Coca-Cola East Japan Co., Ltd.	10,120	187,647
Dydo Drinco, Inc.	3,680	162,508
Ezaki Glico Co., Ltd.	8,740	383,139
Fuji Oil Co., Ltd.	15,180	241,348
Hokuto Corp.	5,520	105,778
House Foods Group, Inc.	13,895	264,363
Ito En Ltd.	14,260	309,113
Itoham Foods, Inc.	55,200	274,454
J-Oil Mills, Inc.	32,200	109,500
Kagome Co., Ltd.	13,800	210,845
Kikkoman Corp.	17,050	478,134
Megmilk Snow Brand Co., Ltd.	27,600	349,406
Mitsui Sugar Co., Ltd.	18,400	65,982
Morinaga & Co., Ltd.	50,600	192,459
Morinaga Milk Industry Co., Ltd.	102,890	357,352
Nichirei Corp.	82,005	461,255
Nippon Flour Mills Co., Ltd.	43,290	238,262
Nippon Suisan Kaisha Ltd.	68,540	203,253
Prima Meat Packers Ltd.	50,600	141,082
Sapporo Holdings Ltd.	73,600	277,568
Takara Holdings, Inc.	28,980	219,986
The Nisshin Oillio Group Ltd.	55,200	205,952
Warabeya Nichiyo Co., Ltd.	9,660	214,148
Yakult Honsha Co., Ltd.	5,910	329,564
		6,177,800
Health Care Equipment & Services 0.8%
Hogy Medical Co., Ltd.	920	44,927
Miraca Holdings, Inc.	7,750	374,713
Nichii Gakkan Co.	16,570	137,666
Nihon Kohden Corp.	7,218	175,077
Nikkiso Co., Ltd.	11,725	111,680
Nipro Corp.	25,760	248,269
Paramount Bed Holdings Co., Ltd.	2,330	63,744
Ship Healthcare Holdings, Inc.	4,630	94,432
Sysmex Corp.	6,730	391,017
Toho Holdings Co., Ltd.	21,160	446,578
		2,088,103
Household & Personal Products 0.6%
Earth Chemical Co., Ltd.	2,300	84,609
Fancl Corp.	11,500	132,890
Kobayashi Pharmaceutical Co., Ltd.	3,220	209,399
Kose Corp.	3,680	240,796
Lion Corp.	41,400	293,582
Security	Number of Shares	Value ($)
Mandom Corp.	4,140	161,303
Pigeon Corp.	5,520	145,011
Pola Orbis Holdings, Inc.	3,330	183,010
		1,450,600
Insurance 0.1%
Sony Financial Holdings, Inc.	17,763	311,473
Materials 4.3%
ADEKA Corp.	20,240	281,186
Aichi Steel Corp.	42,720	205,863
Asahi Holdings, Inc.	9,660	173,046
Chugoku Marine Paints Ltd.	13,800	108,203
Daido Steel Co., Ltd.	60,170	291,892
Daio Paper Corp.	23,000	240,018
Dowa Holdings Co., Ltd.	41,400	372,315
FP Corp.	4,140	154,130
Fuji Seal International, Inc.	3,220	90,688
Fujimori Kogyo Co., Ltd.	2,120	66,626
Hitachi Metals Ltd.	18,400	306,481
Hokuetsu Kishu Paper Co., Ltd.	46,000	253,177
Ishihara Sangyo Kaisha Ltd. *	119,600	123,363
Kansai Paint Co., Ltd.	15,860	274,526
Konishi Co., Ltd.	2,760	54,846
Kureha Corp.	32,200	132,075
Kyoei Steel Ltd.	6,900	124,772
Lintec Corp.	11,415	262,068
Maruichi Steel Tube Ltd.	9,200	243,910
Mitsubishi Gas Chemical Co., Inc.	73,600	428,214
Mitsubishi Steel Manufacturing Co., Ltd.	64,400	145,827
Nihon Parkerizing Co., Ltd.	9,968	109,082
Nippon Denko Co., Ltd.	46,000	108,610
Nippon Kayaku Co., Ltd.	23,000	257,440
Nippon Light Metal Holdings Co., Ltd.	186,735	329,546
Nippon Paint Holdings Co., Ltd.	8,205	255,218
Nippon Shokubai Co., Ltd.	23,000	318,788
Nippon Soda Co., Ltd.	29,900	179,985
Nissan Chemical Industries Ltd.	17,310	377,460
Nisshin Steel Co., Ltd.	20,156	261,990
Nittetsu Mining Co., Ltd.	27,600	121,658
NOF Corp.	27,600	213,514
Pacific Metals Co., Ltd. *	46,000	151,610
Rengo Co., Ltd.	73,600	326,202
Sakata INX Corp.	7,545	74,845
Sanyo Chemical Industries Ltd.	13,800	101,197
Sanyo Special Steel Co., Ltd.	40,975	194,482
Sumitomo Bakelite Co., Ltd.	50,600	236,496
Sumitomo Osaka Cement Co., Ltd.	82,800	297,585
The Nippon Synthetic Chemical Industry Co., Ltd.	9,200	67,242
Toagosei Co., Ltd.	69,000	297,474
Toho Zinc Co., Ltd.	36,800	134,929
Tokai Carbon Co., Ltd.	55,200	167,697
Tokuyama Corp. *	136,625	293,959
Tokyo Ohka Kogyo Co., Ltd.	5,520	167,920
Tokyo Steel Manufacturing Co., Ltd.	38,465	300,045
Topy Industries Ltd.	82,005	219,394
Toyo Ink SC Holdings Co., Ltd.	50,175	230,062
Toyo Kohan Co., Ltd.	20,700	97,416
Toyobo Co., Ltd.	216,200	346,700
UACJ Corp.	42,140	111,382
Yamato Kogyo Co., Ltd.	5,980	144,326

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Yodogawa Steel Works Ltd.	41,400	188,159
Zeon Corp.	25,725	241,298
		11,256,937
Media 0.7%
Asatsu-DK, Inc.	10,885	277,618
Avex Group Holdings, Inc.	9,200	172,072
CyberAgent, Inc.	2,825	131,353
Daiichikosho Co., Ltd.	7,930	260,403
SKY Perfect JSAT Holdings, Inc.	36,800	204,025
Toei Co., Ltd.	13,800	101,864
Toho Co., Ltd.	11,960	302,144
Tokyo Broadcasting System Holdings, Inc.	9,660	127,897
TV Asahi Holdings Corp.	4,996	85,350
Zenrin Co., Ltd.	5,060	66,178
		1,728,904
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Hisamitsu Pharmaceutical Co., Inc.	8,740	354,967
Kaken Pharmaceutical Co., Ltd.	6,900	226,580
Kissei Pharmaceutical Co., Ltd.	4,140	109,593
KYORIN Holdings, Inc.	7,650	160,897
Mochida Pharmaceutical Co., Ltd.	2,760	155,020
Nichi-iko Pharmaceutical Co., Ltd.	3,680	85,406
Nippon Shinyaku Co., Ltd.	3,650	111,622
Rohto Pharmaceutical Co., Ltd.	11,960	169,336
Santen Pharmaceutical Co., Ltd.	33,534	466,684
Sawai Pharmaceutical Co., Ltd.	2,300	132,890
Sumitomo Dainippon Pharma Co., Ltd.	22,105	251,519
Tsumura & Co.	10,504	229,811
		2,454,325
Real Estate 1.2%
Advance Residence Investment Corp.	59	142,538
Aeon Mall Co., Ltd.	9,660	177,950
Frontier Real Estate Investment Corp.	9	42,717
Japan Excellent, Inc.	92	116,395
Japan Prime Realty Investment Corp.	35	115,496
Japan Real Estate Investment Corp.	55	253,515
Japan Retail Fund Investment Corp.	128	257,248
Kenedix Office Investment Corp.	17	89,045
Leopalace21 Corp. *	36,180	209,625
MID REIT, Inc.	29	86,466
Mori Trust Sogo REIT, Inc.	38	71,165
Nippon Accommodations Fund, Inc.	13	49,917
Nippon Building Fund, Inc.	68	318,369
Nomura Real Estate Holdings, Inc.	18,400	378,691
Nomura Real Estate Office Fund, Inc.	32	146,468
NTT Urban Development Corp.	9,200	95,933
Orix JREIT, Inc.	93	132,499
Relo Holdings, Inc.	1,115	89,940
Tokyo Tatemono Co., Ltd.	23,000	178,670
Top REIT, Inc.	14	58,890
United Urban Investment Corp.	93	139,468
		3,151,005
Retailing 2.5%
ABC-Mart, Inc.	1,840	106,757
Adastria Holdings Co., Ltd.	6,716	192,125
Alpen Co., Ltd.	9,200	144,418
AOKI Holdings, Inc.	7,475	106,558
Aoyama Trading Co., Ltd.	12,640	483,314
Arcland Sakamoto Co., Ltd.	4,792	112,526
Security	Number of Shares	Value ($)
ASKUL Corp. (b)	4,450	112,958
Autobacs Seven Co., Ltd.	25,760	415,789
Bic Camera, Inc. (b)	15,090	150,298
Canon Marketing Japan, Inc.	16,930	300,550
Chiyoda Co., Ltd.	8,195	181,473
DCM Holdings Co., Ltd.	50,140	459,804
Don Quijote Holdings Co., Ltd.	5,715	442,113
Doshisha Co., Ltd.	7,360	120,991
Geo Holdings Corp.	25,528	291,290
Gulliver International Co., Ltd.	11,040	90,921
H2O Retailing Corp.	20,240	375,458
Happinet Corp.	6,440	70,163
Hikari Tsushin, Inc.	2,576	181,635
Izumi Co., Ltd.	5,980	238,053
Kohnan Shoji Co., Ltd.	18,400	210,252
Komeri Co., Ltd.	9,200	213,217
Rakuten, Inc.	20,240	333,215
Ryohin Keikaku Co., Ltd.	2,425	411,739
Sanrio Co., Ltd. (b)	5,014	140,810
United Arrows Ltd.	3,056	99,613
USS Co., Ltd.	18,410	345,962
Xebio Co., Ltd.	11,500	226,951
		6,558,953
Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	12,425	148,686
Disco Corp.	2,035	190,225
Sanken Electric Co., Ltd.	13,800	100,085
SCREEN Holdings Co., Ltd.	25,060	193,259
Shinko Electric Industries Co., Ltd.	19,320	157,400
Sumco Corp.	16,381	248,431
Tokyo Seimitsu Co., Ltd.	4,515	105,184
Ulvac, Inc.	6,900	118,989
		1,262,259
Software & Services 2.0%
Capcom Co., Ltd.	9,660	187,370
Dena Co., Ltd.	27,993	598,005
DTS Corp.	4,140	88,808
Fuji Soft, Inc.	4,600	94,228
Gree, Inc. (b)	26,340	165,136
Internet Initiative Japan, Inc.	3,780	62,505
IT Holdings Corp.	23,460	460,523
Itochu Techno-Solutions Corp.	9,968	235,996
NEC Networks & System Integration Corp.	9,660	206,597
NET One Systems Co., Ltd.	32,660	243,710
Nexon Co., Ltd.	11,500	155,038
Nihon Unisys Ltd.	19,320	183,088
Nomura Research Institute Ltd.	12,545	482,714
NS Solutions Corp.	4,140	134,280
NSD Co., Ltd.	7,360	96,496
Obic Co., Ltd.	4,083	167,472
Otsuka Corp.	8,670	421,990
SCSK Corp.	4,600	125,106
Square Enix Holdings Co., Ltd.	10,120	221,573
Transcosmos, Inc.	4,140	97,649
Trend Micro, Inc.	9,660	340,176
Yahoo Japan Corp.	78,952	353,740
		5,122,200
Technology Hardware & Equipment 2.8%
Alps Electric Co., Ltd.	21,265	546,640
Amano Corp.	15,180	207,709

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Anritsu Corp.	21,620	153,663
Azbil Corp.	13,255	361,563
Canon Electronics, Inc.	6,660	136,211
Citizen Holdings Co., Ltd.	47,380	345,915
Daiwabo Holdings Co., Ltd.	96,600	186,046
Eizo Corp.	5,520	129,888
Hamamatsu Photonics K.K.	9,968	308,049
Hirose Electric Co., Ltd.	2,394	342,234
Hitachi High-Technologies Corp.	14,830	420,061
Hitachi Kokusai Electric, Inc.	4,600	68,391
Horiba Ltd.	5,980	239,258
Hosiden Corp.	60,630	442,651
Japan Aviation Electronics Industry Ltd.	6,005	165,011
Macnica Fuji Electronics Holdings, Inc. *	6,073	82,706
Melco Holdings, Inc.	4,140	81,235
Mitsumi Electric Co., Ltd.	43,180	304,812
Nichicon Corp.	12,420	105,289
Nippon Chemi-Con Corp.	33,890	108,420
Oki Electric Industry Co., Ltd.	69,000	143,455
Riso Kagaku Corp.	4,600	91,225
Ryosan Co., Ltd.	13,255	342,871
Ryoyo Electro Corp.	11,500	140,489
Shimadzu Corp.	32,200	428,659
Siix Corp.	4,140	121,269
Taiyo Yuden Co., Ltd.	21,910	328,928
The Nippon Signal Co., Ltd.	9,660	106,179
Toshiba TEC Corp.	32,200	171,515
Wacom Co., Ltd.	17,125	66,654
Yaskawa Electric Corp.	19,875	280,279
Yokogawa Electric Corp.	25,300	300,309
		7,257,584
Transportation 1.5%
Fukuyama Transporting Co., Ltd.	36,800	219,445
Hitachi Transport System, Ltd.	13,800	232,419
Japan Airport Terminal Co., Ltd.	2,690	157,158
Keikyu Corp.	39,560	305,080
Keio Corp.	57,260	423,584
Keisei Electric Railway Co., Ltd.	20,735	240,108
Kintetsu World Express, Inc.	4,990	254,536
Konoike Transport Co., Ltd.	8,108	100,946
Mitsubishi Logistics Corp.	13,560	192,864
Mitsui-Soko Holdings Co., Ltd.	23,000	74,507
Nankai Electric Railway Co., Ltd.	46,000	209,066
Nippon Konpo Unyu Soko Co., Ltd.	12,880	237,371
Nishi-Nippon Railroad Co., Ltd.	59,375	255,021
Sankyu, Inc.	74,406	397,527
Senko Co., Ltd.	27,175	169,057
Sotetsu Holdings, Inc.	36,800	169,921
The Sumitomo Warehouse Co., Ltd.	23,000	129,554
		3,768,164
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	8,961	231,797
		102,545,961
Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	—
Commercial & Professional Services 0.1%
Regus plc	58,146	229,096
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	69,772	253,829
Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR (b)	13,070	196,571
Materials 0.1%
Ternium S.A. ADR	14,369	280,483
Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	6,628	47,523
Telecommunication Services 0.1%
Colt Group S.A. *	93,966	214,794
		1,222,296
Netherlands 1.9%
Capital Goods 0.5%
Aalberts Industries N.V.	10,120	312,382
AerCap Holdings N.V. *	5,436	262,233
Arcadis N.V.	6,624	187,801
Heijmans N.V. CVA *	5,442	67,837
Royal Imtech N.V. *(b)	43,248	191,035
Sensata Technologies Holding N.V. *	4,048	223,004
TKH Group N.V.	2,953	112,941
		1,357,233
Commercial & Professional Services 0.1%
USG People N.V.	23,012	317,257
Consumer Durables & Apparel 0.1%
TomTom N.V. *	14,656	163,332
Diversified Financials 0.0%
BinckBank N.V.	8,007	74,266
Energy 0.3%
Core Laboratories N.V. (b)	1,393	163,650
Koninklijke Vopak N.V.	4,784	237,596
SBM Offshore N.V. *	30,648	407,579
		808,825
Food & Staples Retailing 0.2%
Sligro Food Group N.V.	4,158	160,464
X5 Retail Group N.V. GDR - Reg’d *	16,667	324,173
		484,637
Food, Beverage & Tobacco 0.2%
Corbion N.V.	16,676	323,422
Wessanen	16,385	141,482
		464,904
Materials 0.1%
Koninklijke Ten Cate N.V.	7,091	154,513
Real Estate 0.2%
Eurocommercial Properties N.V.	3,036	135,637
Vastned Retail N.V.	3,036	139,997
Wereldhave N.V.	2,689	162,263
		437,897
Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	5,245	256,294
NXP Semiconductor N.V. *	3,604	404,549
		660,843
Software & Services 0.0%
Yandex N.V., Class A *	4,421	79,711
		5,003,418

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
New Zealand 0.8%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	64,400	202,999
Energy 0.0%
Z Energy Ltd.	26,601	96,532
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	30,189	141,774
Materials 0.1%
Nuplex Industries Ltd.	58,332	168,100
Media 0.1%
SKY Network Television Ltd.	41,768	188,722
Real Estate 0.0%
Kiwi Property Group Ltd.	87,527	78,473
Telecommunication Services 0.1%
Chorus Ltd. *	103,429	233,296
Transportation 0.1%
Air New Zealand Ltd.	75,348	160,305
Auckland International Airport Ltd.	42,599	147,010
Mainfreight Ltd.	8,844	100,373
		407,688
Utilities 0.2%
Contact Energy Ltd.	38,189	167,117
Infratil Ltd.	75,220	176,625
Mighty River Power Ltd.	55,783	113,520
		457,262
		1,974,846
Norway 0.9%
Banks 0.1%
SpareBank 1 Nord Norge	14,933	83,688
SpareBank 1 SMN	13,624	116,188
SpareBank 1 SR-Bank A.S.A.	17,606	125,310
		325,186
Capital Goods 0.0%
Vard Holdings Ltd. *(b)	207,376	92,242
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	12,880	124,709
Energy 0.2%
Fred. Olsen Energy A.S.A. *(b)	17,309	131,632
Kvaerner A.S.A.	56,182	39,123
TGS Nopec Geophysical Co. A.S.A. (b)	11,964	300,722
		471,477
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	16,200	91,411
Leroy Seafood Group A.S.A.	3,134	102,086
		193,497
Insurance 0.2%
Gjensidige Forsikring A.S.A.	17,674	271,988
Storebrand A.S.A. *	44,641	159,724
		431,712
Materials 0.0%
Borregaard A.S.A.	10,139	72,814
Media 0.1%
Schibsted A.S.A.	4,232	271,091
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(b)	841,372	181,596
Software & Services 0.1%
Atea A.S.A.	16,386	182,821
		2,347,145
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	47,478	72,561
Banco Espirito Santo S.A. - Reg'd *(d)(e)	45,383	—
		72,561
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	19,255	51,509
Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	30,454	417,854
Sonae, SGPS, S.A.	182,436	239,817
		657,671
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	10,312	147,651
Media 0.1%
NOS, SGPS S.A.	18,311	135,006
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	24,288	70,884
		1,135,282
Singapore 1.7%
Capital Goods 0.3%
COSCO Corp., Ltd. (b)	193,200	75,195
Sembcorp Marine Ltd. (b)	110,400	246,352
Singapore Technologies Engineering Ltd.	128,800	324,650
United Engineers Ltd.	41,400	83,174
		729,371
Consumer Services 0.1%
Genting Singapore plc	220,800	150,594
Diversified Financials 0.1%
Singapore Exchange Ltd.	39,560	247,232
Food & Staples Retailing 0.0%
Olam International Ltd.	69,000	101,538
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,063,920	331,267
Real Estate 0.7%
Ascendas Real Estate Investment Trust	96,600	171,873
CapitaLand Commercial Trust	96,600	115,657
CapitaLand Ltd.	172,260	445,687
CapitaLand Mall Trust	96,600	155,402
City Developments Ltd.	50,600	394,627
Global Logistic Properties Ltd.	78,570	160,763
Suntec Real Estate Investment Trust	96,600	128,905
UOL Group Ltd.	34,960	190,493
		1,763,407
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	6,559	86,972

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
M1 Ltd.	26,680	63,689
StarHub Ltd.	59,800	178,216
		241,905
Transportation 0.3%
Neptune Orient Lines Ltd. *	289,800	218,064
SATS Ltd.	92,000	231,211
Singapore Post Ltd.	96,600	134,992
SMRT Corp., Ltd.	96,600	114,582
		698,849
		4,351,135
Spain 2.0%
Banks 0.3%
Bankia S.A. *	229,273	295,855
Bankinter S.A.	46,462	341,544
Liberbank S.A. *	98,642	79,487
		716,886
Capital Goods 0.5%
Abengoa S.A. (b)	8,952	31,564
Abengoa S.A., B Shares	60,109	200,997
Construcciones y Auxiliar de Ferrocarriles S.A.	291	95,711
Duro Felguera S.A.	17,575	69,944
Gamesa Corp. Tecnologica S.A. *	31,939	490,579
Obrascon Huarte Lain S.A. (b)	7,021	131,627
Sacyr S.A. *	37,632	159,420
Zardoya Otis S.A.	15,653	200,957
		1,380,799
Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	27,068	148,380
Consumer Services 0.1%
Melia Hotels International S.A. (b)	5,806	75,398
NH Hotel Group S.A. *	15,937	90,683
		166,081
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A.	5,704	230,851
Energy 0.1%
Tecnicas Reunidas S.A.	3,415	169,680
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	13,360	251,420
Viscofan S.A.	4,600	281,915
		533,335
Insurance 0.0%
Grupo Catalana Occidente S.A.	3,868	121,411
Materials 0.2%
Acerinox S.A.	19,713	300,412
Vidrala S.A.	1,761	87,981
		388,393
Security	Number of Shares	Value ($)
Media 0.2%
Atresmedia Corp de Medios de Comunicaion S.A.	6,624	99,202
Mediaset Espana Comunicacion S.A.	22,455	282,006
Promotora de Informaciones S.A., Class A *	26,879	237,872
		619,080
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	6,164	127,049
Grifols S.A.	2,948	117,355
Grifols S.A., Class B	3,416	109,114
		353,518
Software & Services 0.1%
Indra Sistemas S.A.	23,861	230,731
		5,059,145
Sweden 2.1%
Capital Goods 0.4%
B&B Tools AB, B Shares	4,074	63,060
Haldex AB	7,092	100,645
Indutrade AB	2,498	118,878
Lindab International AB	9,853	86,145
Nibe Industrier AB, B Shares	4,416	131,282
Peab AB	41,508	317,725
Saab AB, Class B	8,190	210,119
		1,027,854
Commercial & Professional Services 0.2%
AF AB, B Shares	4,991	68,930
Intrum Justitia AB	5,431	165,588
Loomis AB, B Shares	7,100	208,165
		442,683
Consumer Durables & Apparel 0.1%
JM AB	8,381	236,894
Nobia AB	11,692	127,609
		364,503
Consumer Services 0.0%
Betsson AB *	4,443	66,302
Betsson AB, Redemption Shares *	1,177	1,640
		67,942
Diversified Financials 0.2%
L E Lundbergfortagen AB, B Shares	3,772	171,957
Ratos AB, B Shares	42,964	277,075
		449,032
Energy 0.1%
Lundin Petroleum AB *	9,588	150,599
Food & Staples Retailing 0.1%
Axfood AB	12,246	187,188
Food, Beverage & Tobacco 0.0%
AAK AB	1,660	107,345
Health Care Equipment & Services 0.1%
Elekta AB, B Shares	19,601	137,763
Materials 0.2%
BillerudKorsnas AB	11,510	194,663
Hexpol AB	13,025	140,937
Holmen AB, B Shares	9,752	291,512
		627,112

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Eniro AB *	167,187	23,031
Modern Times Group MTG AB, B Shares	8,004	253,031
		276,062
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	21,080	301,250
Real Estate 0.2%
Castellum AB	9,853	141,038
Fabege AB	10,123	140,993
Kungsleden AB	16,658	107,233
		389,264
Retailing 0.1%
Bilia AB, A Shares	9,568	188,136
Clas Ohlson AB, B Shares	5,060	91,204
		279,340
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	9,388	343,811
Transportation 0.1%
SAS AB *(b)	93,105	166,727
		5,318,475
Switzerland 2.9%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	279	161,334
Valiant Holding AG - Reg'd	1,660	150,365
		311,699
Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg'd *	4,461	89,140
Belimo Holding AG - Reg'd	23	56,784
Bucher Industries AG - Reg'd	558	146,753
Daetwyler Holding AG	757	106,647
Georg Fischer AG - Reg'd	574	432,926
Implenia AG - Reg'd	1,753	109,266
Meyer Burger Technology AG *	12,343	98,393
OC Oerlikon Corp. AG - Reg'd *	13,996	178,780
Rieter Holding AG - Reg'd *	552	91,166
Sulzer AG - Reg'd	3,140	343,841
		1,653,696
Commercial & Professional Services 0.2%
DKSH Holding AG *	2,125	163,314
Gategroup Holding AG *	4,790	148,014
Kaba Holding AG, B Shares - Reg'd *	279	174,643
		485,971
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	97	118,454
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd *	746	237,635
Diversified Financials 0.3%
GAM Holding AG *	8,301	184,349
Julius Baer Group Ltd. *	8,306	451,686
Partners Group Holding AG	558	174,347
		810,382
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	143	160,683
Emmi AG - Reg'd *	375	121,740
		282,423
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	2,120	318,444
Straumann Holding AG - Reg'd	465	122,935
		441,379
Insurance 0.1%
Helvetia Holding AG - Reg'd	558	311,430
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	460	195,171
Ferrexpo plc	74,719	84,943
Schmolz + Bickenbach AG - Reg'd *	139,662	134,725
		414,839
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg'd *	3,420	476,375
Galenica AG - Reg'd	283	282,295
		758,670
Real Estate 0.1%
Allreal Holding AG - Reg'd *	558	77,665
Swiss Prime Site AG - Reg'd *	2,116	168,791
		246,456
Retailing 0.1%
Dufry AG - Reg'd *	1,288	177,495
Valora Holding AG - Reg'd *	736	157,210
		334,705
Software & Services 0.0%
Temenos Group AG - Reg'd *	2,120	77,083
Technology Hardware & Equipment 0.2%
Kudelski S.A.	4,818	73,035
Logitech International S.A. - Reg'd	19,504	313,230
		386,265
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	279	219,894
Panalpina Welttransport Holding AG - Reg'd	2,116	287,337
		507,231
Utilities 0.0%
Alpiq Holding AG - Reg'd *(b)	1,114	94,413
		7,472,731
United Kingdom 13.4%
Banks 0.0%
The Paragon Group of Cos. plc	14,536	97,464
Capital Goods 1.6%
Ashtead Group plc	22,276	380,711
Bodycote plc	20,884	236,938
Brammer plc	12,255	57,972
Chemring Group plc	44,536	151,720
Fenner plc	33,582	113,122
Galliford Try plc	11,960	302,044
HellermannTyton Group plc	9,480	53,481
Interserve plc	23,092	218,471
Keller Group plc	13,996	227,668
Kier Group plc	6,440	133,158

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lavendon Group plc	31,749	97,258
Melrose Industries plc	61,274	247,965
Morgan Advanced Materials plc	43,885	233,043
Morgan Sindall Group plc	14,628	183,818
QinetiQ Group plc	106,904	385,966
Rotork plc	46,000	177,871
Senior plc	35,427	172,829
Speedy Hire plc	116,854	136,410
Spirax-Sarco Engineering plc	5,520	293,635
Ultra Electronics Holdings plc	6,440	179,935
Vesuvius plc	38,950	265,737
		4,249,752
Commercial & Professional Services 1.1%
Berendsen plc	23,736	368,357
Cape plc	29,992	114,988
De La Rue plc	27,819	215,860
HomeServe plc	35,512	235,183
Intertek Group plc	8,924	340,576
Mears Group plc	11,776	77,179
Michael Page International plc	41,400	343,353
Mitie Group plc	59,616	282,283
PayPoint plc	4,360	62,939
Rentokil Initial plc	168,372	377,683
RPS Group plc	37,381	134,048
Shanks Group plc	95,588	158,261
WS Atkins plc	8,740	195,251
		2,905,961
Consumer Durables & Apparel 0.6%
Bellway plc	10,779	386,040
Berkeley Group Holdings plc	6,175	291,540
Bovis Homes Group plc	8,743	145,955
Coats Group plc *	440,864	166,259
Crest Nicholson Holdings plc	10,215	83,394
Persimmon plc *	17,124	512,678
The Vitec Group plc	6,545	64,368
		1,650,234
Consumer Services 1.0%
Betfair Group plc	4,330	176,153
Bwin.Party Digital Entertainment plc	52,098	83,871
Dignity plc	2,151	69,651
Enterprise Inns plc *	193,208	382,389
Greene King plc	26,588	332,690
J.D. Wetherspoon plc	13,524	162,413
Ladbrokes plc	195,068	356,602
Marston's plc	129,171	328,974
Merlin Entertainments plc (c)	5,715	40,020
Mitchells & Butlers plc *	35,726	246,686
Spirit Pub Co. plc	110,400	192,892
The Restaurant Group plc	16,837	177,278
		2,549,619
Diversified Financials 1.6%
Aberdeen Asset Management plc	41,508	282,873
Ashmore Group plc (b)	26,690	134,931
Brewin Dolphin Holdings plc	9,323	46,037
Close Brothers Group plc	11,786	287,938
Hargreaves Lansdown plc	4,061	78,576
Henderson Group plc	68,662	298,923
IG Group Holdings plc	29,903	356,602
Intermediate Capital Group plc	39,105	357,437
International Personal Finance plc	24,104	180,928
Security	Number of Shares	Value ($)
Investec plc	44,168	404,052
Jupiter Fund Management plc	24,751	176,758
London Stock Exchange Group plc	10,856	407,020
Provident Financial plc	9,955	454,966
Schroders plc	6,008	309,325
Tullett Prebon plc	37,536	226,478
		4,002,844
Energy 0.2%
Afren plc *(b)	814,085	37,268
EnQuest plc *	203,808	166,385
Hargreaves Services plc	11,533	66,875
Hunting plc	17,423	163,774
Premier Oil plc *	70,386	175,286
		609,588
Food & Staples Retailing 0.2%
Greggs plc	20,893	379,073
Food, Beverage & Tobacco 0.4%
Britvic plc	15,732	175,846
Cranswick plc	8,926	218,339
Dairy Crest Group plc	36,064	282,314
Devro plc	12,820	64,019
Greencore Group plc	29,547	148,427
Premier Foods plc *	388,182	245,824
		1,134,769
Health Care Equipment & Services 0.1%
Synergy Health plc	4,339	120,703
Household & Personal Products 0.1%
PZ Cussons plc	29,900	163,797
Insurance 0.8%
Admiral Group plc	16,928	384,628
Beazley plc	48,493	220,144
Hiscox Ltd.	29,275	381,054
Jardine Lloyd Thompson Group plc	9,016	143,083
Lancashire Holdings Ltd.	39,472	388,498
Phoenix Group Holdings	31,375	409,825
St. James's Place plc	8,294	115,362
		2,042,594
Materials 1.0%
Acacia Mining plc	28,613	133,125
Alent plc	23,280	134,814
Croda International plc	8,387	374,346
DS Smith plc	83,168	450,658
Elementis plc	32,384	151,066
Essentra plc	11,328	172,860
Evraz plc	187,149	481,488
Polyus Gold International Ltd.	20,904	58,853
Randgold Resources Ltd.	3,502	253,033
RPC Group plc	18,400	172,396
Synthomer plc	23,835	127,335
Victrex plc	4,416	140,635
		2,650,609
Media 0.3%
Daily Mail & General Trust plc, A Shares	16,852	247,382
Trinity Mirror plc	89,430	213,910
UBM plc	36,248	307,815
		769,107

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	4,236	96,183
Hikma Pharmaceuticals plc	5,160	163,620
		259,803
Real Estate 0.8%
Derwent London plc	2,855	155,138
Hammerson plc	43,888	447,701
Intu Properties plc	60,178	306,983
Savills plc	13,834	205,400
Segro plc	64,592	420,081
Shaftesbury plc	3,889	51,986
The British Land Co. plc	39,573	520,531
		2,107,820
Retailing 1.2%
Debenhams plc	316,297	457,797
Dixons Carphone plc	147,345	1,068,896
Dunelm Group plc	4,265	61,372
Halfords Group plc	39,386	289,447
Howden Joinery Group plc	23,012	179,439
John Menzies plc	18,133	123,339
Lookers plc	58,604	144,648
N Brown Group plc	20,336	103,956
Pendragon plc	485,785	276,128
Sports Direct International plc *	9,752	100,596
WH Smith plc	17,305	408,774
		3,214,392
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	15,663	276,056
CSR plc	12,424	167,403
		443,459
Software & Services 0.3%
AVEVA Group plc	3,537	104,977
Fidessa Group plc	2,762	93,987
Micro Focus International plc	10,494	212,017
Moneysupermarket.com Group plc	21,169	97,845
Playtech plc	7,748	98,132
Telecity Group plc	5,261	86,542
Xchanging plc	45,448	87,730
		781,230
Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	9,844	137,146
Electrocomponents plc	73,692	268,756
Halma plc	23,644	275,468
Laird plc	38,471	226,718
Pace plc	30,182	189,798
Premier Farnell plc	49,588	144,452
Spectris plc	8,372	298,686
Spirent Communications plc	110,400	150,776
TT electronics plc	39,105	84,138
		1,775,938
Telecommunication Services 0.2%
Jazztel plc *	5,741	81,604
Kcom Group plc	71,863	105,821
TalkTalk Telecom Group plc (b)	55,660	339,738
		527,163
Transportation 0.9%
BBA Aviation plc	60,271	301,480
easyJet plc	13,996	343,637
Security	Number of Shares	Value ($)
Go-Ahead Group plc	5,628	228,013
National Express Group plc	103,040	491,042
Northgate plc	32,493	312,123
Royal Mail plc	39,839	318,552
Stagecoach Group plc	37,089	228,931
Stobart Group Ltd.	47,391	78,825
Stolt-Nielsen Ltd.	7,460	132,023
		2,434,626
		34,870,545
Total Common Stock
(Cost $251,382,305)		256,875,095

Preferred Stock 0.5% of net assets
Germany 0.4%
Automobiles & Components 0.1%
Porsche Automobil Holding SE	4,050	357,082
Capital Goods 0.1%
Jungheinrich AG	2,218	151,617
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	1,490	163,520
Materials 0.1%
FUCHS PETROLUB SE	5,152	225,597
		897,816
Italy 0.1%
Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	30,377	165,986
Sweden 0.0%
Transportation 0.0%
SAS AB	1,662	93,177
Total Preferred Stock
(Cost $1,176,793)		1,156,979

Rights 0.0% of net assets
Italy 0.0%
Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *(d)	31,109	—
New Zealand 0.0%
Real Estate 0.0%
Kiwi Property Group Ltd. *(d)	7,221	308
Total Rights
(Cost $—)		308

Other Investment Companies 1.0% of net assets
United States 1.0%
Equity Fund 0.2%
iShares MSCI EAFE Small-Cap ETF (b)	8,000	419,760

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	65,441	65,441
Securities Lending Collateral 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	2,110,957	2,110,957
Total Other Investment Companies
(Cost $2,590,849)		2,596,158

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $255,158,702 and the unrealized appreciation and depreciation were $11,029,614 and ($5,559,776), respectively, with a net unrealized appreciation of 5,469,838.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,042,026. Non-cash collateral pledged to the fund for securities on loan amounted to $58,923.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $40,020 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
SDR –	Swedish Depositary Receipt

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$242,741,003	$—	$—	$242,741,003
Australia [1]	11,735,414	—	—	11,735,414
Materials	2,389,858	—	8,820	2,398,678
Preferred Stock[1]	1,156,979	—	—	1,156,979
Rights [1]
New Zealand[1]	—	—	308	308
Other Investment Companies[1]	2,596,158	—	—	2,596,158
Total	$260,619,412	$—	$9,128	$260,628,540
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Common Stock
Australia	$—	$—	($12,174)	$20,994	$—	$—	$—	$8,820
Rights	1,854	1,722	(1,546)	—	(1,722)	—	—	308
Total	$1,854	$1,722	($13,720)	$20,994	($1,722)	$—	$—	$9,128
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG79047MAY15

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
89.4%	Common Stock	211,068,003	209,770,220
8.8%	Preferred Stock	23,530,489	20,704,760
1.7%	Other Investment Companies	3,902,165	3,980,785
99.9%	Total Investments	238,500,657	234,455,765
0.1%	Other Assets and Liabilities, Net		319,097
100.0%	Net Assets		234,774,862

Security	Number of Shares	Value ($)
Common Stock 89.4% of net assets
Brazil 5.9%
Banks 1.0%
Banco Bradesco S.A.	92,837	761,865
Banco do Brasil S.A.	176,567	1,257,637
Itau Unibanco Holding S.A.	24,870	252,860
		2,272,362
Capital Goods 0.2%
Embraer S.A.	49,920	373,079
Diversified Financials 0.1%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	84,782	298,221
Energy 1.8%
Cosan Ltd., A Shares	33,727	209,445
Petroleo Brasileiro S.A. *	755,742	3,136,497
Ultrapar Participacoes S.A.	39,385	846,766
		4,192,708
Food, Beverage & Tobacco 1.0%
Ambev S.A.	217,683	1,254,579
BRF S.A.	23,535	475,108
JBS S.A.	129,225	631,432
		2,361,119
Materials 1.1%
Companhia Siderurgica Nacional S.A.	247,587	477,710
Usinas Siderurgicas de Minas Gerais S.A.	34,855	173,587
Vale S.A.	326,505	2,050,500
		2,701,797
Software & Services 0.1%
Cielo S.A.	24,768	310,318
Telecommunication Services 0.1%
Tim Participacoes S.A.	68,160	201,111
Transportation 0.1%
CCR S.A.	43,249	209,160
Security	Number of Shares	Value ($)
Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	144,768	292,474
Companhia de Saneamento Basico do Estado de Sao Paulo	48,045	279,157
CPFL Energia S.A.	43,183	261,592
		833,223
		13,753,098
Chile 0.9%
Banks 0.1%
Banco Santander Chile	4,575,582	246,136
Energy 0.2%
Empresas COPEC S.A.	46,176	527,974
Food & Staples Retailing 0.1%
Cencosud S.A.	104,064	263,889
Transportation 0.1%
Latam Airlines Group S.A. *	16,704	141,246
Utilities 0.4%
Empresa Nacional de Electricidad S.A.	251,520	375,770
Enersis S.A.	1,831,502	622,832
		998,602
		2,177,847
China 19.9%
Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., H Shares	241,368	394,830
Banks 8.2%
Agricultural Bank of China Ltd., H Shares	1,728,000	938,506
Bank of China Ltd., H Shares	6,511,690	4,326,258
Bank of Communications Co., Ltd., H Shares	576,000	548,391
BOC Hong Kong Holdings Ltd.	169,368	697,001
China CITIC Bank Corp., Ltd., H Shares *	480,000	406,216
China Construction Bank Corp., H Shares	6,240,000	6,270,952
China Merchants Bank Co., Ltd., H Shares	232,378	707,487
China Minsheng Banking Corp., Ltd., H Shares	267,685	368,813
Industrial & Commercial Bank of China Ltd., H Shares	5,863,225	5,105,659
		19,369,283
Capital Goods 1.1%
China Communications Construction Co., Ltd., H Shares	612,211	1,058,321
China Railway Construction Corp., Ltd., H Shares	276,684	510,424
    1

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Railway Group Ltd., H Shares	571,200	738,359
CITIC Ltd.	127,026	245,152
		2,552,256
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	321,824	411,022
Yue Yuen Industrial Holdings Ltd.	80,577	277,026
		688,048
Energy 4.6%
China Coal Energy Co., Ltd., H Shares (b)	559,026	338,955
China Petroleum & Chemical Corp., H Shares	4,627,424	4,077,289
China Shenhua Energy Co., Ltd., H Shares	364,228	895,587
CNOOC Ltd.	1,507,710	2,357,392
PetroChina Co., Ltd., H Shares	2,632,436	3,120,935
		10,790,158
Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	100,153	301,045
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	41,092	234,575
Insurance 0.9%
China Life Insurance Co., Ltd., H Shares	221,037	1,062,191
China Pacific Insurance (Group) Co., Ltd., H Shares	76,800	395,812
Ping An Insurance Group Co. of China Ltd., H Shares	48,000	706,543
		2,164,546
Materials 0.3%
China National Building Material Co., Ltd., H Shares	259,710	277,080
Jiangxi Copper Co., Ltd., H Shares	192,000	380,951
		658,031
Real Estate 0.2%
China Overseas Land & Investment Ltd.	147,370	534,228
Retailing 0.2%
GOME Electrical Appliances Holdings Ltd.	1,728,000	452,534
Software & Services 0.2%
Tencent Holdings Ltd.	19,200	385,657
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	110,114	214,218
Lenovo Group Ltd.	254,114	403,223
		617,441
Telecommunication Services 3.1%
China Mobile Ltd.	408,680	5,382,953
China Telecom Corp., Ltd., H Shares	1,474,394	1,002,387
China Unicom (Hong Kong) Ltd.	518,028	874,123
		7,259,463
Utilities 0.1%
Huaneng Power International, Inc., H Shares	242,798	325,128
		46,727,223
Security	Number of Shares	Value ($)
Colombia 0.3%
Banks 0.1%
Bancolombia S.A.	12,000	116,336
Energy 0.2%
Ecopetrol S.A.	631,128	451,432
		567,768
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	28,032	697,244
Greece 0.4%
Consumer Services 0.2%
OPAP S.A.	55,503	541,571
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. *	36,216	320,820
Utilities 0.1%
Public Power Corp. S.A. *	34,387	171,913
		1,034,304
Hungary 0.7%
Banks 0.3%
OTP Bank plc	30,144	608,744
Energy 0.3%
MOL Hungarian Oil & Gas plc	13,260	691,294
Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc *	220,224	324,576
		1,624,614
India 2.1%
Automobiles & Components 0.3%
Mahindra & Mahindra Ltd. GDR	12,401	248,640
Tata Motors Ltd. ADR	10,752	411,802
		660,442
Banks 0.4%
ICICI Bank Ltd. ADR	45,793	483,574
State Bank of India GDR - Reg'd	9,419	414,436
		898,010
Energy 0.8%
Reliance Industries Ltd. GDR (a)	70,288	1,954,007
Materials 0.1%
Tata Steel Ltd. GDR - Reg'd	50,688	265,605
Software & Services 0.5%
Infosys Ltd. ADR	34,198	1,089,890
		4,867,954
Indonesia 1.0%
Automobiles & Components 0.3%
PT Astra International Tbk	1,238,400	683,630
2

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.4%
PT Bank Central Asia Tbk	297,600	317,876
PT Bank Mandiri (Persero) Tbk	309,426	252,122
PT Bank Rakyat Indonesia (Persero) Tbk	368,742	328,338
		898,336
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	3,427,200	737,325
		2,319,291
Malaysia 2.0%
Banks 0.6%
CIMB Group Holdings Berhad	251,152	388,443
Malayan Banking Berhad	202,300	498,300
Public Bank Berhad	96,000	484,452
		1,371,195
Capital Goods 0.3%
Sime Darby Berhad	272,840	619,211
Consumer Services 0.1%
Genting Berhad	115,200	267,732
Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	192,000	208,969
Materials 0.1%
Petronas Chemicals Group Berhad	144,000	245,892
Telecommunication Services 0.5%
Axiata Group Berhad	259,200	465,231
DiGi.com Berhad	163,200	249,741
Maxis Berhad	124,800	234,553
Telekom Malaysia Berhad	172,800	343,149
		1,292,674
Utilities 0.3%
Tenaga Nasional Berhad	172,800	629,735
		4,635,408
Mexico 3.4%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	57,600	324,651
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	132,876	249,671
		574,322
Capital Goods 0.1%
Alfa S.A.B. de C.V., A Shares	135,942	266,714
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	326,400	804,612
Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	28,800	245,476
Fomento Economico Mexicano S.A.B. de C.V.	86,400	767,633
Grupo Bimbo S.A.B. de C.V., Series A *	103,969	280,967
		1,294,076
Security	Number of Shares	Value ($)
Materials 0.7%
Cemex S.A.B. de C.V., Series CPO *	1,057,522	988,733
Grupo Mexico S.A.B. de C.V., Series B	211,200	653,048
		1,641,781
Media 0.3%
Grupo Televisa S.A.B., Series CPO	102,168	771,332
Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	2,448,000	2,571,287
		7,924,124
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	2,208	311,637
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	6,765	421,817
Poland 2.2%
Banks 0.3%
Bank Pekao S.A.	5,568	277,851
Powszechna Kasa Oszczednosci Bank Polski S.A.	47,328	411,855
		689,706
Energy 0.8%
Polski Koncern Naftowy Orlen S.A.	96,780	1,820,714
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	3,775	450,338
Materials 0.4%
KGHM Polska Miedz S.A.	30,144	924,692
Telecommunication Services 0.2%
Orange Polska S.A.	191,136	528,304
Utilities 0.3%
PGE S.A.	97,440	533,203
Tauron Polska Energia S.A.	229,248	290,574
		823,777
		5,237,531
Republic of Korea 17.0%
Automobiles & Components 1.7%
Hyundai Mobis Co., Ltd.	4,532	913,965
Hyundai Motor Co.	13,864	1,976,550
Kia Motors Corp.	25,965	1,116,384
		4,006,899
Banks 1.2%
Hana Financial Group, Inc.	18,240	488,814
KB Financial Group, Inc.	20,499	744,493
Shinhan Financial Group Co., Ltd.	31,392	1,186,849
Woori Bank	30,926	293,005
		2,713,161
Capital Goods 2.6%
Daelim Industrial Co., Ltd.	3,840	271,303
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	10,560	152,457
    3

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Doosan Heavy Industries & Construction Co., Ltd.	9,888	243,129
Hyundai Engineering & Construction Co., Ltd.	6,240	249,150
Hyundai Heavy Industries Co., Ltd. *	8,971	1,052,317
LG Corp.	23,336	1,311,827
Samsung C&T Corp.	11,723	666,410
Samsung Heavy Industries Co., Ltd.	15,552	251,190
SK Holdings Co., Ltd.	9,024	1,457,519
SK Networks Co., Ltd.	47,904	357,038
		6,012,340
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	25,077	1,251,304
Energy 1.5%
GS Holdings Corp.	18,624	833,522
S-Oil Corp.	12,787	761,509
SK Innovation Co., Ltd. *	19,319	1,961,098
		3,556,129
Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	1,728	384,347
Food, Beverage & Tobacco 0.3%
KT&G Corp.	8,064	701,439
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	1,769	485,248
Samsung Life Insurance Co., Ltd.	3,648	368,668
		853,916
Materials 2.3%
Hanwha Corp.	15,463	602,754
Hyosung Corp.	3,694	383,316
Hyundai Steel Co.	6,624	445,883
LG Chem Ltd.	4,320	972,560
Lotte Chemical Corp.	1,920	408,861
OCI Co., Ltd.	2,029	173,195
POSCO	10,944	2,409,507
		5,396,076
Retailing 0.1%
Lotte Shopping Co., Ltd.	1,056	241,072
Semiconductors & Semiconductor Equipment 0.4%
SK Hynix, Inc.	21,998	1,014,300
Software & Services 0.4%
NAVER Corp.	480	263,767
SK C&C Co., Ltd.	3,479	783,226
		1,046,993
Technology Hardware & Equipment 4.5%
LG Display Co., Ltd.	36,124	953,419
Samsung Electro-Mechanics Co., Ltd.	5,568	277,332
Samsung Electronics Co., Ltd.	7,634	9,003,057
Samsung SDI Co., Ltd.	3,390	374,713
		10,608,521
Telecommunication Services 0.4%
KT Corp. *	26,426	690,307
LG Uplus Corp.	31,804	267,461
		957,768
Security	Number of Shares	Value ($)
Utilities 0.5%
Korea Electric Power Corp.	23,831	993,451
Korea Gas Corp.	4,512	211,707
		1,205,158
		39,949,423
Russia 11.4%
Banks 0.2%
Sberbank of Russia *	263,680	368,468
VTB Bank OJSC *	69,960,000	106,759
		475,227
Energy 9.0%
Bashneft OAO *	10,677	405,990
Gazprom OAO	3,546,563	9,372,559
LUKOIL OAO *	137,963	6,455,991
NOVATEK OAO GDR - Reg'd	3,746	377,971
Rosneft OJSC GDR - Reg'd	45,709	209,301
Surgutneftegas OAO *	4,762,412	2,806,885
Tatneft OAO *	262,957	1,400,840
		21,029,537
Food & Staples Retailing 0.2%
Magnit PJSC *	2,034	406,433
Materials 0.9%
MMC Norilsk Nickel OJSC *	6,771	1,159,237
Severstal PAO GDR - Reg'd	46,487	561,563
Uralkali PJSC GDR - Reg'd	26,500	361,195
		2,081,995
Telecommunication Services 0.7%
Mobile TeleSystems OJSC ADR	84,030	878,954
Rostelecom OJSC *	201,505	310,126
Sistema JSFC GDR - Reg'd	76,528	581,613
		1,770,693
Transportation 0.3%
Aeroflot-Russian Airlines OJSC *	448,529	350,484
Globaltrans Investment plc GDR - Reg'd *	56,019	320,989
		671,473
Utilities 0.1%
RusHydro JSC *	30,456,045	340,072
		26,775,430
South Africa 6.3%
Banks 0.8%
Barclays Africa Group Ltd.	23,724	342,628
Nedbank Group Ltd.	17,280	342,256
Standard Bank Group Ltd.	90,823	1,180,096
		1,864,980
Capital Goods 0.6%
Aveng Ltd. *	202,752	142,469
Barloworld Ltd.	45,888	370,642
The Bidvest Group Ltd.	32,272	798,276
		1,311,387
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	75,770	468,591
4

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.4%
African Bank Investments Ltd. *(d)(e)	30,732	—
FirstRand Ltd.	137,208	586,371
Remgro Ltd.	14,016	286,246
		872,617
Energy 1.0%
Sasol Ltd.	67,028	2,358,808
Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	26,592	351,879
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	12,192	281,560
Insurance 0.2%
Sanlam Ltd.	74,130	417,142
Materials 1.0%
AngloGold Ashanti Ltd. *	54,433	526,313
Gold Fields Ltd.	188,261	654,007
Impala Platinum Holdings Ltd. *	92,846	467,750
Kumba Iron Ore Ltd.	22,337	284,542
Sappi Ltd. *	92,832	367,963
		2,300,575
Media 0.2%
Naspers Ltd., N Shares	3,966	581,826
Retailing 0.3%
Imperial Holdings Ltd.	27,168	406,591
Woolworths Holdings Ltd.	40,800	319,888
		726,479
Telecommunication Services 1.4%
MTN Group Ltd.	133,471	2,360,800
Telkom S.A. SOC Ltd. *	96,404	550,801
Vodacom Group Ltd.	26,208	287,803
		3,199,404
		14,735,248
Taiwan 12.5%
Banks 0.5%
CTBC Financial Holding Co., Ltd.	630,737	478,812
Mega Financial Holding Co., Ltd.	487,518	436,801
Taishin Financial Holding Co., Ltd.	695,202	301,247
		1,216,860
Capital Goods 0.3%
Far Eastern New Century Corp.	389,590	429,662
Walsin Lihwa Corp. *	1,226,000	317,155
		746,817
Consumer Durables & Apparel 0.2%
Pou Chen Corp.	288,000	412,863
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	235,116	484,128
Energy 0.2%
Formosa Petrochemical Corp.	224,704	549,808
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	208,920	372,330
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	197,840	353,873
Materials 1.7%
China Steel Corp.	1,175,088	972,444
Formosa Chemicals & Fibre Corp.	399,882	978,436
Security	Number of Shares	Value ($)
Formosa Plastics Corp.	340,704	835,859
Nan Ya Plastics Corp.	337,588	798,517
Taiwan Cement Corp.	288,000	391,282
		3,976,538
Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	384,000	550,484
MediaTek, Inc.	42,940	579,892
Siliconware Precision Industries Co., Ltd.	222,176	367,723
Taiwan Semiconductor Manufacturing Co., Ltd.	918,352	4,368,403
United Microelectronics Corp.	1,447,000	655,306
		6,521,808
Technology Hardware & Equipment 5.5%
Acer, Inc. *	986,470	589,767
Asustek Computer, Inc.	90,176	887,276
AU Optronics Corp.	1,736,764	953,458
Compal Electronics, Inc.	1,295,000	1,071,677
Delta Electronics, Inc.	74,128	423,858
Foxconn Technology Co., Ltd.	101,240	356,235
Hon Hai Precision Industry Co., Ltd.	1,192,738	3,851,052
HTC Corp. *	242,822	814,865
Innolux Corp.	1,088,000	673,509
Inventec Corp.	491,646	352,400
Lite-On Technology Corp.	321,986	413,327
Pegatron Corp.	199,234	594,593
Quanta Computer, Inc.	262,058	665,113
Synnex Technology International Corp.	215,646	320,030
Wistron Corp.	673,928	553,318
WPG Holdings Ltd.	288,000	371,107
		12,891,585
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	388,764	1,228,622
Far EasTone Telecommunications Co., Ltd.	106,588	253,161
Taiwan Mobile Co., Ltd.	96,000	337,797
		1,819,580
		29,346,190
Thailand 1.3%
Banks 0.1%
The Siam Commercial Bank PCL NVDR	48,000	226,159
Energy 0.9%
PTT Exploration & Production PCL NVDR	96,000	308,204
PTT PCL NVDR	136,200	1,404,917
Thai Oil PCL NVDR	230,400	366,421
		2,079,542
Materials 0.2%
PTT Global Chemical PCL NVDR	211,200	411,225
Telecommunication Services 0.1%
Advanced Info Service PCL NVDR	57,600	400,666
		3,117,592
    5

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Turkey 1.5%
Banks 0.7%
Akbank T.A.S.	121,824	362,909
Turkiye Garanti Bankasi A/S	166,600	527,588
Turkiye Halk Bankasi A/S	48,000	240,721
Turkiye Is Bankasi, C Shares	125,428	266,688
Turkiye Vakiflar Bankasi T.A.O., Class D	147,648	255,139
		1,653,045
Capital Goods 0.2%
KOC Holding A/S	110,356	493,327
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	79,200	297,521
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S *	21,897	547,836
Telecommunication Services 0.3%
Turk Telekomunikasyon A/S	78,528	205,022
Turkcell Iletisim Hizmetleri A/S	80,256	349,726
		554,748
		3,546,477
Total Common Stock
(Cost $211,068,003)		209,770,220

Preferred Stock 8.8% of net assets
Brazil 6.6%
Banks 2.0%
Banco Bradesco S.A.	192,103	1,697,433
Itau Unibanco Holding S.A.	241,062	2,592,138
Itausa - Investimentos Itau S.A.	126,720	350,082
		4,639,653
Energy 1.8%
Petroleo Brasileiro S.A. *	1,102,946	4,259,639
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	11,044	296,285
Materials 1.6%
Bradespar S.A.	47,465	165,620
Gerdau S.A.	241,105	654,758
Metalurgica Gerdau S.A.	165,809	405,096
Usinas Siderurgicas de Minas Gerais S.A., A Shares	132,717	212,008
Vale S.A.	451,593	2,370,701
		3,808,183
Telecommunication Services 0.3%
Oi S.A. *	113,295	250,893
Telefonica Brasil S.A.	39,462	554,366
		805,259
Utilities 0.8%
Centrais Eletricas Brasileiras S.A., B Shares	116,928	341,342
Companhia Energetica de Minas Gerais	163,912	728,019
Security	Number of Shares	Value ($)
Companhia Paranaense de Energia - Copel, B Shares	21,408	219,740
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. *	101,088	518,010
		1,807,111
		15,616,130
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	25,536	260,646
Republic of Korea 0.9%
Automobiles & Components 0.3%
Hyundai Motor Co.	2,339	246,932
Hyundai Motor Co. 2nd	3,085	336,824
		583,756
Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	4,810	113,713
Materials 0.1%
LG Chem Ltd.	981	157,119
Technology Hardware & Equipment 0.5%
Samsung Electronics Co., Ltd.	1,259	1,225,771
		2,080,359
Russia 1.2%
Energy 1.2%
AK Transneft OAO *	898	2,107,673
Surgutneftegas OAO *	904,834	639,952
		2,747,625
Total Preferred Stock
(Cost $23,530,489)		20,704,760

Other Investment Companies 1.7% of net assets
United States 1.7%
Equity Funds 1.5%
iShares India 50 ETF	49,711	1,510,717
WisdomTree India Earnings Fund	88,466	1,956,868
		3,467,585
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	373,012	373,012
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	140,188	140,188
Total Other Investment Companies
(Cost $3,902,165)		3,980,785

End of Investments.

6

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

At 05/31/15, the tax basis cost of the fund's investments was $239,165,160 and the unrealized appreciation and depreciation were $8,117,020 and ($12,826,415), respectively, with a net unrealized depreciation of ($4,709,395).
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,954,007 or 0.8% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $169,477. Non-cash collateral pledged to the fund for securities on loan amounted to $41,495.
(c)	The rate shown is the 7-day yield.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
ETF –	Exchange Traded Fund
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/19/15	8	398,760	(13,617)

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
    7

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$209,770,220	$—	$—	$209,770,220
Preferred Stock[1]	20,704,760	—	—	20,704,760
Other Investment Companies[1]	3,980,785	—	—	3,980,785
Total	$234,455,765	$—	$—	$234,455,765
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($13,617)	$—	$—	($13,617)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2015 is not presented.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG79048MAY15
8

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 16, 2015